UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number: 811-21141

                                   MDT FUNDS
               (Exact name of registrant as specified in charter)

                            125 CAMBRIDGEPARK DRIVE
                              CAMBRIDGE, MA 02140
              (Address of principal executive offices) (Zip code)

                                  JOHN SHERMAN
                            125 CAMBRIDGEPARK DRIVE
                              CAMBRIDGE, MA 02140
                    (Name and address of agent for service)

                                 (617) 234-2200
               Registrant's telephone number, including area code

Date of fiscal year end: JULY 31

Date of reporting period:  JANUARY 31, 2006

ITEM 1. REPORT TO STOCKHOLDERS.
------------------------------

                                (MDT FUNDS LOGO)

                               Semi-Annual Report
                                January 31, 2006

                             MDT All Cap Core Fund
                        MDT Tax Aware/All Cap Core Fund
                           MDT Large Cap Growth Fund
                            MDT Mid Cap Growth Fund
                            MDT Small Cap Core Fund
                           MDT Small Cap Growth Fund
                            MDT Small Cap Value Fund
                            MDT Balanced Growth Fund
                            MDT Short-Term Bond Fund

                               TABLE OF CONTENTS

Letter From the President                                                    1
All Cap Core Fund                                                            2
Tax Aware/ All Cap Core Fund                                                 8
Large Cap Growth Fund                                                       13
Mid Cap Growth Fund                                                         17
Small Cap Core Fund                                                         21
Small Cap Growth Fund                                                       27
Small Cap Value Fund                                                        32
Balanced Growth Fund                                                        36
Short-Term Bond Fund                                                        45
Fund Expense Examples                                                       51
Statements of Assets and Liabilities                                        54
Statements of Operations                                                    56
Statements of Changes in Net Assets                                         58
Financial Highlights                                                        63
Notes to Financial Statements                                               76
Additional Information                                                      88
Board Considerations in Approving the Continuation
  of the Investment Advisory Agreement                                      89

CAUTIONARY NOTE ON ANALYSES, OPINIONS AND OUTLOOKS:  In this report we may offer
---------------------------------------------------
analysis and opinions on the performance of individual securities, companies, industries, sectors, markets, interest rates and government policies, including predictions, forecasts and outlooks regarding possible future events. These can generally be identified as such because the context of the statements may include such words as "believe," "should," "will," "expects," "anticipates," "hopes," and words of similar effect. These statements reflect the Adviser's good faith beliefs and judgments and involve risks and uncertainties, including risk that the analyses, opinions, and outlooks are or will prove to be inaccurate. It is inherently difficult to correctly assess and explain the performance of particular securities, sectors, markets, interest rate movements, governmental actions or general economic trends and conditions, and many unforeseen factors contribute to the performance of the MDT Funds. Investors are, therefore, cautioned not to place undue reliance on subjective judgments contained in this report.

Letter From the President

                                                                    January 2006

Dear Shareholder:

The six-month period ended January 31, 2006 might be characterized as a period of transition for the economy and the markets in which we invest. The economy showed signs of cooling off as evidenced by a reduction in the rate of GDP growth in the fourth quarter and the first tangible indications of a slowing housing market. Towards the end of the period, fixed income markets began to reflect a declining growth outlook as the Treasury yield curve flattened, with rates on shorter-term instruments equaling those of longer-term issues. Perhaps most noteworthy, the storied tenure of Alan Greenspan as Chairman of the Federal Reserve Board came to an end, introducing a new element of uncertainty.
Domestic equity markets managed to generate positive results, but performance over the near term will likely be determined by how well the economy weathers these potentially negative variables.

This period also brought with it significant changes to our Fund Family. These changes include the introduction of six new strategies and an expansion of our existing offerings to include A, C and Institutional share classes for each Fund. The initial performance results of our new strategies have been very positive. As we have discussed previously, the broadening of our product line has made our Funds more attractive to potential distribution partners. We have already established relationships with several major mutual fund platforms and expect to significantly expand the availability of our Funds through these channels during the upcoming year. The meaningful asset growth we expect, and in fact have already seen, should help to reduce each Fund's expense ratio and therefore improve the returns for all investors.

We are thankful for your support and interested in any thoughts or questions you have about this report, our strategies or our Fund Family in general. As always, please feel free to call us at 1-866-784-6867 or visit our web site at www.mdtfunds.com.

Best regards,

/s/R. Schorr Berman

R. Schorr Berman
President

For this letter and the discussions that follow, please refer to the report section for standardized performance, index information and portfolio holdings. Portfolio holdings and sector allocations are subject to change and are not recommendations to buy or sell any security.

This material must be preceded or accompanied by a current prospectus.

Mutual fund investing involves risk; principal loss is possible.

Quasar Distributors, LLC, Distributor 03/06

MDT FUNDS--ALL CAP CORE FUND
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

The Fund returned 7.62% for the six months ended January 31, 2006, outperforming both the 5.35% return for the Russell 3000 Index and the 7.18% result for the Lipper Multi-Cap Core Funds Index. After struggling with the uncertain economic impact of the severe hurricanes in late summer and early fall, the market rallied through the end of the year and the first month of 2006. We have often mentioned our expectation that through superior stock selection the strategy can outperform in differing market environments. We are again pleased that this trait was demonstrated through the Fund's positive relative performance over this period, particularly in light of the market's uneven path.

Compared to its benchmark, the Russell 3000 Index, the Fund was overweight value stocks throughout the period. Value stocks significantly outperformed their growth counterparts, providing much of the Fund's positive relative performance. The Fund was overweight large and mid capitalization names, while remaining underweight in small cap stocks. While large, mid, and small cap stocks all contributed positively, large caps provided most of the relative outperformance during the period. Investments in Financial Services and Basic Industries contributed positively, while investments in Information Technology contributed negatively. J.P. Morgan & Co., Inc. and Merrill Lynch & Co., Inc. helped Financial Services most notably, while Nucor Corporation helped Basic Industries. Texas Instruments, Inc. led decliners in Information Technology.

The Fund continues to significantly overweight value over growth stocks, while being overweight mid cap and underweight in large and small capitalization names. The largest sector overweights are in Energy and Financial Services, while Consumer Cyclicals, Health Care and Consumer Staples lead the most underweight. Although some uncertainty clouds the economic outlook, we remain optimistic about the prospects for the Fund and will continue to strive for strong risk-adjusted returns through disciplined, bottom-up stock selection.

The Fund may also invest in small- and medium-capitalization companies, which tend to have limited liquidity and greater price volatility than large-capitalization companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund's portfolio.

SECTOR BREAKDOWN (as % of investments)

Basic Industries                              2.4%
Capital Goods                                 6.2%
Consumer Cyclicals                            6.9%
Consumer Durables                             4.4%
Consumer Staples                              2.0%
Energy                                       18.8%
Financial Services                           37.0%
Healthcare                                    7.3%
Information Technology                       11.6%
Transportation                                1.4%
Public Utilities                              2.0%

MDT FUNDS--ALL CAP CORE FUND

              MDT All Cap Core Fund -                         Lipper Multi-Cap
    Date        Institutional Class    Russell 3000 Index     Core Funds Index
    ----        -------------------    ------------------     ----------------
 10/1/2002            $10,000                $10,000              $10,000
 1/31/2003            $10,534                $10,538              $10,453
 7/31/2003            $11,775                $12,454              $12,268
 1/31/2004            $13,993                $14,453              $14,289
 7/31/2004            $13,870                $14,112              $13,932
 1/31/2005            $15,436                $15,427              $15,335
 7/31/2005            $16,952                $16,498              $16,433
 1/31/2006            $18,232                $17,380              $17,613

MDT All Cap Core Fund--Institutional Class

This hypothetical chart assumes an initial gross investment of $10,000 made on 10/1/02 (commencement of operations). Returns include the reinvestment of all dividends.

TOTAL RETURN FOR THE PERIODS ENDED JANUARY 31, 2006

                                                                  ANNUALIZED
                                                SIX     ONE    SINCE INCEPTION
                                               MONTHS   YEAR  (OCTOBER 1, 2002)
                                               ------   ----  -----------------
MDT All Cap Core Fund--Institutional Class     7.62%   18.19%       19.73%
Russell 3000 Index                             5.35%   12.67%       18.02%
Lipper Multi-Cap Core Funds Index              7.18%   14.85%       18.49%

Performance data quoted represents past performance and is no guarantee of future results. The principal value and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 1-866-784-6867.

Investment performance reflects contractual fee waivers in effect. In the absence of such waivers, total return would be reduced. The Advisor can recapture expenses or fees it has waived within a three year period. Please refer to the prospectus for details. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund may also invest in small- and medium-capitalization companies, which tend to have limited liquidity and greater price volatility than large-capitalization companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund's portfolio.

The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies, based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The Lipper Multi-Cap Core Funds Index is the average of the 30 largest funds in the Lipper Multi-Cap Core Funds category. These funds, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap funds typically have between 25% to 75% of their assets invested in companies with market capitalizations (on a three-year weighted average basis) above 300% of the dollar weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Multi-cap Core funds have more latitude in the companies in which they invest. These Funds typically have an average price-to-earnings ratio, price-to-book ratio and three-year sales-per-share growth value, compared to the S&P SuperComposite 1500 Index.

One cannot invest directly in an index.

MDT FUNDS--ALL CAP CORE FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)

  SHARES                                                              VALUE
  ------                                                              -----
             COMMON STOCKS - 96.63%

             AEROSPACE & DEFENSE - 1.74%
     1,300   Alliant Techsystems Inc.*<F1>                        $    100,750
    16,900   Honeywell International Inc.                              649,298
     2,100   Precision Castparts Corporation                           104,895
     6,900   Raytheon Company                                          282,693
     2,400   Rockwell Collins, Inc.                                    112,608
     9,300   United Technologies Corporation                           542,841
                                                                  ------------
                                                                     1,793,085
             AIR FREIGHT & LOGISTICS - 0.19%
     4,300   Ryder System, Inc.                                        192,210
             AIRLINES - 0.61%
    38,500   Southwest Airlines Co.                                    633,710
             BEVERAGES - 0.07%
     2,900   PepsiAmericas, Inc.                                        71,021
             BIOTECHNOLOGY - 5.12%
    43,200   Amgen Inc.*<F1>                                         3,148,848
    24,100   Genentech, Inc.*<F1>                                    2,070,672
     1,200   Techne Corporation*<F1>                                    68,220
                                                                  ------------
                                                                     5,287,740
             CAPITAL MARKETS - 8.31%
     1,100   GFI Group Inc.*<F1>                                        60,049
    16,600   The Goldman Sachs Group, Inc.                           2,344,750
    44,800   Merrill Lynch & Co., Inc.                               3,363,136
    45,700   Morgan Stanley                                          2,808,265
                                                                  ------------
                                                                     8,576,200
             CHEMICALS - 0.12%
     1,900   Sigma-Aldrich Corporation                                 123,272
             COMMERCIAL BANKS - 5.86%
    13,800   AmSouth Bancorporation                                    381,018
    10,600   Comerica Incorporated                                     587,982
    10,400   Fifth Third Bancorp                                       390,728
     4,100   First BanCorp.                                             52,398
     1,800   Huntington
               Bancshares Incorporated                                  41,760
    31,700   KeyCorp                                                 1,121,863
     2,200   M&T Bank Corporation                                      238,260
    33,900   National City Corporation                               1,158,702
     5,900   Regions Financial Corporation                             195,762
     7,000   SunTrust Banks, Inc.                                      500,150
     2,600   UnionBanCal Corporation                                   174,434
    22,100   Wachovia Corporation                                    1,211,743
                                                                  ------------
                                                                     6,054,800
             COMMERCIAL SERVICES & SUPPLIES - 1.73%
     2,100   Adesa, Inc.                                                53,760
     1,400   Administaff, Inc.                                          60,256
       500   The Corporate Executive
               Board Company                                            42,070
     2,600   Equifax Inc.                                               99,632
     3,200   Manpower Inc.                                             172,256
     4,700   Monster Worldwide Inc.*<F1>                               200,502
     4,100   Republic Services, Inc.                                   155,185
     8,800   Robert Half International Inc.                            321,464
       800   Stericycle, Inc.*<F1>                                      47,816
    20,100   Waste Management, Inc.                                    634,758
                                                                  ------------
                                                                     1,787,699
             COMMUNICATIONS EQUIPMENT - 3.73%
    10,200   Juniper Networks, Inc.*<F1>                               184,926
    76,500   QUALCOMM Incorporated                                   3,668,940
                                                                  ------------
                                                                     3,853,866
             COMPUTERS & PERIPHERALS - 2.49%
    65,800   Hewlett-Packard Company                                 2,051,644
     6,400   Lexmark International, Inc.*<F1>                          310,848
     3,100   Network Appliance, Inc.*<F1>                               96,720
     2,900   QLogic Corporation*<F1>                                   115,043
                                                                  ------------
                                                                     2,574,255
             CONSTRUCTION & ENGINEERING - 0.05%
       600   EMCOR Group, Inc.*<F1>                                     49,212
             CONSTRUCTION MATERIALS - 0.22%
     3,700   Lafarge North America Inc.                                227,994
             CONSUMER FINANCE - 0.85%
     7,100   AmeriCredit Corp.*<F1>                                    204,196
    12,100   SLM Corporation                                           677,116
                                                                  ------------
                                                                       881,312
             CONTAINERS & PACKAGING - 0.09%
     2,000   Temple-Inland Inc.                                         93,800

             DIVERSIFIED FINANCIAL SERVICES - 5.14%
       200   Chicago Mercantile
               Exchange Holdings Inc.                                   84,650
    17,400   CIT Group Inc.                                            928,116
   101,300   JPMorgan Chase & Co.                                    4,026,675
     4,300   Moody's Corporation                                       272,276
                                                                  ------------
                                                                     5,311,717
             DIVERSIFIED TELECOMMUNICATION
               SERVICES - 0.58%
    20,900   BellSouth Corporation                                     601,293

             ELECTRIC UTILITIES - 0.89%
     5,000   DTE Energy Company                                        211,000
     5,200   Edison International                                      227,864
    10,300   PG&E Corporation                                          384,293
     2,100   Progress Energy, Inc.                                      91,602
                                                                  ------------
                                                                       914,759
             ELECTRICAL EQUIPMENT - 0.29%
       800   Cooper Industries, Ltd.                                    65,320
     3,600   Rockwell Automation, Inc.                                 237,852
                                                                  ------------
                                                                       303,172
             ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.84%
     9,200   Ingram Micro Inc.*<F1>                                    178,020
    13,300   Jabil Circuit, Inc.*<F1>                                  537,320
     4,600   National Instruments Corporation                          152,214
                                                                  ------------
                                                                       867,554
             ENERGY EQUIPMENT & SERVICES - 1.85%
    22,600   BJ Services Company                                       915,074
     3,000   Grant Prideco, Inc.*<F1>                                  150,270
       900   Oceaneering International, Inc.*<F1>                       53,469
     2,300   Oil States International, Inc.*<F1>                        94,070
    14,300   Smith International, Inc.                                 643,500
     1,200   W-H Energy Services, Inc.*<F1>                             57,936
                                                                  ------------
                                                                     1,914,319
             FOOD PRODUCTS - 0.82%
     1,900   Archer-Daniels-Midland Company                             59,850
       600   Bunge Limited                                              35,376
     8,000   General Mills, Inc.                                       388,880
     5,000   The Hershey Company                                       256,000
     4,300   Pilgrim's Pride Corporation                               104,662
                                                                  ------------
                                                                       844,768
             HEALTH CARE EQUIPMENT & SUPPLIES - 0.61%
     1,100   Dade Behring Holdings, Inc.                                43,043
     2,500   DENTSPLY International Inc.                               134,250
     1,800   Intuitive Surgical, Inc.*<F1>                             247,770
     1,000   Kyphon Inc.*<F1>                                           41,570
     3,900   Waters Corporation*<F1>                                   163,605
                                                                  ------------
                                                                       630,238
             HEALTH CARE PROVIDERS & SERVICES - 0.99%
       800   DaVita, Inc.*<F1>                                          43,800
     5,100   Laboratory Corporation
               of America Holdings*<F1>                                299,115
     3,100   Pharmaceutical Product
               Development, Inc.                                       214,458
     6,100   WellPoint Inc.*<F1>                                       468,480
                                                                  ------------
                                                                     1,025,853
             HOTELS RESTAURANTS & LEISURE - 1.72%
     1,000   Boyd Gaming Corporation                                    45,200
     1,400   Choice Hotels International, Inc.                          66,542
    10,400   International Game Technology                             372,112
     1,000   Landry's Restaurants, Inc.                                 30,640
     2,000   Marriott International,
               Inc. - Class A*<F1>                                     133,280
     1,700   Ruby Tuesday, Inc.                                         48,637
    21,800   Starbucks Corporation*<F1>                                691,060
     7,800   Yum! Brands, Inc.                                         385,866
                                                                  ------------
                                                                     1,773,337
             HOUSEHOLD DURABLES - 4.29%
     2,900   American Greetings Corporation                             59,189
     3,600   Beazer Homes USA, Inc.                                    262,224
     9,900   Centex Corporation                                        706,761
    26,000   D.R. Horton, Inc.                                         970,320
     2,100   Furniture Brands International, Inc.                       50,526
     3,300   Harman International
               Industries, Incorporated                                363,000
    10,900   Lennar Corporation - Class A                              681,904
    21,600   Pulte Homes, Inc.                                         861,840
     2,400   The Ryland Group, Inc.                                    173,664
     4,200   Standard-Pacific Corp.                                    163,380
     2,900   WCI Communities, Inc.*<F1>                                 79,866
       600   William Lyon Homes, Inc.*<F1>                              61,626
                                                                  ------------
                                                                     4,434,300
             HOUSEHOLD PRODUCTS - 1.08%
     6,100   The Clorox Company                                        365,085
    13,600   Colgate-Palmolive Company                                 746,504
                                                                  ------------
                                                                     1,111,589
             INDUSTRIAL CONGLOMERATES - 1.23%
    17,400   3M Co.                                                  1,265,850

             INSURANCE - 13.05%
    40,450   The Allstate Corporation                                2,105,423
     4,300   AMBAC Financial Group, Inc.                               330,283
     4,200   American Financial Group, Inc.                            158,004
     3,300   American International Group, Inc.                        216,018
     1,400   AmerUs Group Co.                                           85,918
     9,800   Assurant, Inc.                                            450,016
    13,300   The Chubb Corporation                                   1,254,855
     1,400   The Commerce Group, Inc.                                   75,460
     1,400   Genworth Financial Inc.                                    45,864
    24,300   Hartford Financial
               Services Group, Inc.                                  1,998,189
     1,500   Horace Mann
               Educators Corporation                                    29,385
     1,600   LandAmerica Financial Group, Inc.                         105,568
     5,700   Loews Corporation                                         562,533
     6,100   MBIA Inc.                                                 375,516
     3,100   Mercury General Corporation                               174,747
    51,500   Metlife, Inc.                                           2,583,240
     3,800   Nationwide Financial
               Services, Inc. - Class A                                161,728
     1,100   Protective Life Corporation                                49,445
     2,500   Reinsurance Group
               of America, Incorporated                                121,250
     8,000   SAFECO Corporation                                        418,000
     1,400   Selective Insurance Group, Inc.                            81,200
    28,400   The St. Paul Travelers
               Companies, Inc.                                       1,288,792
     2,800   StanCorp Financial Group, Inc.                            139,300
     1,500   State Auto Financial Corporation                           57,705
     1,200   Stewart Information
               Services Corporation                                     64,140
     1,700   Torchmark Corporation                                      95,370
     2,100   UnumProvident Corporation                                  42,693
     8,250   W.R. Berkley Corporation                                  407,550
                                                                  ------------
                                                                    13,478,192
             INTERNET & CATALOG RETAIL - 0.27%
     4,650   Coldwater Creek Inc.*<F1>                                  94,860
     6,400   IAC/InterActiveCorp*<F1>                                  185,728
                                                                  ------------
                                                                       280,588
             INTERNET SOFTWARE & SERVICES - 0.10%
     1,600   aQuantive, Inc.*<F1>                                       41,616
       900   Websense, Inc.*<F1>                                        59,337
                                                                  ------------
                                                                       100,953
             IT SERVICES - 0.77%
     2,400   Affiliated Computer
               Services, Inc.*<F1>                                     150,240
     1,300   Alliance Data
               Systems Corporation*<F1>                                 54,925
     3,700   Computer Sciences Corporation*<F1>                        187,590
     6,200   Fiserv, Inc.*<F1>                                         272,676
     1,500   Global Payments Inc.                                       76,395
     2,000   VeriFone Holdings, Inc.*<F1>                               51,040
                                                                  ------------
                                                                       792,866
             MACHINERY - 1.67%
    15,100   Deere & Company                                         1,083,576
     6,200   Joy Global Inc.                                           335,048
     4,400   PACCAR Inc                                                306,240
                                                                  ------------
                                                                     1,724,864
             MARINE - 0.05%
     1,000   Kirby Corporation*<F1>                                     56,130

             MEDIA - 0.71%
       900   John Wiley & Sons, Inc.                                    34,110
     6,600   Omnicom Group Inc.                                        539,814
     4,900   Univision Communications
               Inc. - Class A*<F1>                                     156,016
                                                                  ------------
                                                                       729,940
             METALS & MINING - 2.35%
     1,000   Carpenter Technology Corporation                           90,560
     4,600   Commercial Metals Company                                 217,718
     9,800   Nucor Corporation                                         825,454
     2,200   Oregon Steel Mills, Inc.*<F1>                              90,574
     6,800   Peabody Energy Corporation                                676,668
     3,200   Ryerson Inc.                                               98,816
     1,500   Schnitzer Steel Industries,
               Inc. - Class A                                           50,160
     3,500   Steel Dynamics, Inc.                                      162,470
     2,800   United States Steel Corporation                           167,300
     3,200   USEC Inc.                                                  48,928
                                                                  ------------
                                                                     2,428,648
             MULTILINE RETAIL - 0.44%
     4,600   Family Dollar Stores, Inc.                                110,170
     1,200   Federated Department Stores, Inc.                          79,956
     5,000   Saks Incorporated*<F1>                                     96,550
     1,400   Sears Holdings Corporation*<F1>                           170,016
                                                                  ------------
                                                                       456,692
             MULTI-UTILITIES &
               UNREGULATED POWER - 0.41%
     4,000   National Fuel Gas Company                                 131,600
     4,000   ONEOK, Inc.                                               113,040
     9,200   Reliant Energy Inc.*<F1>                                   93,104
     1,200   SCANA Corporation*<F1>                                     48,204
       700   Sempra Energy                                              33,635
                                                                  ------------
                                                                       419,583
             NATIONAL COMMERCIAL BANKS - 0.03%
     2,400   NewAlliance Bancshares, Inc.                               34,944

             OIL & GAS - 16.04%
     8,000   Amerada Hess Corporation                                1,238,400
    20,700   Anadarko Petroleum Corporation                          2,231,874
    28,300   Apache Corporation                                      2,137,499
    80,100   ChevronTexaco Corporation                               4,756,338
    12,200   Exxon Mobil Corporation                                   765,550
     5,500   Kerr-McGee Corporation                                    607,145
    19,000   Marathon Oil Corporation                                1,460,530
     7,800   Newfield Exploration Company*<F1>                         408,720
    23,300   Occidental Petroleum Corporation                        2,276,643
     2,900   OMI Corporation                                            50,924
     2,200   Pioneer Natural
               Resources Company                                       116,820
     5,100   Pogo Producing Company                                    305,949
     1,800   Stone Energy Corporation*<F1>                              90,018
     2,300   Swift Energy Company*<F1>                                 113,666
                                                                  ------------
                                                                    16,560,076
             PAPER & FOREST PRODUCTS - 0.22%
     7,700   Louisiana-Pacific Corporation                             226,765

             PHARMACEUTICALS - 0.39%
     8,600   Forest Laboratories, Inc.*<F1>                            398,008

             ROAD & RAIL - 0.41%
     1,800   Arkansas Best Corporation                                  77,058
     3,600   Burlington Northern
               Santa Fe Corporation                                    288,432
     2,400   Swift Transportation Co., Inc.*<F1>                        56,712
                                                                  ------------
                                                                       422,202
             SEMICONDUCTOR & SEMICONDUCTOR
               EQUIPMENT - 2.72%
    10,700   Altera Corporation*<F1>                                   206,617
     2,600   Freescale Semiconductor Inc.*<F1>                          65,650
    18,000   Linear Technology Corporation                             669,780
    15,900   Marvell Technology Group Ltd.*<F1>                      1,087,878
     4,300   Maxim Integrated Products, Inc.*<F1>                      176,472
     1,200   Microsemi Corporation*<F1>                                 36,528
     4,600   Novellus Systems, Inc.*<F1>                               130,410
     6,800   NVIDIA Corporation*<F1>                                   305,728
     1,900   OmniVision Technologies, Inc.*<F1>                         47,937
     2,800   Texas Instruments Incorporated                             81,844
                                                                  ------------
                                                                     2,808,844
             SOFTWARE - 0.64%
     5,100   Autodesk, Inc.                                            207,009
     1,100   Fair Isaac Corporation                                     48,752
       500   Quality Systems, Inc.                                      44,250
    11,200   Red Hat, Inc.*<F1>                                        324,240
     1,200   TALX Corporation                                           37,608
                                                                  ------------
                                                                       661,859
             SPECIALTY RETAIL - 1.85%
     2,700   Borders Group, Inc.                                        66,474
     6,600   Chico's FAS, Inc.*<F1>                                    287,496
     1,000   The Children's Place
               Retail Stores, Inc.*<F1>                                 43,790
     1,600   Circuit City Stores, Inc.                                  40,336
    34,500   The Gap, Inc.                                             624,105
     2,500   Guesso, Inc.*<F1>                                         106,075
     1,400   Hibbett Sporting Goods, Inc.*<F1>                          42,910
     1,600   Select Comfort Corporation*<F1>                            44,160
     7,000   Staples, Inc.                                             165,970
    15,400   The TJX Companies, Inc.                                   393,162
       700   Weight Watchers
               International, Inc.*<F1>                                 32,928
     2,400   Zale Corporation*<F1>                                      58,824
                                                                  ------------
                                                                     1,906,230
             TEXTILES, APPAREL & LUXURY GOODS - 0.34%
     1,700   Carter's, Inc.*<F1>                                       115,583
     4,600   Coach, Inc.*<F1>                                          165,370
     1,300   Columbia Sportswear Company*<F1>                           67,145
                                                                  ------------
                                                                       348,098
             THRIFTS & MORTGAGE FINANCE - 2.21%
     8,025   Astoria Financial Corporation                             231,120
       900   Corus Bankshares, Inc.*<F1>                                57,789
     1,800   Downey Financial Corp.                                    117,864
     1,300   FirstFed Financial Corp.*<F1>                              81,510
     3,800   Fremont General Corporation                                93,100
    10,000   Golden West
               Financial Corporation                                   706,200
     6,300   MGIC Investment Corporation                               415,863
     5,400   The PMI Group, Inc.                                       233,442
     6,100   Radian Group Inc.                                         349,103
                                                                  ------------
                                                                     2,285,991
             TRADING COMPANIES & DISTRIBUTORS - 0.40%
     6,200   Fastenal Company                                          236,530
     1,800   MSC Industrial Direct
               Co., Inc. - Class A                                      80,874
     1,300   Watsco, Inc.                                               91,962
                                                                  ------------
                                                                       409,366
             WIRELESS TELECOMMUNICATION SERVICES - 0.05%
     2,200   Syniverse Holdings Inc.*<F1>                               52,822
                                                                  ------------
             TOTAL COMMON STOCKS
               (COST $87,854,938)                                   99,782,586

PRINCIPAL
  AMOUNT
---------
             SHORT TERM INVESTMENTS - 4.30%

             UNITED STATES GOVERNMENT
               & AGENCY ISSUES - 4.21%
$4,348,000   FHLB Discount Note,
               3.170%, 02/01/2006                                    4,348,000

  SHARES
  ------
             MONEY MARKET MUTUAL FUNDS - 0.09%
    90,691   SEI Daily Income Trust
               Government Fund - Class B                                90,691
                                                                  ------------
             TOTAL SHORT TERM
               INVESTMENTS
               (COST $4,438,691)                                     4,438,691
                                                                  ------------
             TOTAL INVESTMENTS
               (COST $92,293,629) - 100.93%                        104,221,277
             LIABILITIES IN EXCESS
               OF OTHER ASSETS - (0.93)%                              (957,118)
             TOTAL NET
               ASSETS - 100.00%                                   $103,264,159
                                                                  ------------
                                                                  ------------

*<F1>  Non Income Producing

                       See notes to financial statements.

MDT FUNDS--TAX AWARE/ALL CAP CORE FUND
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
SEPTEMBER 15, 2005 THROUGH JANUARY 31, 2006*<F99>

The Fund returned 7.40% over the period from its inception on September 15, 2005 through January 31, 2006. This result exceeded the 5.72% return for the Russell 3000 Index and the 7.11% performance for the Lipper Multi-Cap Core Funds Index over the same time frame. Although this is too short a period to draw any meaningful conclusions, we are nonetheless pleased with the strategy's initial results. Over time we expect the Fund to generate pretax results that are slightly lower than the All Cap Core strategy. After tax results, however, are expected to be better.

Compared to its benchmark, the Russell 3000 Index, the Fund was overweight value stocks throughout the period. Value stocks outperformed their growth counterparts, providing much of the Fund's positive relative performance. An overweight position in both large and mid cap stocks also contributed positively. Investments in Energy and Financial Services stocks helped relative performance, while Information Technology stocks contributed negatively. Energy was helped by positive contributions from Occidental Petroleum and Anadarko Petroleum. Financial Services was helped most notably by Lehman Brothers Holdings Inc. and Merrill Lynch & Co., Inc.

The Fund is overweight large and mid cap stocks, while underweight small capitalization names. The largest sector overweight is in Energy followed by Financial Services, while Consumer Cyclicals, Consumer Staples, and Health Care lead the underweight sectors. Although some uncertainty clouds the economic outlook, we remain optimistic about the prospects for the Fund and will continue to strive for strong risk-adjusted returns through disciplined, bottom-up stock selection.

*<F99>  The inception date for the Tax Aware/All Cap Core Fund was 9/15/2005.

The Fund may also invest in small- and medium-capitalization companies, which tend to have limited liquidity and greater price volatility than large-capitalization companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund's portfolio. The Fund is managed to maximize after-tax returns and therefore the Fund's pre-tax performance could possibly be lower than that of a similar fund that is not tax-managed.

SECTOR BREAKDOWN (as % of investments)

Basic Industries                              2.3%
Capital Goods                                 3.5%
Consumer Cyclicals                            5.7%
Consumer Durables                             4.9%
Consumer Staples                              0.6%
Energy                                       22.4%
Financial Services                           40.8%
Healthcare                                    6.5%
Information Technology                       11.2%
Transportation                                1.1%
Public Utilities                              1.0%

MDT FUNDS--TAX AWARE/ALL CAP CORE FUND

TOTAL RETURN FOR THE PERIOD ENDED JANUARY 31, 2006

                                                             SINCE INCEPTION
                                                           (SEPTEMBER 15, 2005)
                                                           --------------------
MDT Tax Aware/All Cap Core Fund_
  Institutional Class Return Before Taxes                         7.40%
MDT Tax Aware/All Cap Core Fund--Institutional Class
  Return After Taxes on Distributions(1)<F2>                      7.40%
MDT Tax Aware/All Cap Core Fund--Institutional Class
  Return After Taxes on Distributions
  and Sale of Fund Shares(2)<F3>                                  4.81%
Russell 3000 Index                                                5.72%
Lipper Multi-Cap Core Funds Index                                 7.11%

(1)<F2> After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.
(2)<F3> The "Return After Taxes on Distributions and Sale of Fund Shares" figures may be higher than other return figures for the Fund because when a capital loss occurs upon the redemption of Fund shares, a tax deduction is provided that benefits the investor.

Performance data quoted represents past performance and is no guarantee of future results. The principal value and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 1-866-784-6867.

Investment performance reflects contractual fee waivers in effect. In the absence of such waivers, total return would be reduced. The Advisor can recapture expenses or fees it has waived within a three year period. Please refer to the prospectus for details. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund may also invest in small- and medium-capitalization companies, which tend to have limited liquidity and greater price volatility than large-capitalization companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund's portfolio. The Fund is managed to maximize after-tax returns and therefore the Fund's pre-tax performance could possible be lower than that of a similar fund that is not tax-managed.

The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies, based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The Lipper Multi-Cap Core Funds Index is the average of the 30 largest funds in the Lipper Multi-Cap Core Funds category. These funds, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap funds typically have between 25% to 75% of their assets invested in companies with market capitalizations (on a three-year weighted average basis) above 300% of the dollar weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Multi-cap Core funds have more latitude in the companies in which they invest. These Funds typically have an average price-to-earnings ratio, price-to-book ratio and three-year sales-per-share growth value, compared to the S&P SuperComposite 1500 Index.

One cannot invest directly in an index.

MDT FUNDS--TAX AWARE/ALL CAP CORE FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)

  SHARES                                                               VALUE
  ------                                                               -----
             COMMON STOCKS - 96.67%

             AEROSPACE & DEFENSE - 0.75%
       180   Raytheon Company                                       $    7,375
        58   United Technologies Corporation                             3,385
                                                                    ----------
                                                                        10,760
             AIR FREIGHT & LOGISTICS - 0.20%
        66   Ryder System, Inc.                                          2,950

             AIRLINES - 0.63%
       547   Southwest Airlines Co.                                      9,004

             BIOTECHNOLOGY - 4.30%
       600   Amgen Inc.*<F4>                                            43,734
       210   Genentech, Inc.*<F4>                                       18,043
                                                                    ----------
                                                                        61,777
             CAPITAL MARKETS - 10.38%
       320   The Goldman Sachs Group, Inc.                              45,200
       135   Lehman Brothers Holdings Inc.                              18,961
       486   Merrill Lynch & Co., Inc.                                  36,484
       790   Morgan Stanley                                             48,545
                                                                    ----------
                                                                       149,190
             COMMERCIAL BANKS - 9.44%
       170   AmSouth Bancorporation                                      4,694
       208   Comerica Incorporated                                      11,538
       397   Fifth Third Bancorp                                        14,915
        91   Huntington Bancshares Incorporated                          2,111
       551   KeyCorp                                                    19,500
        20   M&T Bank Corporation                                        2,166
       507   National City Corporation                                  17,329
       278   Regions Financial Corporation                               9,224
       276   SunTrust Banks, Inc.                                       19,720
       100   UnionBanCal Corporation                                     6,709
       508   Wachovia Corporation                                       27,854
                                                                    ----------
                                                                       135,760
             COMMERCIAL SERVICES & SUPPLIES - 1.55%
        69   Monster Worldwide Inc.*<F4>                                 2,943
       207   Robert Half International Inc.                              7,562
       374   Waste Management, Inc.                                     11,811
                                                                    ----------
                                                                        22,316
             COMMUNICATIONS EQUIPMENT - 4.41%
     1,323   QUALCOMM Incorporated                                      63,451

             COMPUTERS & PERIPHERALS - 1.15%
       530   Hewlett-Packard Company                                    16,525

             CONSTRUCTION MATERIALS - 0.28%
        65   Lafarge North America Inc.                                  4,005

             CONSUMER FINANCE - 0.80%
       116   AmeriCredit Corp.*<F4>                                      3,336
       147   SLM Corporation                                             8,226
                                                                    ----------
                                                                        11,562
             DIVERSIFIED FINANCIAL SERVICES - 6.38%
       279   CIT Group Inc.                                             14,882
     1,710   JPMorgan Chase & Co.                                       67,972
       140   Moody's Corporation                                         8,865
                                                                    ----------
                                                                        91,719
             DIVERSIFIED TELECOMMUNICATION
               SERVICES - 0.15%
        73   BellSouth Corporation                                       2,100

             ELECTRIC UTILITIES - 0.67%
       162   PG&E Corporation                                            6,044
       184   Xcel Energy, Inc.                                           3,573
                                                                    ----------
                                                                         9,617
             ELECTRICAL EQUIPMENT - 0.24%
        52   Rockwell Automation, Inc.                                   3,436

             ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.47%
       166   Jabil Circuit, Inc.*<F4>                                    6,706

             ENERGY EQUIPMENT & SERVICES - 3.97%
       419   BJ Services Company                                        16,966
       218   Schlumberger Limited                                       27,784
       211   Smith International, Inc.                                   9,495
        35   Transocean Inc.*<F4>                                        2,840
                                                                    ----------
                                                                        57,085
             HEALTH CARE EQUIPMENT & SUPPLIES - 0.28%
        29   Intuitive Surgical, Inc.*<F4>                               3,992

             HEALTH CARE PROVIDERS & SERVICES - 1.52%
        50   Express Scripts, Inc.*<F4>                                  4,564
        49   Laboratory Corporation
               of America Holdings*<F4>                                  2,874
        31   Pharmaceutical Product
               Development, Inc.                                         2,145
       159   WellPoint Inc.*<F4>                                        12,211
                                                                    ----------
                                                                        21,794
             HOTELS RESTAURANTS & LEISURE - 1.46%
       124   International Game Technology                               4,437
        45   Marriott International,
               Inc. - Class A*<F4>                                       2,999
       429   Starbucks Corporation*<F4>                                 13,599
                                                                    ----------
                                                                        21,035
             HOUSEHOLD DURABLES - 5.07%
        36   Beazer Homes USA, Inc.                                      2,622
       188   Centex Corporation                                         13,421
       493   D.R. Horton, Inc.                                          18,399
        84   Harman International
               Industries, Incorporated                                  9,240
       183   Lennar Corporation - Class A                               11,449
       399   Pulte Homes, Inc.                                          15,920
        25   The Ryland Group, Inc.                                      1,809
                                                                    ----------
                                                                        72,860
             HOUSEHOLD PRODUCTS - 0.54%
        64   The Clorox Company                                          3,831
        71   Colgate-Palmolive Company                                   3,897
                                                                    ----------
                                                                         7,728
             INDUSTRIAL CONGLOMERATES - 0.42%
        84   3M Co.                                                      6,111

             INSURANCE - 9.89%
        41   The Allstate Corporation                                    2,134
       114   AMBAC Financial Group, Inc.                                 8,756
         1   American International Group, Inc.                             66
       123   Assurant, Inc.                                              5,648
       120   Conseco, Inc.*<F4>                                          2,924
       443   Hartford Financial
               Services Group, Inc.                                     36,428
        62   Loews Corporation                                           6,119
        72   MBIA Inc.                                                   4,432
     1,146   Metlife, Inc.                                              57,483
       148   SAFECO Corporation                                          7,733
        34   StanCorp Financial Group, Inc.                              1,692
        61   Torchmark Corporation                                       3,422
       110   W.R. Berkley Corporation                                    5,434
                                                                    ----------
                                                                       142,271
             INTERNET & CATALOG RETAIL - 0.97%
       323   eBay, Inc.*<F4>                                            13,921

             IT SERVICES - 0.49%
        98   Computer Sciences Corporation*<F4>                          4,969
        48   Fiserv, Inc.*<F4>                                           2,111
                                                                    ----------
                                                                         7,080
             MACHINERY - 0.86%
        97   Deere & Company                                             6,961
       100   Joy Global Inc.                                             5,404
                                                                    ----------
                                                                        12,365
             MEDIA - 1.07%
       149   Omnicom Group Inc.                                         12,187
       103   Univision Communications
               Inc. - Class A*<F4>                                       3,279
                                                                    ----------
                                                                        15,466
             METALS & MINING - 2.52%
       193   Nucor Corporation                                          16,257
        69   Peabody Energy Corporation                                  6,866
        82   Phelps Dodge Corporation                                   13,161
                                                                    ----------
                                                                        36,284
             MULTILINE RETAIL - 0.18%
       133   Saks Incorporated*<F4>                                      2,568

             MULTI-UTILITIES & UNREGULATED POWER - 0.13%
       182   Reliant Energy Inc.*<F4>                                    1,842

             OIL & GAS - 17.40%
       140   Amerada Hess Corporation                                   21,672
       412   Anadarko Petroleum Corporation                             44,422
       525   Apache Corporation                                         39,653
     1,109   ChevronTexaco Corporation                                  65,852
        34   Kerr-McGee Corporation                                      3,753
       218   Marathon Oil Corporation                                   16,758
       130   Newfield Exploration Company*<F4>                           6,812
       462   Occidental Petroleum Corporation                           45,142
       101   Pogo Producing Company                                      6,059
                                                                    ----------
                                                                       250,123
             PAPER & FOREST PRODUCTS - 0.19%
        95   Louisiana-Pacific Corporation                               2,798

             PHARMACEUTICALS - 0.26%
        80   Forest Laboratories, Inc.*<F4>                              3,702

             ROAD & RAIL - 0.21%
        38   Burlington Northern
               Santa Fe Corporation                                      3,045

             SEMICONDUCTOR &
               SEMICONDUCTOR EQUIPMENT - 3.84%
       182   Altera Corporation*<F4>                                     3,514
       346   Linear Technology Corporation                              12,875
       259   Marvell Technology Group Ltd.*<F4>                         17,721
        65   Maxim Integrated Products, Inc.*<F4>                        2,667
        35   Microchip Technology Incorporated                           1,313
        80   NVIDIA Corporation*<F4>                                     3,597
       464   Texas Instruments Incorporated                             13,563
                                                                    ----------
                                                                        55,250
             SOFTWARE - 0.45%
        74   Autodesk, Inc.                                              3,004
       118   Red Hat, Inc.*<F4>                                          3,416
                                                                    ----------
                                                                         6,420
             SPECIALTY RETAIL - 0.44%
        62   Chico's FAS, Inc.*<F4>                                      2,701
       143   The TJX Companies, Inc.                                     3,651
                                                                    ----------
                                                                         6,352
             THRIFTS & MORTGAGE FINANCE - 2.45%
       243   Golden West Financial Corporation                          17,161
       146   MGIC Investment Corporation                                 9,637
        85   The PMI Group, Inc.                                         3,675
        82   Radian Group Inc.                                           4,693
                                                                    ----------
                                                                        35,166
             TRADING COMPANIES & DISTRIBUTORS - 0.26%
       100   Fastenal Company                                            3,815
                                                                    ----------
             TOTAL COMMON STOCKS
               (COST $1,275,961)                                     1,389,951
                                                                    ----------

             SHORT TERM INVESTMENTS - 2.69%

             MONEY MARKET MUTUAL FUNDS - 2.69%
    38,748   SEI Daily Income Trust
               Government Fund - Class B                                38,748
                                                                    ----------
             TOTAL SHORT TERM
               INVESTMENTS
               (COST $38,748)                                           38,748
                                                                    ----------
             TOTAL INVESTMENTS
               (COST $1,314,709) - 99.36%                            1,428,699
             OTHER ASSETS IN EXCESS
               OF LIABILITIES - 0.64%                                    9,139
                                                                    ----------
             TOTAL NET
               ASSETS - 100.00%                                     $1,437,838
                                                                    ----------
                                                                    ----------

*<F4>  Non Income Producing

                       See notes to financial statements.

MDT FUNDS--LARGE CAP GROWTH FUND
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
SEPTEMBER 15, 2005 THROUGH JANUARY 31, 2006*<F5>

The Fund returned 7.20% over the period from its inception on September 15, 2005 through January 31, 2006. This result exceeded the 5.00% performance of the Russell 1000 Growth Index and the 7.18% return for the Lipper Large-Cap Growth Funds Index over the period. Although this is too short a period to draw any meaningful conclusions, we are nonetheless pleased with the strategy's initial results.

Relative to the benchmark, the Russell 1000 Growth Index, the Fund's investments in Energy stocks provided the most positive contribution to performance during the period, followed by Healthcare, while Consumer Cyclical stocks contributed modest negative performance. The Energy sector was helped by positive contributions from Schlumberger Ltd. and Transocean Inc. Healthcare was led by positive contributions from Express Scripts, Inc. and UnitedHealth Group, Inc. Consumer Cyclicals were hurt primarily by Yahoo!, Inc.

Currently, compared to the Index weightings, the largest sector overweight is Energy followed by Capital Goods, while the leading underweight is Information Technology.

*<F5>  The inception date for the Large Cap Growth Fund was 9/15/2005.

Mutual Fund investing involves risk; principal loss is possible.

SECTOR BREAKDOWN (as % of investments)

Basic Industries                              0.7%
Capital Goods                                15.6%
Consumer Cyclicals                           22.0%
Consumer Durables                             0.7%
Consumer Staples                              9.5%
Energy                                       10.1%
Financial Services                            4.9%
Healthcare                                   17.4%
Information Technology                       18.1%
Transportation                                1.0%
Public Utilities                              0.0%

MDT FUNDS--LARGE CAP GROWTH FUND

TOTAL RETURN FOR THE PERIOD ENDED JANUARY 31, 2006

                                                             SINCE INCEPTION
                                                          (SEPTEMBER 15, 2005)
                                                          --------------------
MDT Large Cap Growth Fund--Institutional Class                    7.20%
Russell 1000 Growth Index                                         5.00%
Lipper Large-Cap Growth Funds Index                               7.18%

Performance data quoted represents past performance and is no guarantee of future results. The principal value and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 1-866-784-6867.

Investment performance reflects contractual fee waivers in effect. In the absence of such waivers, total return would be reduced. The Advisor can recapture expenses or fees it has waived within a three year period. Please refer to the prospectus for details. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Mutual Fund investing involves risk; principal loss is possible.

The Russell 1000 Growth Index is an unmanaged index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

The Lipper Large-Cap Growth Funds Index is the average of the 30 largest funds in the Lipper Large-Cap Growth Funds category. These funds, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500 Index.

One cannot invest directly in an index.

MDT FUNDS--LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)

  SHARES                                                                VALUE
  ------                                                                -----
             COMMON STOCKS - 103.36%

             AEROSPACE & DEFENSE - 3.98%
        15   Alliant Techsystems Inc.*<F6>                            $  1,162
       395   Honeywell International Inc.                               15,176
                                                                      --------
                                                                        16,338
             AIR FREIGHT & LOGISTICS - 1.11%
        62   Expeditors International
               of Washington, Inc.                                       4,559

             BEVERAGES - 4.04%
       400   Anheuser-Busch Companies, Inc.                             16,576

             BIOTECHNOLOGY - 3.50%
       167   Genentech, Inc.*<F6>                                       14,349

             CAPITAL MARKETS - 0.47%
        37   Northern Trust Corporation                                  1,932

             CHEMICALS - 0.26%
        33   International Flavors & Fragrances Inc.                     1,088

             COMMERCIAL SERVICES & SUPPLIES - 2.54%
        13   The Corporate Executive
               Board Company                                             1,094
        30   Monster Worldwide Inc.*<F6>                                 1,280
       137   Pitney Bowes Inc.                                           5,855
        60   Robert Half International Inc.                              2,192
                                                                      --------
                                                                        10,421
             COMMUNICATIONS EQUIPMENT - 4.86%
       416   QUALCOMM Incorporated                                      19,951

             COMPUTERS & PERIPHERALS - 2.48%
       411   EMC Corporation*<F6>                                        5,507
       150   Network Appliance, Inc.*<F6>                                4,680
                                                                      --------
                                                                        10,187
             CONSTRUCTION MATERIALS - 0.41%
        20   Martin Marietta Materials, Inc.                             1,696

             DIVERSIFIED FINANCIAL SERVICES - 2.48%
        24   Chicago Mercantile
               Exchange Holdings Inc.                                   10,158

             ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.63%
        29   Amphenol Corporation - Class A                              1,474
       129   Jabil Circuit, Inc.*<F6>                                    5,212
                                                                      --------
                                                                         6,686
             ENERGY EQUIPMENT & SERVICES - 8.32%
       112   BJ Services Company                                         4,535
        67   Diamond Offshore Drilling                                   5,686
        61   ENSCO International Incorporated                            3,118
        12   Helmerich & Payne, Inc.                                       940
        47   Noble Corporation                                           3,781
       126   Schlumberger Limited                                       16,059
                                                                      --------
                                                                        34,119
             FINANCIAL SERVICES - 0.87%
        68   American Express Company*<F6>                               3,567

             FOOD & STAPLES RETAILING - 4.71%
       419   Wal-Mart Stores, Inc.                                      19,320

             FOOD PRODUCTS - 0.33%
        45   Campbell Soup Company                                       1,347

             HEALTH CARE EQUIPMENT & SUPPLIES - 0.94%
        64   Varian Medical Systems, Inc.*<F6>                           3,853

             HEALTH CARE PROVIDERS & SERVICES - 5.72%
        28   Covance Inc.*<F6>                                           1,591
       102   Express Scripts, Inc.*<F6>                                  9,311
       235   HCA, Inc.                                                  11,534
        15   Pharmaceutical Product
               Development, Inc.                                         1,038
                                                                      --------
                                                                        23,474
             HOTELS RESTAURANTS & LEISURE - 6.96%
        41   Boyd Gaming Corporation                                     1,853
       260   Carnival Corporation                                       13,457
       418   Starbucks Corporation*<F6>                                 13,251
                                                                      --------
                                                                        28,561
             HOUSEHOLD DURABLES - 2.87%
        79   Fortune Brands, Inc.                                        5,922
        42   Harman International
               Industries, Incorporated                                  4,620
        25   The Stanley Works                                           1,226
                                                                      --------
                                                                        11,768
             HOUSEHOLD PRODUCTS - 3.68%
       264   Kimberly-Clark Corporation                                 15,080

             INDUSTRIAL CONGLOMERATES - 7.84%
       220   3M Co.                                                     16,005
       493   General Electric Company                                   16,146
                                                                      --------
                                                                        32,151
             INSURANCE - 1.25%
       109   AFLAC INCORPORATED                                          5,117

             IT SERVICES - 0.98%
        27   Alliance Data Systems Corporation*<F6>                      1,141
        56   CheckFree Corporation*<F6>                                  2,902
                                                                      --------
                                                                         4,043
             MACHINERY - 2.20%
       115   Caterpillar Inc.                                            7,808
        34   The Timken Company                                          1,230
                                                                      --------
                                                                         9,038
             MEDIA - 0.73%
        94   Univision Communications
               Inc. - Class A*<F6>                                       2,993

             METALS & MINING - 2.09%
        29   Allegheny Technologies, Inc.                                1,504
        71   Peabody Energy Corporation                                  7,065
                                                                      --------
                                                                         8,569
             OIL & GAS - 1.13%
        34   GlobalSantaFe Corporation                                   2,076
        37   Ultra Petroleum Corporation*<F6>                            2,545
                                                                      --------
                                                                         4,621
             PHARMACEUTICALS - 7.77%
       469   Abbott Laboratories                                        20,237
        35   Sepracor Inc.*<F6>                                          1,992
       209   Wyeth                                                       9,666
                                                                      --------
                                                                        31,895
             SEMICONDUCTOR &
               SEMICONDUCTOR EQUIPMENT - 6.58%
        40   Lam Research Corporation*<F6>                               1,857
       144   Linear Technology Corporation                               5,358
        32   Marvell Technology Group Ltd.*<F6>                          2,189
       117   Maxim Integrated Products, Inc.                             4,802
        65   Microchip Technology Incorporated                           2,438
        70   NVIDIA Corporation*<F6>                                     3,147
        20   Texas Instruments Incorporated                                585
       235   Xilinx, Inc.                                                6,618
                                                                      --------
                                                                        26,994
             SOFTWARE - 2.31%
       162   Autodesk, Inc.                                              6,576
         6   Microsoft Corporation                                         169
        15   Oracle Corporation*<F6>                                       188
        88   Red Hat, Inc.*<F6>                                          2,548
                                                                      --------
                                                                         9,481
             SPECIALTY RETAIL - 6.10%
        42   Abercrombie & Fitch Co.                                     2,789
        86   Chico's FAS, Inc.*<F6>                                      3,746
       291   Lowe's Companies, Inc.                                     18,493
                                                                      --------
                                                                        25,028
             TEXTILES, APPAREL & LUXURY GOODS - 1.38%
       157   Coach, Inc.*<F6>                                            5,644

             TRADING COMPANIES & DISTRIBUTORS - 0.84%
        90   Fastenal Company                                            3,433
                                                                      --------
             TOTAL COMMON STOCKS
               (COST $405,968)                                         424,037
                                                                      --------
             SHORT TERM INVESTMENTS - 2.00%

             MONEY MARKET MUTUAL FUNDS - 2.00%
     8,180   SEI Daily Income Trust
               Government Fund - Class B                                 8,180
                                                                      --------
             TOTAL SHORT TERM
               INVESTMENTS
               (COST $8,180)                                             8,180
                                                                      --------
             TOTAL INVESTMENTS
               (COST $414,148) - 105.36%                               432,217
             LIABILITIES IN EXCESS
               OF OTHER ASSETS - (5.36)%                               (21,971)
                                                                      --------
             TOTAL NET
               ASSETS - 100.00%                                       $410,246
                                                                      --------
                                                                      --------

*<F6>  Non Income Producing

                       See notes to financial statements.

MDT FUNDS--MID CAP GROWTH FUND
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
SEPTEMBER 15, 2005 THROUGH JANUARY 31, 2006*<F7>

The Fund returned 12.60% over the period from its inception on September 15, 2005 through January 31, 2006. This result exceeded the 10.53% performance of the Russell Midcap Growth Index and the 11.72% return for the Lipper Mid-Cap Growth Funds Index over the period. Although this is too short a period to draw any meaningful conclusions, we are nonetheless pleased with the strategy's initial results.

Relative to the benchmark, the Russell Midcap Growth Index, the Fund's investments in Healthcare stocks provided the most positive contribution to performance during the period, followed by Energy, while Capital Goods stocks contributed negatively. Intuitive Surgical, Inc. and Express Scripts, Inc. contributed most to performance of the Healthcare sector. Energy was helped most significantly by Ultra Petroleum Corporation. The Capital Goods sector was hurt most notably by ITT Industries, Inc.

Currently, compared to the Index weightings, the most significant overweight is Basic Industries, followed by Energy and Financial Services, while Consumer Cyclicals is the largest underweight.

*<F7>  The inception date for the Mid Cap Growth Fund was 9/15/2005.

The Fund invests in medium-capitalization companies, which tend to have limited liquidity and greater price volatility than large-capitalization companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund's portfolio.

SECTOR BREAKDOWN (as % of investments)

Basic Industries                             10.4%
Capital Goods                                 7.0%
Consumer Cyclicals                           10.3%
Consumer Durables                             7.2%
Consumer Staples                              6.6%
Energy                                       12.5%
Financial Services                           13.6%
Healthcare                                   11.4%
Information Technology                       19.1%
Transportation                                1.6%
Public Utilities                              0.3%

MDT FUNDS--MID CAP GROWTH FUND

TOTAL RETURN FOR THE PERIOD ENDED JANUARY 31, 2006

                                                             SINCE INCEPTION
                                                          (SEPTEMBER 15, 2005)
                                                          --------------------
MDT Mid Cap Growth Fund--Institutional Class                     12.60%
Russell Midcap Growth Index                                      10.53%
Lipper Mid-Cap Growth Funds Index                                11.72%

Performance data quoted represents past performance and is no guarantee of future results. The principal value and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 1-866-784-6867.

Investment performance reflects contractual fee waivers in effect. In the absence of such waivers, total return would be reduced. The Advisor can recapture expenses or fees it has waived within a three year period. Please refer to the prospectus for details. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund invests in medium-capitalization companies, which tend to have limited liquidity and greater price volatility than large-capitalization companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund's portfolio.

The Russell Midcap Growth Index is an unmanaged index that measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index.

The Lipper Mid-Cap Growth Funds Index is the average of the 30 largest funds in the Lipper Mid-Cap Growth Funds category. These funds, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Mid-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P MidCap 400 Index.

One cannot invest directly in an index.

MDT FUNDS--MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)

  SHARES                                                                VALUE
  ------                                                                -----
             COMMON STOCKS - 104.59%

             AEROSPACE & DEFENSE - 2.54%
         4   Alliant Techsystems Inc.*<F8>                            $    310
       136   Precision Castparts Corporation                             6,793
        21   Rockwell Collins, Inc.                                        985
                                                                      --------
                                                                         8,088
             AIR FREIGHT & LOGISTICS - 1.32%
        44   C.H. Robinson Worldwide, Inc.                               1,780
        47   CNF Inc.                                                    2,409
                                                                      --------
                                                                         4,189
             AIRLINES - 0.31%
        43   AMR Corporation*<F8>                                          976

             AUTO COMPONENTS - 1.00%
       204   The Goodyear Tire
               & Rubber Company*<F8>                                     3,191

             AUTOMOBILES - 0.32%
        24   Thor Industries, Inc.                                       1,024

             BUILDING PRODUCTS - 2.81%
       248   American Standard Companies Inc.                            8,928

             CHEMICALS - 1.13%
       105   International Flavors & Fragrances Inc.                     3,461
         2   Sigma-Aldrich Corporation                                     130
                                                                      --------
                                                                         3,591
             COMMERCIAL BANKS - 2.40%
       231   Synovus Financial Corporation                               6,392
        23   Westamerica Bancorporation                                  1,238
                                                                      --------
                                                                         7,630
             COMMERCIAL SERVICES & SUPPLIES - 6.81%
       107   ARAMARK Corporation                                         2,852
        40   Deluxe Corporation                                          1,071
        29   Herman Miller, Inc.                                           879
       176   Monster Worldwide Inc.*<F8>                                 7,508
       219   Pitney Bowes Inc.                                           9,360
                                                                      --------
                                                                        21,670
             COMMUNICATIONS EQUIPMENT - 3.24%
       222   Harris Corporation                                         10,307

             CONTAINERS & PACKAGING - 1.14%
       194   Crown Holdings, Inc.*<F8>                                   3,630

             DIVERSIFIED FINANCIAL SERVICES - 7.98%
        20   Chicago Mercantile
               Exchange Holdings Inc.                                    8,465
       267   Moody's Corporation                                        16,906
                                                                      --------
                                                                        25,371
             ELECTRICAL EQUIPMENT - 0.13%
        10   AMETEK, Inc.                                                  411

             ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.29%
        73   CDW Corporation                                             4,088

             ENERGY EQUIPMENT & SERVICES - 5.30%
        20   Diamond Offshore Drilling, Inc.                             1,697
        18   ENSCO International Incorporated                              920
       204   Grant Prideco, Inc.*<F8>                                   10,218
        33   Noble Corporation                                           2,655
        30   Smith International, Inc.                                   1,350
                                                                      --------
                                                                        16,840
             GAS UTILITIES - 0.33%
        13   Questar Corporation                                         1,059

             HEALTH CARE EQUIPMENT & SUPPLIES - 4.10%
       112   Dade Behring Holdings, Inc.                                 4,382
        63   Intuitive Surgical, Inc.*<F8>                               8,672
                                                                      --------
                                                                        13,054
             HEALTH CARE PROVIDERS & SERVICES - 6.76%
       184   Express Scripts, Inc.*<F8>                                 16,797
       223   Health Management Associates,
               Inc. - Class A                                            4,688
                                                                      --------
                                                                        21,485
             HOUSEHOLD DURABLES - 9.98%
       104   The Black & Decker Corporation                              8,975
        28   Centex Corporation                                          1,999
       174   Fortune Brands, Inc.                                       13,043
         8   Harman International
               Industries, Incorporated                                    880
        13   Lennar Corporation - Class A                                  813
        63   Newell Rubbermaid Inc.                                      1,489
         2   NVR, Inc.*<F8>                                              1,589
        60   The Stanley Works                                           2,943
                                                                      --------
                                                                        31,731
             HOUSEHOLD PRODUCTS - 0.29%
        17   Energizer Holdings, Inc.*<F8>                                 920

             INDUSTRIAL CONGLOMERATES - 0.65%
        30   Carlisle Companies Incorporated                             2,082

             IT SERVICES - 6.99%
       115   Alliance Data Systems Corporation*<F8>                      4,859
       129   Global Payments Inc.                                        6,570
       297   Paychex, Inc.                                              10,796
                                                                      --------
                                                                        22,225
             LEISURE EQUIPMENT & PRODUCTS - 0.98%
        43   Polaris Industries Inc.                                     2,345
        19   SCP Pool Corporation                                          758
                                                                      --------
                                                                         3,103
             MACHINERY - 0.31%
        10   Cummins Inc.                                                  973

             MEDIA - 0.36%
        41   Valassis Communications, Inc.*<F8>                          1,144

             METALS & MINING - 9.77%
       115   Allegheny Technologies, Inc.                                5,963
        67   CONSOL Energy Inc.                                          4,884
       276   Freeport-McMoRan
               Copper & Gold, Inc.                                      17,733
        25   Peabody Energy Corporation                                  2,488
                                                                      --------
                                                                        31,068
             MULTILINE RETAIL - 1.74%
        84   Dollar Tree Stores, Inc.*<F8>                               2,082
        83   Nordstrom, Inc.                                             3,463
                                                                      --------
                                                                         5,545
             OIL & GAS - 5.77%
        37   GlobalSantaFe Corporation                                   2,259
       234   Ultra Petroleum Corporation*<F8>                           16,097
                                                                      --------
                                                                        18,356
             PHARMACEUTICALS - 0.95%
        53   Sepracor Inc.*<F8>                                          3,016

             SEMICONDUCTOR &
               SEMICONDUCTOR EQUIPMENT - 6.54%
        55   Broadcom Corporation*<F8>                                   3,751
       249   Marvell Technology Group Ltd.*<F8>                         17,037
                                                                      --------
                                                                        20,788
             SOFTWARE - 7.20%
       319   Autodesk, Inc.                                             12,948
       105   Fair Isaac Corporation                                      4,654
       183   Red Hat, Inc.*<F8>                                          5,298
                                                                      --------
                                                                        22,900
             SPECIALTY RETAIL - 2.59%
        17   Abercrombie & Fitch Co.                                     1,129
       124   Chico's FAS, Inc.*<F8>                                      5,401
        49   The Timberland Company - Class A*<F8>                       1,713
                                                                      --------
                                                                         8,243
             WIRELESS TELECOMMUNICATION SERVICES - 1.56%
       100   NII Holdings Inc.*<F8>                                      4,946
                                                                      --------
             TOTAL COMMON STOCKS
               (COST $295,505)                                         332,572
                                                                      --------
             SHORT TERM INVESTMENTS - 2.26%

             MONEY MARKET MUTUAL FUNDS - 2.26%
     7,185   SEI Daily Income Trust
               Government Fund - Class B                                 7,185
                                                                      --------
             TOTAL SHORT TERM
               INVESTMENTS
               (COST $7,185)                                             7,185
                                                                      --------
             TOTAL INVESTMENTS
               (COST $302,690) - 106.85%                               339,757
             LIABILITIES IN EXCESS
               OF OTHER ASSETS - (6.85)%                               (21,778)
                                                                      --------
             TOTAL NET
               ASSETS - 100.00%                                       $317,979
                                                                      --------
                                                                      --------

*<F8>  Non Income Producing

                       See notes to financial statements.

MDT FUNDS--SMALL CAP CORE FUND
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
SEPTEMBER 15, 2005 THROUGH JANUARY 31, 2006*<F9>

The Fund returned 17.50% over the period from its inception on September 15, 2005 through January 31, 2006. This result exceeded the 10.67% performance of the Russell 2000 Index and the 10.04% return for the Lipper Small-Cap Core Funds Index over the period. Although this is too short a period to draw any meaningful conclusions, we are nonetheless pleased with the strategy's initial results.

Relative to the benchmark, the Russell 2000 Index, the Fund's investments in Energy provided the most positive contribution to performance during the period, followed by Consumer Cyclicals, while Capital Goods stocks contributed negatively. Energy was helped primarily by RPC, Inc., while Consumer Cyclicals was helped by Guesso, Inc. and The Dress Barn, Inc. Capital Goods was hurt most notably by UNOVA, Inc.

Currently, compared to the Index weightings, the largest sector overweight is Energy, while Healthcare is the most significant underweight.

*<F9>  The inception date for the Small Cap Core Fund was 9/15/2005.

The Fund invests in small-capitalization companies, which tend to have limited liquidity and greater price volatility than large-capitalization companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund's portfolio.

SECTOR BREAKDOWN (as % of investments)

Basic Industries                              8.5%
Capital Goods                                 6.6%
Consumer Cyclicals                           16.1%
Consumer Durables                             7.0%
Consumer Staples                              3.5%
Energy                                       17.0%
Financial Services                           20.2%
Healthcare                                    2.0%
Information Technology                       16.9%
Transportation                                1.5%
Public Utilities                              0.7%

MDT FUNDS--SMALL CAP CORE FUND

TOTAL RETURN FOR THE PERIOD ENDED JANUARY 31, 2006

                                                             SINCE INCEPTION
                                                          (SEPTEMBER 15, 2005)
                                                          --------------------
MDT Small Cap Core Fund--Institutional Class                     17.50%
Russell 2000 Index                                               10.67%
Lipper Small-Cap Core Funds Index                                10.04%

Performance data quoted represents past performance and is no guarantee of future results. The principal value and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 1-866-784-6867.

Investment performance reflects contractual fee waivers in effect. In the absence of such waivers, total return would be reduced. The Advisor can recapture expenses or fees it has waived within a three year period. Please refer to the prospectus for details. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund invests in small-capitalization companies, which tend to have limited liquidity and greater price volatility than large-capitalization companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund's portfolio.

The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index.

The Lipper Small-Cap Core Funds Index is the average of the 30 largest funds in the Lipper Small-Cap Core Funds category. These funds, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Small-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SmallCap 600 Index.

One cannot invest directly in an index.

MDT FUNDS--SMALL CAP CORE FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)

  SHARES                                                                VALUE
  ------                                                                -----
             COMMON STOCKS - 99.97%

             AEROSPACE & DEFENSE - 1.55%
        25   AAR CORP.*<F10>                                          $    596
        49   Armor Holdings, Inc.*<F10>                                  2,336
        23   Teledyne Technologies Incorporated*<F10>                      752
        22   United Industrial Corporation                                 999
                                                                      --------
                                                                         4,683
             AUTO COMPONENTS - 0.95%
        31   Drew Industries Incorporated*<F10>                          1,167
        77   Tenneco Inc.*<F10>                                          1,690
                                                                      --------
                                                                         2,857
             BIOTECHNOLOGY - 0.65%
        26   Alkermes, Inc.*<F10>                                          633
        22   Neurocrine Biosciences, Inc.*<F10>                          1,337
                                                                      --------
                                                                         1,970
             CAPITAL MARKETS - 2.11%
        66   Investment Technology Group, Inc.*<F10>                     2,969
       112   LaBranche & Co. Inc.*<F10>                                  1,282
        72   optionsXpress Holdings Inc.                                 2,102
                                                                      --------
                                                                         6,353
             CHEMICALS - 1.51%
        53   A. Schulman, Inc.                                           1,306
        47   FMC Corporation*<F10>                                       2,652
        51   Hercules Incorporated*<F10>                                   597
                                                                      --------
                                                                         4,555
             COMMERCIAL BANKS - 5.72%
        21   AMCORE Financial, Inc.                                        637
        24   Capitol Bancorp Ltd.*<F10>                                  1,065
        24   Cascade Bancorp                                               624
        20   Chemical Financial Corporation                                629
        32   Chittenden Corporation                                        908
        35   Citizens Banking Corporation                                  974
        24   Community Bank System, Inc.                                   558
        58   Irwin Financial Corporation                                 1,242
        33   National Penn Bancshares, Inc.                                752
        70   Provident Bankshares Corporation                            2,571
       108   Republic Bancorp Inc.                                       1,399
        31   Sterling Bancorp                                              718
        98   Sterling Bancshares, Inc.                                   1,641
        71   Susquehanna Bancshares, Inc.                                1,714
        48   United Bankshares, Inc.                                     1,789
                                                                      --------
                                                                        17,221
             COMMERCIAL SERVICES & SUPPLIES - 4.82%
        40   Administaff, Inc.                                           1,722
        94   American Reprographics Company*<F10>                        2,566
        36   Bowne & Co., Inc.                                             542
       126   Brady Corporation - Class A                                 5,011
        40   Ennis Inc.                                                    770
        23   John H. Harland Company                                       859
        20   Mobile Mini, Inc.*<F10>                                       994
        50   Spherion Corporation*<F10>                                    560
         7   Strayer Education, Inc.                                       620
        20   Vertrue Incorporated*<F10>                                    865
                                                                      --------
                                                                        14,509
             COMMUNICATIONS EQUIPMENT - 2.08%
        75   Belden CDT Inc.                                             2,033
       120   CommScope, Inc.*<F10>                                       2,653
       109   Powerwave Technologies, Inc.*<F10>                          1,592
                                                                      --------
                                                                         6,278
             COMPUTERS & PERIPHERALS - 3.57%
        85   Komag, Incorporated*<F10>                                   4,000
       131   Palm, Inc.*<F10>                                            5,172
        57   Synaptics Incorporated*<F10>                                1,569
                                                                      --------
                                                                        10,741
             CONSTRUCTION & ENGINEERING - 1.18%
         8   EMCOR Group, Inc.*<F10>                                       656
        56   McDermott International, Inc.*<F10>                         2,912
                                                                      --------
                                                                         3,568
             CONSTRUCTION MATERIALS - 1.14%
        21   Eagle Materials Inc.                                        3,421

             CONSUMER FINANCE - 1.26%
        50   Advanta Corp. - Class B                                     1,730
        18   ASTA Funding, Inc.                                            552
        37   Nelnet, Inc. - Class A*<F10>                                1,521
                                                                      --------
                                                                         3,803
             CONTAINERS & PACKAGING - 0.46%
        37   Silgan Holdings Inc.                                        1,401

             CRUDE PETROLEUM AND NATURAL GAS - 0.18%
        14   Bill Barrett Corporation*<F10>                                538

             DISTRIBUTORS - 1.33%
        90   Brightpoint, Inc.*<F10>                                     2,033
        25   Building Materials
               Holding Corporation                                       1,979
                                                                      --------
                                                                         4,012
             DIVERSIFIED CONSUMER SERVICES - 0.58%
        61   Escala Group, Inc.*<F10>                                    1,753

             DIVERSIFIED TELECOMMUNICATION
               SERVICES - 0.47%
        19   Commonwealth Telephone
               Enterprises, Inc.                                           634
        28   SureWest Communications                                       784
                                                                      --------
                                                                         1,418
             ELECTRICAL EQUIPMENT - 1.13%
        20   The Lamson & Sessions Co.*<F10>                               610
        30   Woodward Governor Company                                   2,807
                                                                      --------
                                                                         3,417
             ELECTRONIC EQUIPMENT & INSTRUMENTS - 4.60%
        56   Aeroflex Incorporated*<F10>                                   677
        71   Agilysys, Inc.                                              1,505
        29   Metrologic Instruments, Inc.*<F10>                            620
        64   Multi-Fineline Electronix, Inc.*<F10>                       3,441
        39   Park Electrochemical Corp.                                  1,103
       131   Plexus Corporation*<F10>                                    3,709
        26   Rofin-Sinar Technologies, Inc.*<F10>                        1,241
        33   Rogers Corporation*<F10>                                    1,555
                                                                      --------
                                                                        13,851
             ENERGY EQUIPMENT & SERVICES - 9.11%
        26   Cal Dive International, Inc.*<F10>                          1,091
        19   GulfMark Offshore, Inc.*<F10>                                 622
        35   Helmerich & Payne, Inc.                                     2,743
        31   Maverick Tube Corporation*<F10>                             1,483
        13   NS Group, Inc.*<F10>                                          588
        29   Oceaneering International, Inc.*<F10>                       1,723
       125   Oil States International, Inc.*<F10>                        5,113
        93   RPC, Inc.                                                   3,077
        56   Superior Energy Services, Inc.*<F10>                        1,520
        47   TETRA Technologies, Inc.*<F10>                              1,865
        58   Todco - Class A                                             2,587
        51   Unit Corporation*<F10>                                      3,045
        14   Veritas DGC Inc.*<F10>                                        631
        28   W-H Energy Services, Inc.*<F10>                             1,352
                                                                      --------
                                                                        27,440
             FOOD & STAPLES RETAILING - 1.04%
        22   Casey's General Stores, Inc.                                  560
       111   Ruddick Corporation                                         2,565
                                                                      --------
                                                                         3,125
             FOOD PRODUCTS - 0.82%
        50   Chiquita Brands International, Inc.                           905
        29   Flowers Foods, Inc.                                           798
        27   Sanderson Farms, Inc.                                         756
                                                                      --------
                                                                         2,459
             HEALTH CARE EQUIPMENT & SUPPLIES - 0.78%
        30   Abaxis, Inc.*<F10>                                            597
        30   Greatbatch, Inc.*<F10>                                        781
        39   Thoratec Corporation*<F10>                                    987
                                                                      --------
                                                                         2,365
             HEALTH CARE PROVIDERS & SERVICES - 0.57%
        37   Per-Se Technologies, Inc.*<F10>                               920
        44   The TriZetto Group, Inc.*<F10>                                808
                                                                      --------
                                                                         1,728
             HOBBY, TOY, AND GAME SHOPS - 0.24%
        22   Build-A-Bear-Workshop, Inc.*<F10>                             712

             HOTELS RESTAURANTS & LEISURE - 0.78%
        43   Bob Evans Farms, Inc.                                       1,148
        42   Pinnacle Entertainment, Inc.*<F10>                          1,211
                                                                      --------
                                                                         2,359
             HOUSEHOLD DURABLES - 2.86%
        18   Beazer Homes USA, Inc.                                      1,311
        18   Ethan Allen Interiors Inc.                                    765
         1   Orleans Homebuilders, Inc.                                     17
        37   The Ryland Group, Inc.                                      2,678
        24   WCI Communities, Inc.*<F10>                                   661
        14   William Lyon Homes, Inc.*<F10>                              1,438
        69   The Yankee Candle Company, Inc.                             1,732
                                                                      --------
                                                                         8,602
             INFORMATION RETRIEVAL SERVICES - 0.16%
        13   Bankrate, Inc.*<F10>                                          494

             INSURANCE - 5.20%
         7   American Physicians Capital, Inc.*<F10>                       342
        33   AmerUs Group Co.                                            2,025
        10   Delphi Financial Group, Inc.                                  477
        22   Harleysville Group Inc.                                       606
        54   Horace Mann Educators Corporation                           1,058
        15   Infinity Property &
               Casualty Corporation                                        579
        33   LandAmerica Financial Group, Inc.                           2,177
        59   Ohio Casualty Corporation                                   1,778
        10   RLI Corporation                                               547
        17   Safety Insurance Group, Inc.                                  682
        35   Selective Insurance Group, Inc.                             2,030
        32   State Auto Financial Corporation                            1,231
        40   Stewart Information
               Services Corporation                                      2,138
                                                                      --------
                                                                        15,670
             INTERNET & CATALOG RETAIL - 1.40%
       111   Coldwater Creek Inc.*<F10>                                  2,264
        54   Priceline.com Incorporated*<F10>                            1,191
        27   Stamps.com Inc.*<F10>                                         770
                                                                      --------
                                                                         4,225
             INTERNET SOFTWARE & SERVICES - 1.68%
        54   aQuantive, Inc.*<F10>                                       1,405
        25   j2 Global Communications, Inc.*<F10>                        1,194
        54   United Online, Inc.                                           738
        26   Websense, Inc.*<F10>                                        1,714
                                                                      --------
                                                                         5,051
             IT SERVICES - 1.93%
        72   CSG Systems International, Inc.*<F10>                       1,640
        23   Intrado Inc.*<F10>                                            585
        45   Sykes Enterprises, Incorporated*<F10>                         585
       118   VeriFone Holdings, Inc.*<F10>                               3,011
                                                                      --------
                                                                         5,821
             MACHINERY - 2.70%
        25   Astec Industries, Inc.*<F10>                                  961
         4   Cascade Corporation                                           204
        27   Lincoln Electric Holdings, Inc.                             1,202
        17   The Middleby Corporation*<F10>                              1,606
        26   Mueller Industries, Inc.                                      755
        21   Reliance Steel & Aluminum Co.                               1,670
        32   Tennant Company                                             1,734
                                                                      --------
                                                                         8,132
             MEDIA - 0.72%
        35   Journal Register Company                                      497
        35   Media General, Inc. - Class A                               1,675
                                                                      --------
                                                                         2,172
             METALS & MINING - 4.56%
        84   AMCOL International Corporation                             2,266
        16   Carpenter Technology Corporation                            1,449
        25   Cleveland-Cliffs Inc.                                       2,696
        95   Commercial Metals Company                                   4,496
        19   Oregon Steel Mills, Inc.*<F10>                                782
        15   Quanex Corporation                                            932
        14   Schnitzer Steel Industries,
               Inc. - Class A                                              468
        31   Worthington Industries, Inc.                                  640
                                                                      --------
                                                                        13,729
             MORTGAGE BANKERS AND
               LOAN CORRESPONDENTS - 0.22%
        23   PHH Corporation*<F10>                                         663

             OIL & GAS - 6.69%
        43   Atlas America, Inc.*<F10>                                   3,021
        24   Berry Petroleum Company                                     1,907
        49   Cabot Oil & Gas Corporation                                 2,527
        20   Denbury Resources Inc.*<F10>                                  595
        45   Encore Acquisition Company*<F10>                            1,627
        43   Frontier Oil Corporation                                    2,038
        41   Holly Corporation                                           3,018
        35   KCS Energy, Inc.*<F10>                                      1,016
        54   St. Mary Land &
               Exploration Company                                       2,356
        29   Stone Energy Corporation*<F10>                              1,450
        12   Swift Energy Company*<F10>                                    593
                                                                      --------
                                                                        20,148
             PERSONAL PRODUCTS - 0.22%
        20   Parlux Fragrances, Inc.*<F10>                                 669

             PHARMACEUTICALS - 0.21%
        19   Alpharma Inc. - Class A                                       636

             PREPACKAGED SOFTWARE - 0.92%
       184   Foundry Networks, Inc.*<F10>                                2,765

             ROAD & RAIL - 1.91%
        17   AMERCO*<F10>                                                1,377
        43   Arkansas Best Corporation                                   1,841
        89   Old Dominion Freight Line, Inc.*<F10>                       2,540
                                                                      --------
                                                                         5,758
             SEMICONDUCTOR &
               SEMICONDUCTOR EQUIPMENT - 2.38%
        47   Cohu, Inc.                                                  1,332
        98   Micrel, Incorporated*<F10>                                  1,202
        34   Microsemi Corporation*<F10>                                 1,035
        22   Netlogic Microsystems Inc.*<F10>                              799
        63   OmniVision Technologies, Inc.*<F10>                         1,590
        41   PortalPlayer Inc.*<F10>                                     1,209
                                                                      --------
                                                                         7,167
             SOFTWARE - 0.86%
        14   Ansoft Corporation*<F10>                                      492
        95   Informatica Corporation*<F10>                               1,398
         8   Quality Systems, Inc.                                         708
                                                                      --------
                                                                         2,598
             SPECIALTY RETAIL - 7.49%
       161   Aeropostale, Inc.*<F10>                                     4,867
        41   The Cato Corporation - Class A                                885
        11   The Children's Place
               Retail Stores, Inc.*<F10>                                   482
        96   The Dress Barn, Inc.*<F10>                                  4,429
        98   Guesso, Inc.*<F10>                                          4,158
        42   The Gymboree Corporation*<F10>                              1,035
        18   Hibbett Sporting Goods, Inc.*<F10>                            552
        23   Pacific Sunwear of California, Inc.*<F10>                     564
        12   The Pantry, Inc.*<F10>                                        657
        28   Payless ShoeSource, Inc.*<F10>                                682
        60   Select Comfort Corporation*<F10>                            1,656
        31   United Auto Group, Inc.                                     1,187
        29   Zumiez Inc.*<F10>                                           1,402
                                                                      --------
                                                                        22,556
             TELEPHONE COMMUNICATIONS,
               EXCEPT RADIOTELEPHONE - 0.17%
        44   Valor Communications Group, Inc.                              519

             TEXTILES, APPAREL & LUXURY GOODS - 2.80%
        18   Brown Shoe Company, Inc.                                      810
        44   Carter's, Inc.*<F10>                                        2,992
        68   Kellwood Company                                            1,646
        28   Oxford Industries, Inc.                                     1,272
        19   Steven Madden, Ltd.                                           578
        46   The Warnaco Group, Inc.*<F10>                               1,142
                                                                      --------
                                                                         8,440
             THRIFTS & MORTGAGE FINANCE - 4.48%
        19   Anchor BanCorp Wisconsin, Inc.                                592
        82   BankUnited Financial
               Corporation - Class A                                     2,304
        43   Corus Bankshares, Inc.                                      2,761
        47   FirstFed Financial Corp.*<F10>                              2,947
        71   MAF Bancorp, Inc.                                           3,052
        19   PFF Bancorp, Inc.                                             601
        38   TierOne Corporation*<F10>                                   1,236
                                                                      --------
                                                                        13,493
             TRADING COMPANIES & DISTRIBUTORS - 1.55%
        47   MSC Industrial Direct Co.,
               Inc. - Class A                                            2,112
        36   Watsco, Inc.                                                2,546
                                                                      --------
                                                                         4,658
             WIRELESS TELECOMMUNICATION SERVICES - 0.23%
        29   Syniverse Holdings Inc.*<F10>                                 696
                                                                      --------
             TOTAL COMMON STOCKS
               (COST $270,419)                                         301,199
                                                                      --------
             SHORT TERM INVESTMENTS - 3.17%

             MONEY MARKET MUTUAL FUNDS - 3.17%
     9,540   SEI Daily Income Trust
               Government Fund - Class B                                 9,540
                                                                      --------
             TOTAL SHORT TERM
               INVESTMENTS
               (COST $9,540)                                             9,540
                                                                      --------
             TOTAL INVESTMENTS
               (COST $279,959) - 103.14%                               310,739
             LIABILITIES IN EXCESS
               OF OTHER ASSETS - (3.14)%                                (9,459)
                                                                      --------
             TOTAL NET
               ASSETS - 100.00%                                       $301,280
                                                                      --------
                                                                      --------

*<F10>  Non Income Producing

                       See notes to financial statements.

MDT FUNDS--SMALL CAP GROWTH FUND
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
SEPTEMBER 15, 2005 THROUGH JANUARY 31, 2006*<F11>

The Fund returned 16.20% over the period from its inception on September 15, 2005 through January 31, 2006. This result exceeded the 12.39% performance of the Russell 2000 Growth Index and the 10.50% return for the Lipper Small-Cap Growth Funds Index over the period. Although this is too short a period to draw any meaningful conclusions, we are nonetheless pleased with the strategy's initial results.

Relative to the benchmark, the Russell 2000 Growth Index, the Fund's investments in Information Technology provided the most positive contribution to performance during the period, followed by Energy, while Healthcare contributed negatively. Information Technology was helped most notably by Websense, Inc., while Energy was helped by Cal-Dive International, Inc. Healthcare was hurt by Foxhollow Technologies, Inc.

Currently, compared to the Index weightings, the largest sector overweight is Energy, followed by Basic Industries, while Healthcare is the most significant underweight.

*<F11>  The inception date for the Small Cap Growth Fund was 9/15/2005.

The Fund invests in small-capitalization companies, which tend to have limited liquidity and greater price volatility than large-capitalization companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund's portfolio.

SECTOR BREAKDOWN (as % of investments)

Basic Industries                              8.2%
Capital Goods                                 8.1%
Consumer Cyclicals                           20.4%
Consumer Durables                             6.2%
Consumer Staples                              0.4%
Energy                                       15.4%
Financial Services                           11.8%
Healthcare                                    6.1%
Information Technology                       17.4%
Transportation                                5.6%
Public Utilities                              0.4%

MDT FUNDS--SMALL CAP GROWTH FUND

TOTAL RETURN FOR THE PERIOD ENDED JANUARY 31, 2006

                                                             SINCE INCEPTION
                                                          (SEPTEMBER 15, 2005)
                                                          --------------------
MDT Small Cap Growth Fund--Institutional Class                   16.20%
Russell 2000 Growth Index                                        12.39%
Lipper Small Cap-Growth Funds Index                              10.50%

Performance data quoted represents past performance and is no guarantee of future results. The principal value and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 1-866-784-6867.

Investment performance reflects contractual fee waivers in effect. In the absence of such waivers, total return would be reduced. The Advisor can recapture expenses or fees it has waived within a three year period. Please refer to the prospectus for details. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund invests in small-capitalization companies, which tend to have limited liquidity and greater price volatility than large-capitalization companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund's portfolio.

The Russell 2000 Growth Index is an unmanaged index that measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

The Lipper Small-Cap Growth Funds Index is the average of the 30 largest funds in the Lipper Small-Cap Growth Funds category. These funds, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Small-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SmallCap 600 Index.

One cannot invest directly in an index.

MDT FUNDS--SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)

  SHARES                                                                VALUE
  ------                                                                -----
             COMMON STOCKS - 106.99%

             AEROSPACE & DEFENSE - 1.56%
        28   AAR CORP.*<F12>                                          $    667
        72   Teledyne Technologies Incorporated*<F12>                    2,353
        14   United Industrial Corporation                                 636
                                                                      --------
                                                                         3,656
             AIR FREIGHT & LOGISTICS - 1.36%
        51   Forward Air Corporation                                     1,989
        28   Hub Group, Inc.*<F12>                                       1,186
                                                                      --------
                                                                         3,175
             AIRLINES - 0.36%
        49   AirTran Holdings, Inc.*<F12>                                  830

             AUTO COMPONENTS - 0.48%
        30   Drew Industries Incorporated*<F12>                          1,130

             BIOTECHNOLOGY - 3.47%
        96   Alkermes, Inc.*<F12>                                        2,336
        60   ICOS Corporation*<F12>                                      1,491
        45   Neurocrine Biosciences, Inc.*<F12>                          2,735
        24   United Therapeutics Corporation*<F12>                       1,552
                                                                      --------
                                                                         8,114
             BUILDING PRODUCTS - 0.56%
        37   Apogee Enterprises, Inc.                                      683
        18   ElkCorp                                                       633
                                                                      --------
                                                                         1,316
             CAPITAL MARKETS - 5.02%
        15   BlackRock, Inc.                                             1,992
        51   GFI Group Inc.*<F12>                                        2,784
        63   Greenhill & Co., Inc.                                       3,602
       115   optionsXpress Holdings Inc.                                 3,358
                                                                      --------
                                                                        11,736
             COMMERCIAL BANKS - 2.04%
        25   Cascade Bancorp                                               650
        54   First BanCorp.                                                690
        35   Pacific Capital Bancorp                                     1,288
        51   Texas Regional Bancshares,
               Inc. - Class A                                            1,570
        33   Wilshire Bancorp, Inc.                                        582
                                                                      --------
                                                                         4,780
             COMMERCIAL SERVICES & SUPPLIES - 4.99%
        52   Administaff, Inc.                                           2,238
        78   American Reprographics Company*<F12>                        2,130
        36   Gevity HR, Inc.                                               988
        15   Heidrick & Struggles
               International, Inc.*<F12>                                   503
        55   John H. Harland Company                                     2,053
        28   Mobile Mini, Inc.*<F12>                                     1,392
        34   Portfolio Recovery Associates, Inc.*<F12>                   1,675
        62   Spherion Corporation*<F12>                                    694
                                                                      --------
                                                                        11,673
             COMMUNICATIONS EQUIPMENT - 0.90%
        40   Avocent Corporation*<F12>                                   1,331
        30   InterDigital Communications
               Corporation*<F12>                                           775
                                                                      --------
                                                                         2,106
             COMPUTERS & PERIPHERALS - 2.13%
        60   Komag, Incorporated*<F12>                                   2,824
        26   Neoware Inc.*<F12>                                            706
        53   Synaptics Incorporated*<F12>                                1,458
                                                                      --------
                                                                         4,988
             CONSTRUCTION & ENGINEERING - 0.28%
        24   Perini Corporation*<F12>                                      661

             CONSTRUCTION MATERIALS - 1.46%
        21   Eagle Materials Inc.                                        3,421

             CONSUMER FINANCE - 1.02%
         9   ASTA Funding, Inc.                                            276
        51   Nelnet, Inc. - Class A*<F12>                                2,096
                                                                      --------
                                                                         2,372
             CONTAINERS & PACKAGING - 1.46%
        45   Crown Holdings, Inc.*<F12>                                    842
        68   Silgan Holdings Inc.                                        2,574
                                                                      --------
                                                                         3,416
             DISTRIBUTORS - 2.48%
        17   Building Materials
               Holding Corporation                                       1,346
        93   WESCO International, Inc.*<F12>                             4,457
                                                                      --------
                                                                         5,803
             DIVERSIFIED CONSUMER SERVICES - 0.42%
        34   Escala Group, Inc.*<F12>                                      977

             DIVERSIFIED FINANCIAL SERVICES - 0.64%
        40   International Securities
               Exchange, Inc.*<F12>                                      1,486

             EATING PLACES - 0.80%
        75   Domino's Pizza, Inc.                                        1,868

             ELECTRICAL EQUIPMENT - 1.05%
        51   Baldor Electric Company*<F12>                               1,524
        23   Intermagnetics General Corporation*<F12>                      928
                                                                      --------
                                                                         2,452
             ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.70%
        26   Global Imaging Systems, Inc.*<F12>                            919
        30   Metrologic Instruments, Inc.*<F12>                            642
        38   Multi-Fineline Electronix, Inc.*<F12>                       2,043
        24   Rogers Corporation*<F12>                                    1,131
        27   ScanSource, Inc.*<F12>                                      1,588
                                                                      --------
                                                                         6,323
             ENERGY EQUIPMENT & SERVICES - 11.28%
         8   Atwood Oceanics, Inc.*<F12>                                   777
        58   Cal Dive International, Inc.*<F12>                          2,435
        40   Global Industries, Ltd.*<F12>                                 560
        62   Grey Wolf, Inc.*<F12>                                         546
        22   GulfMark Offshore, Inc.*<F12>                                 721
        20   Maverick Tube Corporation*<F12>                               957
        47   Oceaneering International, Inc.*<F12>                       2,792
        95   Oil States International, Inc.*<F12>                        3,885
       108   Superior Energy Services, Inc.*<F12>                        2,932
        63   TETRA Technologies, Inc.*<F12>                              2,500
        62   Todco - Class A                                             2,765
        38   Unit Corporation*<F12>                                      2,269
        32   Veritas DGC Inc.*<F12>                                      1,442
        37   W-H Energy Services, Inc.*<F12>                             1,786
                                                                      --------
                                                                        26,367
             FARM SUPPLIES - 0.24%
        26   UAP Holding Corp.                                             550

             HEALTH CARE EQUIPMENT & SUPPLIES - 2.25%
        35   Abaxis, Inc.*<F12>                                            697
        45   Greatbatch, Inc.*<F12>                                      1,172
        23   ICU Medical, Inc.*<F12>                                       829
        19   Integra LifeSciences Holdings*<F12>                           741
        72   Thoratec Corporation*<F12>                                  1,822
                                                                      --------
                                                                         5,261
             HEALTH CARE PROVIDERS & SERVICES - 1.51%
        44   Chemed Corporation                                          2,339
         7   Computer Programs and Systems, Inc.                           298
        50   PSS World Medical, Inc.*<F12>                                 888
                                                                      --------
                                                                         3,525
             HOBBY, TOY, AND GAME SHOPS - 0.62%
        45   Build-A-Bear-Workshop, Inc.*<F12>                           1,456

             HOTELS RESTAURANTS & LEISURE - 1.33%
        12   Ambassadors Group, Inc.                                       324
        42   CEC Entertainment Inc.*<F12>                                1,513
        26   Monarch Casino & Resort, Inc.*<F12>                           703
        16   RC2 Corporation*<F12>                                         558
                                                                      --------
                                                                         3,098
             HOUSEHOLD DURABLES - 1.52%
        45   Ethan Allen Interiors Inc.                                  1,913
        16   William Lyon Homes, Inc.*<F12>                              1,643
                                                                      --------
                                                                         3,556
             INFORMATION RETRIEVAL SERVICES - 0.41%
        25   Bankrate, Inc.*<F12>                                          950

             INTERNET & CATALOG RETAIL - 2.47%
       165   Coldwater Creek Inc.*<F12>                                  3,366
        67   Priceline.com Incorporated*<F12>                            1,477
        33   Stamps.com Inc.*<F12>                                         941
                                                                      --------
                                                                         5,784
             INTERNET SOFTWARE & SERVICES - 4.14%
        74   aQuantive, Inc.*<F12>                                       1,925
        69   Digital Insight Corporation*<F12>                           2,475
        53   EarthLink, Inc.*<F12>                                         605
        30   j2 Global Communications, Inc.*<F12>                        1,433
        35   United Online, Inc.                                           478
        42   Websense, Inc.*<F12>                                        2,769
                                                                      --------
                                                                         9,685
             IT SERVICES - 1.93%
        67   eFunds Corporation*<F12>                                    1,580
       115   VeriFone Holdings, Inc.*<F12>                               2,935
                                                                      --------
                                                                         4,515
             MACHINERY - 4.71%
        25   A.S.V., Inc.*<F12>                                            825
        34   Astec Industries, Inc.*<F12>                                1,307
        17   Freightcar America Inc.                                       976
        16   The Middleby Corporation*<F12>                              1,512
        58   Nordson Corporation                                         2,635
        38   Reliance Steel & Aluminum Co.                               3,021
        34   Wabash National Corporation                                   725
                                                                      --------
                                                                        11,001
             MARINE - 1.30%
        54   Kirby Corporation*<F12>                                     3,031

             METALS & MINING - 3.82%
        37   Cleveland-Cliffs Inc.                                       3,990
        32   Quanex Corporation                                          1,988
        39   Titanium Metals Corporation*<F12>                           2,952
                                                                      --------
                                                                         8,930
             MULTILINE RETAIL - 0.20%
        11   Conn's, Inc.*<F12>                                            478

             OIL & GAS - 4.86%
        36   Berry Petroleum Company                                     2,860
        32   Denbury Resources Inc.*<F12>                                  953
        46   Frontier Oil Corporation                                    2,180
        37   Holly Corporation                                           2,723
        50   KCS Energy, Inc.*<F12>                                      1,451
        30   W&T Offshore, Inc.*<F12>                                    1,198
                                                                      --------
                                                                        11,365
             ROAD & RAIL - 2.86%
        35   AMERCO*<F12>                                                2,836
        21   Arkansas Best Corporation                                     899
        47   Knight Transportation, Inc.                                   956
        70   Old Dominion Freight Line, Inc.*<F12>                       1,998
                                                                      --------
                                                                         6,689
             SEMICONDUCTOR &
               SEMICONDUCTOR EQUIPMENT - 3.54%
        44   Cymer, Inc.*<F12>                                           1,986
       121   Micrel, Incorporated*<F12>                                  1,485
        58   Microsemi Corporation*<F12>                                 1,765
        30   Netlogic Microsystems Inc.*<F12>                            1,090
        43   OmniVision Technologies, Inc.*<F12>                         1,085
        29   PortalPlayer Inc.*<F12>                                       855
                                                                      --------
                                                                         8,266
             SOFTWARE - 5.88%
        48   Advent Software, Inc.*<F12>                                 1,261
        17   Ansoft Corporation*<F12>                                      597
        58   ANSYS, Inc.*<F12>                                           2,544
       124   Informatica Corporation*<F12>                               1,825
         3   MicroStrategy Incorporated*<F12>                              288
        22   Quality Systems, Inc.                                       1,947
        22   SPSS Inc.*<F12>                                               709
        57   TALX Corporation                                            1,786
        60   Transaction Systems Architects, Inc.*<F12>                  1,980
        60   Wind River Systems, Inc.*<F12>                                803
                                                                      --------
                                                                        13,740
             SPECIALTY RETAIL - 7.19%
        44   Aeropostale, Inc.*<F12>                                     1,330
        33   Charlotte Russe Holding Inc.*<F12>                            541
        37   The Children's Place
               Retail Stores, Inc.*<F12>                                 1,620
        70   The Dress Barn, Inc.*<F12>                                  3,230
        39   Genesco Inc.*<F12>                                          1,519
        98   Guesso, Inc.*<F12>                                          4,158
        54   Hibbett Sporting Goods, Inc.*<F12>                          1,655
        28   Jos. A. Bank Clothiers, Inc.*<F12>                          1,436
        24   Pacific Sunwear of California, Inc.*<F12>                     588
        15   Zumiez Inc.*<F12>                                             725
                                                                      --------
                                                                        16,802
             TELEPHONE COMMUNICATIONS,
               EXCEPT RADIOTELEPHONE - 0.37%
        74   Valor Communications Group, Inc.                              873

             TEXTILES, APPAREL & LUXURY GOODS - 3.62%
        62   Carter's, Inc.*<F12>                                        4,215
        20   K-Swiss Inc.                                                  633
        39   Oxford Industries, Inc.                                     1,771
        74   The Warnaco Group, Inc.*<F12>                               1,837
                                                                      --------
                                                                         8,456
             THRIFTS & MORTGAGE FINANCE - 0.67%
        30   Accredited Home Lenders
               Holding Company*<F12>                                     1,576

             TRADING COMPANIES & DISTRIBUTORS - 3.17%
        75   MSC Industrial Direct
               Co., Inc. - Class A                                       3,370
        57   Watsco, Inc.                                                4,032
                                                                      --------
                                                                         7,402
             TRANSPORTATION - 0.77%
        44   EGL, Inc.*<F12>                                             1,800

             WIRELESS TELECOMMUNICATION SERVICES - 1.15%
       112   Syniverse Holdings Inc.*<F12>                               2,689
                                                                      --------
             TOTAL COMMON STOCKS
               (COST $215,399)                                         250,128
                                                                      --------
             SHORT TERM INVESTMENTS - 2.22%

             MONEY MARKET MUTUAL FUNDS - 2.22%
     5,199   SEI Daily Income Trust
               Government Fund - Class B                                 5,199
                                                                      --------
             TOTAL SHORT TERM
               INVESTMENTS
               (COST $5,199)                                             5,199
                                                                      --------
             TOTAL INVESTMENTS
               (COST $220,598) - 109.21%                               255,327
             LIABILITIES IN EXCESS
               OF OTHER ASSETS - (9.21)%                               (21,540)
                                                                      --------
             TOTAL NET
               ASSETS - 100.00%                                       $233,787
                                                                      --------
                                                                      --------

*<F12> Non Income Producing

                       See notes to financial statements.

MDT FUNDS--SMALL CAP VALUE FUND
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
SEPTEMBER 15, 2005 THROUGH JANUARY 31, 2006*<F13>

The Fund returned 13.80% over the period from its inception on September 15, 2005 through January 31, 2006. This result exceeded the 8.96% performance of the Russell 2000 Value Index and the 9.24% return for the Lipper Small-Cap Value Funds Index over the period. Although this is too short a period to draw any meaningful conclusions, we are nonetheless pleased with the strategy's initial results.

Relative to the benchmark, the Russell 2000 Value Index, the Fund's investments in Information Technology provided the most positive contribution to performance during the period, followed by Basic Industries, while Public Utilities contributed negatively. Information Technology was helped by Plexus Corporation and Brightpoint, Inc., while Oregon Steel Mills, Inc. was among the Basic Industries standouts. Public Utilities was hurt by Atmos Energy Corporation.

Currently, compared to the Index weightings, the largest sector overweight is Energy, followed by Public Utilities, while Basic Industries and Capital Goods are the most underweighted sectors.

*<F13>  The inception date for the Small Cap Value Fund was 9/15/2005.

The Fund invests in small-capitalization companies, which tend to have limited liquidity and greater price volatility than large-capitalization companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund's portfolio.

SECTOR BREAKDOWN (as % of investments)

Basic Industries                              6.7%
Capital Goods                                 4.8%
Consumer Cyclicals                           12.1%
Consumer Durables                             3.9%
Consumer Staples                              2.3%
Energy                                       17.3%
Financial Services                           25.2%
Healthcare                                    1.0%
Information Technology                       13.5%
Transportation                                3.9%
Public Utilities                              9.3%

MDT FUNDS--SMALL CAP VALUE FUND

TOTAL RETURN FOR THE PERIOD ENDED JANUARY 31, 2006

                                                             SINCE INCEPTION
                                                          (SEPTEMBER 15, 2005)
                                                          --------------------
MDT Small Cap Value Fund--Institutional Class                    13.80%
Russell 2000 Value Index                                          8.96%
Lipper Small-Cap Value Funds Index                                9.24%

Performance data quoted represents past performance and is no guarantee of future results. The principal value and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 1-866-784-6867.

Investment performance reflects contractual fee waivers in effect. In the absence of such waivers, total return would be reduced. The Advisor can recapture expenses or fees it has waived within a three year period. Please refer to the prospectus for details. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund invests in small-capitalization companies, which tend to have limited liquidity and greater price volatility than large-capitalization companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund's portfolio.

The Russell 2000 Value Index is an unmanaged index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

The Lipper Small-Cap Value Funds Index is the average of the 30 largest funds in the Lipper Small-Cap Value Funds category. These funds, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of S&P SuperComposite 1500 Index. Small-cap value funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SmallCap 600 Index.

One cannot invest directly in an index.

MDT FUNDS--SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)

  SHARES                                                                VALUE
  ------                                                                -----
             COMMON STOCKS - 116.72%

             AEROSPACE & DEFENSE - 0.42%
        23   Kaman Corporation                                        $    485

             CAPITAL MARKETS - 3.52%
        82   Investment Technology Group, Inc.*<F14>                     3,688
         8   Piper Jaffray Companies, Inc.*<F14>                           359
                                                                      --------
                                                                         4,047
             COMMERCIAL BANKS - 3.59%
         3   BancFirst Corporation                                         249
        23   Citizens Banking Corporation                                  640
         8   City Holding Company                                          298
        14   Community Bank System, Inc.                                   326
        68   First BanCorp.                                                869
         8   Park National Corporation                                     938
        15   Susquehanna Bancshares, Inc.                                  362
        15   WesBanco, Inc.                                                446
                                                                      --------
                                                                         4,128
             COMMERCIAL SERVICES & SUPPLIES - 4.17%
        22   Banta Corporation                                           1,125
        32   Brady Corporation - Class A                                 1,273
        24   Heidrick & Struggles
               International, Inc.*<F14>                                   805
        61   Spherion Corporation*<F14>                                    683
        77   TeleTech Holdings, Inc.*<F14>                                 898
                                                                      --------
                                                                         4,784
             COMMUNICATIONS EQUIPMENT - 6.55%
        86   Avocent Corporation*<F14>                                   2,861
        91   Belden CDT Inc.                                             2,466
        83   CommScope, Inc.*<F14>                                       1,835
        20   Oplink Communications, Inc.*<F14>                             357
                                                                      --------
                                                                         7,519
             CONSTRUCTION MATERIALS - 2.55%
        18   Eagle Materials Inc.                                        2,932

             DISTRIBUTORS - 1.38%
        70   Brightpoint, Inc.*<F14>                                     1,581

             DIVERSIFIED FINANCIAL SERVICES - 1.31%
        38   GATX Corporation                                            1,509

             DIVERSIFIED TELECOMMUNICATION
               SERVICES - 0.61%
        21   Commonwealth Telephone
               Enterprises, Inc.                                           701

             ELECTRIC UTILITIES - 3.49%
        68   Duquesne Light Holdings Inc.                                1,222
        53   IDACORP, Inc.                                               1,678
        45   PNM Resources Inc.                                          1,106
                                                                      --------
                                                                         4,006
             ELECTRICAL EQUIPMENT - 1.32%
        36   Encore Wire Corporation*<F14>                                 978
        18   Baldor Electric Company*<F14>                                 538
                                                                      --------
                                                                         1,516
             ELECTRONIC EQUIPMENT & INSTRUMENTS - 4.44%
        88   Aeroflex Incorporated*<F14>                                 1,064
        48   Agilysys, Inc.                                              1,017
        57   Plexus Corporation*<F14>                                    1,614
         8   Rofin-Sinar Technologies, Inc.*<F14>                          382
        50   Technitrol, Inc.                                            1,018
                                                                      --------
                                                                         5,095
             ENERGY EQUIPMENT & SERVICES - 11.14%
        15   Dril-Quip, Inc.*<F14>                                         945
        22   GulfMark Offshore, Inc.*<F14>                                 721
        40   Helmerich & Payne, Inc.                                     3,134
        73   Maverick Tube Corporation*<F14>                             3,493
       136   RPC, Inc.                                                   4,500
                                                                      --------
                                                                        12,793
             FOOD & STAPLES RETAILING - 2.70%
        88   Casey's General Stores, Inc.                                2,239
        15   Longs Drug Stores Corporation                                 525
         8   Weis Markets, Inc.                                            336
                                                                      --------
                                                                         3,100
             GAS UTILITIES - 6.61%
        67   Atmos Energy Corporation                                    1,761
        29   The Laclede Group, Inc.                                       946
        38   New Jersey Resources Corporation                            1,727
        28   Northwest Natural Gas Company                                 996
        22   South Jersey Industries, Inc.                                 647
        12   Southwest Gas Corporation                                     332
        38   WGL Holdings Inc.                                           1,185
                                                                      --------
                                                                         7,594
             HEALTH CARE EQUIPMENT & SUPPLIES - 1.87%
        15   Analogic Corporation                                          832
        23   Greatbatch, Inc.*<F14>                                        599
        20   ICU Medical, Inc.*<F14>                                       721
                                                                      --------
                                                                         2,152
             HOTELS RESTAURANTS & LEISURE - 1.11%
        32   Jack in the Box Inc.*<F14>                                  1,272

             HOUSEHOLD DURABLES - 3.68%
         7   Cavco Industries, Inc.*<F14>                                  297
        51   Furniture Brands International, Inc.                        1,227
        98   WCI Communities, Inc.*<F14>                                 2,699
                                                                      --------
                                                                         4,223
             INSURANCE - 11.15%
        50   21st Century Insurance Group                                  812
        53   AmerUs Group Co.                                            3,253
        10   FBL Financial Group, Inc. - Class A                           333
        30   Horace Mann Educators Corporation                             588
        19   Infinity Property &
               Casualty Corporation                                        733
        14   LandAmerica Financial Group, Inc.                             924
        53   Ohio Casualty Corporation                                   1,597
        29   The Phoenix Companies, Inc.                                   438
         9   ProAssurance Corporation*<F14>                                461
         8   RLI Corporation                                               437
        15   Selective Insurance Group, Inc.*<F14>                         870
        10   State Auto Financial Corporation                              385
        23   Stewart Information
               Services Corporation                                      1,229
         8   Triad Guaranty Inc.*<F14>                                     336
        10   United Fire & Casualty Company*<F14>                          410
                                                                      --------
                                                                        12,806
             INVESTMENT BANKING & BROKERAGE - 1.23%
       124   Knight Capital Group, Inc.*<F14>                            1,412

             IT SERVICES - 1.96%
        68   eFunds Corporation*<F14>                                    1,604
        50   Sykes Enterprises, Incorporated*<F14>                         650
                                                                      --------
                                                                         2,254
             LEISURE EQUIPMENT & PRODUCTS - 0.31%
        23   Callaway Golf Company                                         351

             MACHINERY - 0.80%
        17   Tennant Company                                               921

             METALS & MINING - 7.67%
        45   Commercial Metals Company                                   2,130
        15   Metal Management, Inc.                                        419
        42   Oregon Steel Mills, Inc.*<F14>                              1,729
        14   Ryerson Inc.                                                  432
        46   Steel Dynamics, Inc.                                        2,135
        95   Worthington Industries, Inc.                                1,960
                                                                      --------
                                                                         8,805
             MULTILINE RETAIL - 1.17%
        31   Conn's, Inc.*<F14>                                          1,348

             OIL & GAS - 8.66%
         6   Atlas America, Inc.*<F14>                                     422
        93   Bois d'Arc Energy, Inc.*<F14>                               1,750
        15   Cabot Oil & Gas Corporation                                   774
        54   Encore Acquisition Company*<F14>                            1,952
        37   St. Mary Land &
               Exploration Company                                       1,615
        30   Stone Energy Corporation*<F14>                              1,500
        39   Swift Energy Company*<F14>                                  1,927
                                                                      --------
                                                                         9,940
             ROAD & RAIL - 3.72%
        34   AMERCO*<F14>                                                2,755
        26   Arkansas Best Corporation                                   1,113
        15   SCS Transportation, Inc*<F14>                                 402
                                                                      --------
                                                                         4,270
             SEMICONDUCTOR &
               SEMICONDUCTOR EQUIPMENT - 1.41%
        70   Amkor Technology, Inc.*<F14>                                  394
        15   DSP Group, Inc.*<F14>                                         440
        53   RF Micro Devices, Inc.*<F14>                                  386
        29   Semitool, Inc.*<F14>                                          396
                                                                      --------
                                                                         1,616
             SPECIALTY RETAIL - 4.68%
        63   The Cato Corporation - Class A                              1,360
        27   Charlotte Russe Holding Inc.*<F14>                            442
        14   The Dress Barn, Inc.*<F14>                                    646
        36   Payless ShoeSource, Inc.*<F14>                                877
        71   Too Inc.*<F14>                                              2,054
                                                                      --------
                                                                         5,379
             TEXTILES, APPAREL & LUXURY GOODS - 0.65%
        31   Kellwood Company                                              751

             THRIFTS & MORTGAGE FINANCE - 8.17%
        11   Anchor BanCorp Wisconsin, Inc.                                343
        71   Corus Bankshares, Inc.                                      4,559
        32   Downey Financial Corp.                                      2,095
        30   FirstFed Financial Corp.*<F14>                              1,881
        16   PFF Bancorp, Inc.                                             506
                                                                      --------
                                                                         9,384
             TRADING COMPANIES & DISTRIBUTORS - 1.55%
        42   Applied Industrial Technologies, Inc.                       1,785

             TRANSPORTATION - 3.13%
        88   EGL, Inc.*<F14>                                             3,600
                                                                      --------
             TOTAL COMMON STOCKS
               (COST $119,413)                                         134,059
                                                                      --------
             SHORT TERM INVESTMENTS - 2.13%

             MONEY MARKET MUTUAL FUNDS - 2.13%
     2,448   SEI Daily Income Trust
               Government Fund - Class B                                 2,448
                                                                      --------
             TOTAL SHORT TERM
               INVESTMENTS
               (COST $2,448)                                             2,448
                                                                      --------
             TOTAL INVESTMENTS
               (COST $121,861) - 118.85%                               136,507
             LIABILITIES IN EXCESS
               OF OTHER ASSETS - (18.85)%                              (21,654)
                                                                      --------
             TOTAL NET
               ASSETS - 100.00%                                       $114,853
                                                                      --------
                                                                      --------

*<F14> Non Income Producing

                       See notes to financial statements.

MDT FUNDS--BALANCED GROWTH FUND
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

The Fund returned 6.19% for the six-month period ended January 31, 2006, easily beating both the 4.68% result for the S&P 500 Index and the 4.85% return for the Lipper Balanced Funds Index. Fund performance continues to surprise us in a positive manner; as we have mentioned previously, because of the strategy's broad diversification we do not generally expect to outperform a more narrow domestic equity index such as the S&P 500 in a period of rising U.S. markets.

The Fund's allocation to U.S. equities was fairly static over the period at just over 50% of Fund assets. These investments, which are managed under our proprietary All Cap Core strategy, again outperformed the return on the Russell 3000 Index. Although the allocation to international equities was reduced marginally during the period to 4% of Fund assets, the performance was exceptional as international equities again outperformed the domestic market. Investments in real estate investment trusts were unchanged at 6% of Fund assets. These investments performed well, particularly late in the period on signs that the Federal Reserve's campaign to increase interest rates may be nearing an end. The Fund's allocation to fixed income hurt overall results, in that it underperformed the other allocations, but did outperform the overall bond market as an overweight position in mortgage-backed securities paid off when interest rate volatility remained subdued.

The somewhat less certain state of the economy dictates that we continue to emphasize the Fund's diversified stance. The flat yield curve offers little incentive to accept interest rate risk and we are likely to maintain the current short duration position for the Fund's fixed income investments. As always, we will carefully monitor market conditions and stand ready to alter the Fund's allocations as warranted.

The Fund may also invest in small- and medium-capitalization companies, which tend to have limited liquidity and greater price volatility than large-capitalization companies. The Fund may also invest in foreign securities, which may involve greater volatility and political, economic and currency risks and differences in accounting methods. Investments in debt securities typically decrease in value when interest rates rise. The risk is usually greater for longer-term debt securities.

ASSET ALLOCATION BREAKDOWN (as % of investments)

Short-Term Investments                        2.8%
REITs                                         6.0%
Domestic Equity                              53.4%
Fixed Income                                 33.4%
International Equity                          4.4%

MDT FUNDS--BALANCED GROWTH FUND

                    MDT Balanced                            Lipper Balanced
        Date         Growth Fund       S&P 500 Index          Funds Index
        ----         -----------       -------------          -----------
     10/1/2002         $10,000            $10,000               $10,000
     1/31/2003         $10,292            $10,560               $10,389
     7/31/2003         $11,418            $12,333               $11,509
     1/31/2004         $13,163            $14,211               $12,838
     7/31/2004         $13,173            $13,958               $12,691
     1/31/2005         $14,335            $15,097               $13,608
     7/31/2005         $15,387            $15,920               $14,162
     1/31/2006         $16,340            $16,665               $14,849

This hypothetical chart assumes an initial gross investment of $10,000 made on 10/1/02 (commencement of operations). Returns include the reinvestment of all dividends.

TOTAL RETURN FOR THE PERIODS ENDED JANUARY 31, 2006

                                                                 ANNUALIZED
                                          SIX       ONE       SINCE INCEPTION
                                        MONTHS      YEAR     (OCTOBER 1, 2002)
                                        ------      ----     -----------------
MDT Balanced Growth Fund                 6.19%     13.98%          15.87%
S&P 500 Index                            4.68%     10.38%          16.53%
Lipper Balanced Funds Index              4.85%      9.11%          12.58%

Performance data quoted represents past performance and is no guarantee of future results. The principal value and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 1-866-784-6867.

Investment performance reflects contractual fee waivers in effect. In the absence of such waivers, total return would be reduced. The Advisor can recapture expenses or fees it has waived within a three year period. Please refer to the prospectus for details. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund may also invest in small- and medium-capitalization companies, which tend to have limited liquidity and greater price volatility than large-capitalization companies. The Fund may also invest in foreign securities, which may involve greater volatility and political, economic and currency risks and differences in accounting methods. Investments in debt securities typically decrease in value when interest rates rise. The risk is usually greater for longer-term debt securities.

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the Index proportionate to its market value. The "500" is one of the most widely used benchmarks of U.S. equity performance.

The Lipper Balanced Funds Index is the average of the 30 largest funds in the Lipper Balanced Funds category. These funds, by portfolio practice, aim to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. Typically the stock/bond ratio ranges around 60%/40%.

One cannot invest directly in an index.

MDT FUNDS--BALANCED GROWTH FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)

  SHARES                                                              VALUE
  ------                                                              -----
             COMMON STOCKS - 59.21%

             AEROSPACE & DEFENSE - 0.67%
       300   Alliant Techsystems Inc.*<F15>                        $    23,250
     5,800   Honeywell International Inc.                              222,836
       600   Precision Castparts Corporation                            29,970
     2,100   Raytheon Company                                           86,037
       600   Rockwell Collins, Inc.                                     28,152
     2,100   United Technologies Corporation                           122,577
                                                                   -----------
                                                                       512,822
             AIR FREIGHT & LOGISTICS - 0.12%
     2,000   Ryder System, Inc.                                         89,400

             AIRLINES - 0.31%
    14,600   Southwest Airlines Co.                                    240,316

             BEVERAGES - 0.03%
       900   PepsiAmericas, Inc.                                        22,041

             BIOTECHNOLOGY - 2.96%
    16,800   Amgen Inc.*<F15>                                        1,224,552
    11,800   Genentech, Inc.*<F15>                                   1,013,856
       400   Techne Corporation*<F15>                                   22,740
                                                                   -----------
                                                                     2,261,148
             CAPITAL MARKETS - 4.71%
       600   GFI Group Inc.*<F15>                                       32,754
     7,600   The Goldman Sachs Group, Inc.                           1,073,500
    17,400   Merrill Lynch & Co., Inc.                               1,306,218
    19,400   Morgan Stanley                                          1,192,130
                                                                   -----------
                                                                     3,604,602
             CHEMICALS - 0.06%
       700   Sigma-Aldrich Corporation                                  45,416

             COMMERCIAL BANKS - 2.59%
     6,500   AmSouth Bancorporation                                    179,465
     5,600   Comerica Incorporated                                     310,632
     2,800   Fifth Third Bancorp                                       105,196
       700   Huntington
               Bancshares Incorporated                                  16,240
    11,500   KeyCorp                                                   406,985
    16,800   National City Corporation                                 574,224
       900   Regions Financial Corporation                              29,862
     1,800   SunTrust Banks, Inc.                                      128,610
       600   UnionBanCal Corporation                                    40,254
     3,500   Wachovia Corporation                                      191,905
                                                                   -----------
                                                                     1,983,373
             COMMERCIAL SERVICES & SUPPLIES - 0.89%
       900   Adesa, Inc.                                                23,040
       500   Administaff, Inc.                                          21,520
       700   Equifax Inc.                                               26,824
     1,200   Manpower Inc.                                              64,596
     2,300   Monster Worldwide Inc.*<F15>                               98,118
     1,400   Republic Services, Inc.                                    52,990
     4,100   Robert Half International Inc.                            149,773
       300   Stericycle, Inc.*<F15>                                     17,931
     7,200   Waste Management, Inc.                                    227,376
                                                                   -----------
                                                                       682,168
             COMMUNICATIONS EQUIPMENT - 2.20%
     3,100   Juniper Networks, Inc.*<F15>                               56,203
    33,900   QUALCOMM Incorporated                                   1,625,844
                                                                   -----------
                                                                     1,682,047
             COMPUTERS & PERIPHERALS - 1.21%
    22,100   Hewlett-Packard Company                                   689,078
     3,100   Lexmark International, Inc.*<F15>                         150,567
     1,300   Network Appliance, Inc.*<F15>                              40,560
     1,100   QLogic Corporation*<F15>                                   43,637
                                                                   -----------
                                                                       923,842
             CONSTRUCTION & ENGINEERING - 0.03%
       300   EMCOR Group, Inc.*<F15>                                    24,606

             CONSTRUCTION MATERIALS - 0.16%
     2,000   Lafarge North America Inc.                                123,240

             CONSUMER FINANCE - 0.46%
     3,200   AmeriCredit Corp.*<F15>                                    92,032
     4,600   SLM Corporation                                           257,416
                                                                   -----------
                                                                       349,448
             CONTAINERS & PACKAGING - 0.02%
       300   Temple-Inland Inc.                                         14,070

             DIVERSIFIED FINANCIAL SERVICES - 3.23%
    12,500   CIT Group Inc.                                            666,750
    42,900   JPMorgan Chase & Co.                                    1,705,275
     1,500   Moody's Corporation                                        94,980
                                                                   -----------
                                                                     2,467,005
             DIVERSIFIED TELECOMMUNICATION
               SERVICES - 0.21%
     5,600   BellSouth Corporation                                     161,112

             ELECTRIC UTILITIES - 0.47%
     2,700   DTE Energy Company                                        113,940
     1,700   Edison International                                       74,494
     3,400   PG&E Corporation                                          126,854
     1,000   Progress Energy, Inc.                                      43,620
                                                                   -----------
                                                                       358,908
             ELECTRICAL EQUIPMENT - 0.12%
       200   Cooper Industries, Ltd.                                    16,330
     1,100   Rockwell Automation, Inc.                                  72,677
                                                                   -----------
                                                                        89,007
             ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.44%
     3,600   Ingram Micro Inc.*<F15>                                    69,660
     5,100   Jabil Circuit, Inc.*<F15>                                 206,040
     1,800   National Instruments Corporation                           59,562
                                                                   -----------
                                                                       335,262
             ENERGY EQUIPMENT & SERVICES - 0.94%
     8,700   BJ Services Company                                       352,263
       900   Grant Prideco, Inc.*<F15>                                  45,081
       400   Oceaneering International, Inc.*<F15>                      23,764
       900   Oil States International, Inc.*<F15>                       36,810
     5,400   Smith International, Inc.                                 243,000
       400   W-H Energy Services, Inc.*<F15>                            19,312
                                                                   -----------
                                                                       720,230
             FOOD PRODUCTS - 0.42%
     3,300   General Mills, Inc.                                       160,413
     2,200   The Hershey Company                                       112,640
     1,900   Pilgrim's Pride Corporation                                46,246
                                                                   -----------
                                                                       319,299
             HEALTH CARE EQUIPMENT & SUPPLIES - 0.30%
       900   DENTSPLY International Inc.                                48,330
       700   Intuitive Surgical, Inc.*<F15>                             96,355
       600   Kyphon Inc.*<F15>                                          24,942
     1,400   Waters Corporation*<F15>                                   58,730
                                                                   -----------
                                                                       228,357
             HEALTH CARE PROVIDERS & SERVICES - 0.46%
     1,900   Laboratory Corporation
               of America Holdings*<F15>                               111,435
     1,300   Pharmaceutical Product
               Development, Inc.                                        89,934
     2,000   WellPoint Inc.*<F15>                                      153,600
                                                                   -----------
                                                                       354,969
             HOTELS RESTAURANTS & LEISURE - 0.88%
       600   Choice Hotels International, Inc.                          28,518
     4,000   International Game Technology                             143,120
       600   Landry's Restaurants, Inc.                                 18,384
       700   Marriott International,
               Inc. - Class A*<F15>                                     46,648
       600   Ruby Tuesday, Inc.                                         17,166
     9,100   Starbucks Corporation*<F15>                               288,470
     2,700   Yum! Brands, Inc.                                         133,569
                                                                   -----------
                                                                       675,875
             HOUSEHOLD DURABLES - 2.36%
       900   American Greetings Corporation                             18,369
     2,400   Beazer Homes USA, Inc.                                    174,816
     3,800   Centex Corporation                                        271,282
    10,100   D.R. Horton, Inc.                                         376,932
     1,600   Harman International
               Industries, Incorporated                                176,000
     4,200   Lennar Corporation                                        262,752
     8,200   Pulte Homes, Inc.                                         327,180
       900   The Ryland Group, Inc.                                     65,124
     2,000   Standard-Pacific Corp.                                     77,800
     1,100   WCI Communities, Inc.*<F15>                                30,294
       200   William Lyon Homes, Inc.*<F15>                             20,542
                                                                   -----------
                                                                     1,801,091
             HOUSEHOLD PRODUCTS - 0.52%
     2,300   The Clorox Company                                        137,655
     4,700   Colgate-Palmolive Company                                 257,983
                                                                   -----------
                                                                       395,638
             INDUSTRIAL CONGLOMERATES - 0.57%
     6,000   3M Co.                                                    436,500

             INSURANCE - 7.57%
    25,950   The Allstate Corporation                                1,350,698
     1,500   AMBAC Financial Group, Inc.                               115,215
     1,800   American Financial Group, Inc.                             67,716
       800   AmerUs Group Co.                                           49,096
     4,200   Assurant, Inc.                                            192,864
     8,500   The Chubb Corporation                                     801,975
       400   The Commerce Group, Inc.                                   21,560
     9,100   Hartford Financial
               Services Group, Inc.                                    748,293
       800   Horace Mann
               Educators Corporation                                    15,672
       300   LandAmerica Financial
               Group, Inc.                                              19,794
     2,500   MBIA Inc.                                                 153,900
    25,200   Metlife, Inc.                                           1,264,032
     1,400   Nationwide Financial
               Services, Inc. - Class A                                 59,584
       500   Protective Life Corporation                                22,475
       500   Reinsurance Group
               of America, Incorporated                                 24,250
     4,000   SAFECO Corporation                                        209,000
       500   Selective Insurance Group, Inc.                            29,000
     6,400   The St. Paul Travelers
               Companies, Inc.                                         290,432
     1,400   StanCorp Financial Group, Inc.                             69,650
       500   State Auto Financial Corporation                           19,235
       400   Stewart Information
               Services Corporation                                     21,380
       700   Torchmark Corporation                                      39,270
     4,050   W.R. Berkley Corporation                                  200,070
                                                                   -----------
                                                                     5,785,161
             INTERNET & CATALOG RETAIL - 0.13%
     1,650   Coldwater Creek Inc.*<F15>                                 33,660
     2,200   IAC/InterActiveCorp*<F15>                                  63,844
                                                                   -----------
                                                                        97,504
             INTERNET SOFTWARE & SERVICES - 0.07%
       700   aQuantive, Inc.*<F15>                                      18,207
       500   Websense, Inc.*<F15>                                       32,965
                                                                   -----------
                                                                        51,172
             IT SERVICES - 0.29%
       800   Affiliated Computer
               Services, Inc.*<F15>                                     50,080
       500   Alliance Data
               Systems Corporation*<F15>                                21,125
     2,300   Fiserv, Inc.*<F15>                                        101,154
       600   Global Payments Inc.                                       30,558
       800   VeriFone Holdings, Inc.*<F15>                              20,416
                                                                   -----------
                                                                       223,333
             MACHINERY - 0.92%
     6,200   Deere & Company                                           444,912
     2,400   Joy Global Inc.                                           129,696
     1,800   PACCAR Inc                                                125,280
                                                                   -----------
                                                                       699,888
             MARINE - 0.04%
       500   Kirby Corporation*<F15>                                    28,065

             MEDIA - 0.42%
       400   John Wiley & Sons, Inc.                                    15,160
     2,900   Omnicom Group Inc.                                        237,191
     2,100   Univision Communications
               Inc. - Class A*<F15>                                     66,864
                                                                   -----------
                                                                       319,215
             METALS & MINING - 1.29%
       500   Carpenter Technology Corporation                           45,280
     1,700   Commercial Metals Company                                  80,461
     4,800   Nucor Corporation                                         404,304
     1,000   Oregon Steel Mills, Inc.*<F15>                             41,170
     2,600   Peabody Energy Corporation                                258,726
       700   Ryerson Inc.                                               21,616
       600   Schnitzer Steel Industries,
               Inc. - Class A                                           20,064
     1,300   Steel Dynamics, Inc.                                       60,346
       900   United States Steel Corporation                            53,775
                                                                   -----------
                                                                       985,742
             MULTILINE RETAIL - 0.17%
       600   Dollar Tree Stores, Inc.*<F15>                             14,874
     1,400   Family Dollar Stores, Inc.                                 33,530
     2,300   Saks Incorporated*<F15>                                    44,413
       300   Sears Holdings Corporation*<F15>                           36,432
                                                                   -----------
                                                                       129,249
             MULTI-UTILITIES & UNREGULATED POWER - 0.20%
     1,400   National Fuel Gas Company                                  46,060
     2,200   ONEOK, Inc.                                                62,172
     4,400   Reliant Energy Inc.*<F15>                                  44,528
                                                                   -----------
                                                                       152,760
             OIL & GAS - 10.07%
     5,400   Amerada Hess Corporation                                  835,920
    13,700   Anadarko Petroleum Corporation                          1,477,134
    11,400   Apache Corporation                                        861,042
    33,600   ChevronTexaco Corporation                               1,995,168
     2,100   Kerr-McGee Corporation                                    231,819
     9,400   Marathon Oil Corporation                                  722,578
     3,600   Newfield Exploration Company*<F15>                        188,640
    11,600   Occidental Petroleum Corporation                        1,133,436
     1,600   OMI Corporation                                            28,096
       600   Pioneer Natural
               Resources Company                                        31,860
     2,000   Pogo Producing Company                                    119,980
       700   Stone Energy Corporation*<F15>                             35,007
       800   Swift Energy Company*<F15>                                 39,536
                                                                   -----------
                                                                     7,700,216
             PAPER & FOREST PRODUCTS - 0.12%
     3,100   Louisiana-Pacific Corporation                              91,295

             REAL ESTATE - 6.03%
     5,750   Archstone-Smith Trust                                     269,445
     2,700   Avalonbay Communities, Inc.                               268,596
     3,650   Boston Properties, Inc.                                   285,649
     4,933   Brandywine Realty Trust                                   155,143
     3,600   CenterPoint Properties Trust                              178,704
     5,950   Developers Diversified
               Realty Corporation                                      293,097
     7,800   Duke Realty Corporation                                   282,984
     6,100   Equity Residential                                        258,701
     3,450   Federal Realty Investment Trust                           230,529
     7,400   General Growth Properties, Inc.                           381,840
     7,700   Health Care Property Investors, Inc.                      213,675
     2,800   Hospitality Properties Trust                              120,036
     9,000   Kimco Realty Corporation                                  315,810
     5,000   Plum Creek Timber Company, Inc.                           184,700
     3,800   ProLogis                                                  194,636
     2,900   Public Storage, Inc.                                      210,453
    10,450   Taubman Centers, Inc.                                     392,397
     4,250   Vornado Realty Trust                                      375,445
                                                                   -----------
                                                                     4,611,840
             ROAD & RAIL - 0.18%
       600   Arkansas Best Corporation                                  25,686
     1,100   Burlington Northern
               Santa Fe Corporation                                     88,132
       900   Swift Transportation Co., Inc.*<F15>                       21,267
                                                                   -----------
                                                                       135,085
             SEMICONDUCTOR &
               SEMICONDUCTOR EQUIPMENT - 1.38%
     4,000   Altera Corporation*<F15>                                   77,240
       700   Freescale Semiconductor Inc.*<F15>                         17,675
     6,800   Linear Technology Corporation                             253,028
     5,900   Marvell Technology Group Ltd.*<F15>                       403,678
     1,500   Maxim Integrated Products, Inc.*<F15>                      61,560
       600   Microsemi Corporation*<F15>                                18,264
     1,700   Novellus Systems, Inc.*<F15>                               48,195
     2,500   NVIDIA Corporation*<F15>                                  112,400
       800   OmniVision Technologies, Inc.*<F15>                        20,184
     1,400   Texas Instruments Incorporated                             40,922
                                                                   -----------
                                                                     1,053,146
             SOFTWARE - 0.34%
     2,100   Autodesk, Inc.                                             85,239
       500   Fair Isaac Corporation                                     22,160
       200   Quality Systems, Inc.                                      17,700
     4,600   Red Hat, Inc.*<F15>                                       133,170
                                                                   -----------
                                                                       258,269
             SPECIALTY RETAIL - 0.95%
     1,200   Borders Group, Inc.                                        29,544
     3,600   Chico's FAS, Inc.*<F15>                                   156,816
       500   The Children's Place
               Retail Stores, Inc.*<F15>                                21,895
    13,300   The Gap, Inc.                                             240,597
     1,100   Guesso, Inc.*<F15>                                         46,673
       700   Hibbett Sporting Goods, Inc.*<F15>                         21,455
       700   Select Comfort Corporation*<F15>                           19,320
     1,300   Staples, Inc.                                              30,823
     5,500   The TJX Companies, Inc.                                   140,415
       800   Zale Corporation*<F15>                                     19,608
                                                                   -----------
                                                                       727,146
             TEXTILES, APPAREL & LUXURY GOODS - 0.14%
       600   Carter's, Inc.*<F15>                                       40,794
     1,100   Coach, Inc.*<F15>                                          39,545
       600   Columbia Sportswear Company*<F15>                          30,990
                                                                   -----------
                                                                       111,329
             THRIFTS & MORTGAGE FINANCE - 1.26%
     1,350   Astoria Financial Corporation                              38,880
       800   Downey Financial Corp.                                     52,384
       800   FirstFed Financial Corp.*<F15>                             50,160
     4,700   Golden West
               Financial Corporation                                   331,914
     3,100   MGIC Investment Corporation                               204,631
     2,900   The PMI Group, Inc.                                       125,367
     2,800   Radian Group Inc.                                         160,244
                                                                   -----------
                                                                       963,580
             TRADING COMPANIES & DISTRIBUTORS - 0.27%
     3,600   Fastenal Company                                          137,340
     1,000   MSC Industrial Direct
               Co., Inc. - Class A                                      44,930
       400   Watsco, Inc.                                               28,296
                                                                   -----------
                                                                       210,566
             WIRELESS TELECOMMUNICATION SERVICES - 0.03%
       900   Syniverse Holdings Inc.*<F15>                              21,609
                                                                   -----------
             TOTAL COMMON STOCKS
               (COST $37,031,180)                                   45,257,962
                                                                   -----------
PRINCIPAL
  AMOUNT
---------
             CORPORATE NOTES & BONDS - 4.15%
             The Bear Stearns Companies Inc.
               Medium-Term Floating Rate Notes
 $ 250,000   4.747%, 06/19/2006                                        250,283
             Boeing Capital Corporation
               Senior Notes
   125,000   5.650%, 05/15/2006                                        125,432
             CIT Group, Inc.
   200,000   2.875%, 09/29/2006                                        197,459
             Ford Motor Credit Co. Notes
   200,000   6.875%, 02/01/2006                                        200,000
             General Motors Acceptance
               Corporation Notes
   300,000   6.125%, 02/01/2007                                        294,851
             GTE North, Inc. Notes
   400,000   6.900%, 11/01/2008                                        412,377
             Household Finance
               Corporation Notes
   300,000   7.200%, 07/15/2006                                        303,007
             Masco Corporation Notes
   100,000   6.750%, 03/15/2006                                        100,202
             Merrill Lynch & Co Inc.
               Floating Rate Notes
   400,000   5.197%, 01/31/2008                                        399,459
             Safeway, Inc. Notes
   250,000   4.800%, 07/16/2007                                        248,693
             SLM Corporation Notes
   300,000   3.950%, 08/15/2008                                        291,704
             TCI Communications, Inc.
               Senior Notes
   250,000   6.875%, 02/15/2006                                        250,126
             Washington Mutual, Inc. Notes
   100,000   7.500%, 08/15/2006                                        101,406
                                                                   -----------
             TOTAL CORPORATE
               NOTES & BONDS
               (COST $3,221,092)                                     3,174,999
  SHARES
  ------
             EXCHANGE TRADED FUNDS - 4.42%

             EXCHANGE TRADED FUNDS - 4.42%
    53,750   iShares MSCI EAFE Index Fund(1)<F16>                    3,378,725
                                                                   -----------
             TOTAL EXCHANGE TRADED
               FUNDS (COST $1,798,467)                               3,378,725
PRINCIPAL
  AMOUNT
---------
             NON-AGENCY MORTGAGE &
               ASSET BACKED SECURITIES - 12.16%
             American Home Mortgage
               Investment Trust
$1,000,000   Series 2004-3,
               5.010%, 10/25/2034                                      984,311
             Banc of America Commercial
               Mortgage Inc.
   558,210   Series 2000-2, 7.020%, 09/15/2032                         577,935
             Bank of America Funding
               Corporation Mortgage
               Pass-Through Certificates
    96,497   Series 2003-1, Class A1,
               6.000%, 05/20/2033                                       94,595
             Bear Stearns Asset Backed
               Securities, Inc.
   518,425   Series 2005-AC6, Class 21PO,
               Principal Only, 09/25/2020                              409,797
             Bear Stearns Mortgage Securities,
               Inc. Mortgage Variable Rate
               Pass-Thru Certificates
     7,081   Series 1997-6, Class 1-A,
               6.729%, 03/25/2031                                        7,117
             Chase Mortgage Finance Trust
               Mortgage Pass-Through Certificates
   372,726   Series 2003-S1,
               5.250%, 02/25/2018                                      371,971
             Citicorp Mortgage Securities Inc.
               Pass-Through Certificates
 1,000,000   Series 2003-11, Class 1A4,
               5.250%, 12/25/2033                                      979,067
             Community Program Loan
               Trust Asset-Backed Certificates
   793,047   Series 1987-A, Class A4,
               4.500%, 10/01/2018                                      780,353
             CS First Boston Mortgage
               Securities Corporation Mortgage
               Backed Pass-Through Certificates:
    65,905   Series 2002-HE4, Class AF,
               5.510%, 08/25/2032                                       65,973
   637,047   Series 2002-34, Class DB,
               6.990%, 12/25/2032 (a)<F17>
               (Acquired 03/17/2005;
               Cost $497,139)                                          495,399
   553,630   Series 2003-17, Class DB4,
               5.382%, 06/25/2033                                      418,220
             Indymac Home Equity Loan
               Asset-Backed Floating Step Rate
               Trust Certificates
   278,987   Series 2004-C, Class 1A1,
               4.840%, 03/25/2035                                      279,419
             Master Asset Securitization Trust
               Collateralized Mortgage Obligation
   745,083   Series 2003-6, Class 9A1,
               4.250%, 07/25/2033                                      717,983
             MMCA Automobile Trust
               Asset-Backed Certificates
   452,714   Series 2002-2, Class C,
               5.550%, 03/15/2010                                      446,848
             Peoples Choice Home Loan
               Securities Trust Pass-Through
               Certificates
   500,000   Series 2004-1, Class B1,
               5.000%, 06/25/2034                                      473,530
             Vendee Mortgage Trust
               Pass-Through Certificates
   515,602   Series 1994-3A, Class 1ZB,
               6.500%, 09/15/2024                                      531,036
             WAMU Floating Rate Mortgage
               Pass-Through Certificates
 1,000,000   Series 2003-AR9, Class 1A6,
               4.052%, 09/25/2033                                      976,499
             Wells Fargo Mortgage Backed
               Securities Trust Pass-Through
               Certificates
   700,347   Series 2004-8, Class A6,
               5.000%, 08/25/2019                                      685,131
                                                                   -----------
             TOTAL NON-AGENCY
               MORTGAGE & ASSET
               BACKED SECURITIES
               (COST $9,295,749)                                     9,295,184

             UNITED STATES GOVERNMENT
               & AGENCY ISSUES - 16.94%
             FHLMC Bond
 1,000,000     3.500%, 09/08/2006                                      992,847
             FHLMC Guaranteed Real Estate
               Mortgage Investment Conduit
               Inverse Variable Rate
               Pass-Thru Certificates
   275,378   Series 2648, Class TS,
               10.833%, 07/15/2033                                     276,816
             FHLMC Guaranteed Real Estate
               Mortgage Investment Conduit
               Pass-Thru Certificates:
   125,445   Series 2366, Class VG,
               6.000%, 06/15/2011                                      126,582
   280,421   Series 2676, Class JA,
               4.000%, 08/15/2013                                      278,808
    54,173   Series 1595, Class D,
               7.000%, 10/15/2013                                       55,210
   150,000   Series 2672, Class NB,
               4.000%, 05/15/2016                                      139,974
   168,455   Series 2636, Class Z,
               4.500%, 06/15/2018                                      158,058
   500,000   Series 2663, Class LN,
               4.500%, 01/15/2022                                      496,566
    21,898   Series 1311, Class K,
               7.000%, 07/15/2022                                       21,867
    42,848   Series 1384, Class D,
               7.000%, 09/15/2022                                       42,841
   125,000   Series 2626, Class NA,
               5.000%, 06/15/2023                                      124,628
   157,309   Series 1568, Class D,
               6.750%, 08/15/2023                                      156,918
   750,000   Series 1686, Class PJ,
               5.000%, 02/15/2024                                      744,357
   639,682   Series 2410, Class OE,
               6.375%, 02/15/2032                                      653,879
   645,029   Series 2647, Class A,
               3.250%, 04/15/2032                                      601,878
    75,000   Series 2497, Class JH,
               6.000%, 09/15/2032                                       76,110
             FHLMC Participation Certificates:
   276,750   Pool #E0-1538,
               5.000%, 12/01/2018                                      273,974
   185,688   Pool #42-0173,
               5.750%, 04/01/2030                                      187,516
             FNMA Guaranteed Mortgage
               Pass-Thru Certificates:
    34,359   Pool #408761, 7.000%, 12/01/2012                           35,475
    13,867   Pool #512255, 7.500%, 09/01/2014                           14,558
    87,215   Pool #609554, 7.500%, 10/01/2016                           91,563
   437,181   Pool #754886, 4.500%, 09/01/2018                          430,764
             FNMA Guaranteed Real Estate
               Mortgage Investment Conduit
               Inverse Variable Rate
               Pass-Thru Certificates
   105,271   Series 1993-113, Class SB,
               9.749%, 07/25/2023                                      106,719
             FNMA Guaranteed Real Estate
               Mortgage Investment Conduit
               Pass-Thru Certificates:
    27,617   Series 2001-37, Class GA,
               8.000%, 07/25/2016                                       28,024
   150,000   Series 2003-32, Class KC,
               5.000%, 05/25/2018                                      146,133
   494,689   Series 2002-1, Class HC,
               6.500%, 02/25/2022                                      509,631
   122,850   Series 2003-79, Class NM,
               4.000%, 05/25/2022                                      117,970
   215,240   Series G92-44, Class ZQ,
               8.000%, 07/25/2022                                      228,108
    84,365   Series 1992-188, Class PZ,
               7.500%, 10/25/2022                                       90,148
   344,849   Series 2003-66, Class MB,
               3.500%, 05/25/2023                                      322,475
   840,000   Series 1997-81, Class PD,
               6.350%, 12/18/2027                                      862,113
    75,243   Series 2001-61, Class TD,
               6.000%, 07/25/2030                                       75,105
   203,129   Series 2002-22, Class G,
               6.500%, 04/25/2032                                      208,595
   361,542   Series 2003-28, Class GA,
               4.000%, 10/25/2032                                      344,962
   468,976   Series 2003-49, Class JE,
               3.000%, 04/25/2033                                      427,619
    25,924   Series 2003-35, Class UC,
               3.750%, 05/25/2033                                       24,525
 1,033,722   Series 2003-42, Class CA,
               4.000%, 05/25/2033                                      995,583
             FNMA Notes
 2,000,000     5.250%, 01/15/2009                                    2,027,452
             GNMA Guaranteed Real Estate
               Mortgage Investment Conduit
               Pass-Thru Certificates
   322,474   Series 1996-10, Class PD,
               7.500%, 06/20/2026                                      337,250
    31,484   Series 1999-29, Class PB,
               7.250%, 07/16/2028                                       32,146
    76,857   Series 2002-17, Class B,
               6.000%, 03/20/2032                                       78,153
                                                                   -----------
             TOTAL UNITED STATES
               GOVERNMENT & AGENCY
               ISSUES (COST $13,051,228)                            12,943,900

  SHARES
  ------
             SHORT TERM INVESTMENTS - 2.78%

             MONEY MARKET MUTUAL FUNDS - 0.11%
    86,637   SEI Daily Income Trust
               Government Fund - Class B                                86,637
PRINCIPAL
  AMOUNT
---------
             UNITED STATES GOVERNMENT
               & AGENCY ISSUES - 2.67%
$2,040,000   FHLB Discount Note,
               4.192%, 02/01/2006                                    2,040,000
                                                                   -----------
             TOTAL SHORT TERM
               INVESTMENTS
               (COST $2,126,637)                                     2,126,637
                                                                   -----------
             TOTAL INVESTMENTS
               (COST $66,524,353) - 99.66%                          76,177,407
             OTHER ASSETS IN EXCESS
               OF LIABILITIES - 0.34%                                  257,027
                                                                   -----------
             TOTAL NET
               ASSETS - 100.00%                                    $76,434,434
                                                                   -----------
                                                                   -----------

  *<F15>  Non Income Producing
(1)<F16>  Underlying securities are stocks of foreign companies
(a)<F17>  Restricted Security

                       See notes to financial statements.

MDT FUNDS--SHORT-TERM BOND FUND
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

The Fund returned 1.36% for the six-month period ended January 31, 2006, which was in line with the 1.25% result for the Lipper Short Investment Grade Debt Funds Index and the 1.51% performance of the Citigroup 1-year Treasury Index. This was an eventful period for the bond market, highlighted by another five Federal Reserve short-term rate hikes which raised the benchmark Federal Funds Rate to 4.50%. A flat yield curve, which features longer-term yields that are in line with short-term rates, has resulted as market participants begin to anticipate an end to the Fed's rate hiking campaign.

An emphasis on mortgage-backed securities and a conservative interest rate risk position paid off during the period. The Fed has been very deliberate and clear in expressing its intentions, which has resulted in declining interest rate volatility in the longer part of the market even as short-term rates have increased. This benefited the Fund's mortgage-backed investments, which perform well in such an environment. The increase in short-term rates helped performance overall as maturing instruments were reinvested at higher rates. Credit sensitive instruments performed well, although the allocation to such securities was minimal as available yields remain unattractive relative to risk-free government-issued investments.

The atypical shape of the curve presents a challenge for fixed income market participants. At the short end of the curve where this strategy is focused, the environment is somewhat less disrupted and the increased level of short-term rates over the historically low levels of the past few years provides an opportunity for better returns. We will continue to emphasize AAA-rated mortgage-and asset-backed securities so long as instruments bearing credit risk offer returns that in our view are inadequate for the inherent risk. We will tactfully adjust the Fund's overall exposure to interest rates to best take advantage of the current shape of the yield curve.

Investments in debt securities typically decrease in value when interest rates rise. The risk is usually greater for longer-term debt securities.

SECURITY TYPE BREAKDOWN (as % of investments)

Corporate Notes & Bonds                                 9.2%
U.S. Government Securities                             34.6%
Non-Agency Mortgage & Asset Backed Securities          50.6%
Short-Term Investments                                  5.6%

MDT FUNDS--SHORT-TERM BOND FUND

                                                                Lipper Short
                  MDT Short-Term       Citigroup 1-Year       Investment Grade
     Date           Bond Fund           Treasury Index        Debt Funds Index
     ----           ---------           --------------        ----------------
   10/1/2002         $10,000                $10,000               $10,000
   1/31/2003         $10,017                $10,072               $10,126
   7/31/2003         $10,082                $10,145               $10,233
   1/31/2004         $10,160                $10,223               $10,411
   7/31/2004         $10,168                $10,245               $10,430
   1/31/2005         $10,280                $10,295               $10,546
   7/31/2005         $10,389                $10,394               $10,625
   1/31/2006         $10,551                $10,531               $10,758

This hypothetical chart assumes an initial gross investment of $10,000 made on 10/1/02 (commencement of operations). Returns include the reinvestment of all dividends.

TOTAL RETURN FOR THE PERIODS ENDED JANUARY 31, 2006

                                                                  ANNUALIZED
                                          SIX        ONE       SINCE INCEPTION
                                        MONTHS       YEAR     (OCTOBER 1, 2002)
                                        ------       ----     -----------------
MDT Short-Term Bond Fund                 1.36%      2.44%           1.57%
Citigroup 1-Year Treasury Index          1.51%      2.49%           1.62%
Lipper Short Investment
  Grade Debt Funds Index                 1.25%      2.01%           2.21%

Performance data quoted represents past performance and is no guarantee of future results. The principal value and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 1-866-784-6867.

Investment performance reflects contractual fee waivers in effect. In the absence of such waivers, total return would be reduced. The Advisor can recapture expenses or fees it has waived within a three year period. Please refer to the prospectus for details. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

The Citigroup 1-Year Treasury Benchmark Index ("Citigroup 1-Year Treasury Index") is an unmanaged index generally representative of the average yield on one-year Treasury bills.

The Lipper Short Investment Grade Debt Funds Index is the average of the 30 largest funds in the Lipper Short Investment Grade Debt Funds category. These Funds, by portfolio practice, invests at least 65% of its assets in investment grade debt issues (rated in top four grades) with dollar-weighted average maturities of less than three years.

One cannot invest directly in an index.

MDT FUNDS--SHORT-TERM BOND FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)

PRINCIPAL
  AMOUNT                                                              VALUE
---------                                                             -----
               CORPORATE NOTES & BONDS - 9.15%
               The Bear Stearns Companies Inc.
                 Medium-Term Floating Rate Notes
$  500,000     4.747%, 06/19/2006                                  $   500,566
               Boeing Capital Corporation
                 Senior Notes
   174,000     5.650%, 05/15/2006                                      174,602
               CIT Group, Inc.
   300,000     2.875%, 09/29/2006                                      296,189
               General Motors Acceptance
                 Corporation Notes
   300,000     6.125%, 02/01/2007                                      294,852
               Masco Corporation Notes
   300,000     6.750%, 03/15/2006                                      300,607
               Merrill Lynch & Co Inc.
                 Floating Rate Notes
   375,000     5.197%, 01/31/2008                                      374,493
               Morgan Stanley
                 Floating Rate Notes
   400,000     4.800%, 03/27/2006                                      400,106
               SLM Corporation Notes
   290,000     3.950%, 08/15/2008                                      281,980
               TCI Communications, Inc.
                 Senior Notes
   250,000     6.875%, 02/15/2006                                      250,126
               Washington Mutual, Inc. Notes
   400,000     7.500%, 08/15/2006                                      405,622
                                                                   -----------
               TOTAL CORPORATE
                 NOTES & BONDS
                 (COST $3,306,669)                                   3,279,143

               NON-AGENCY MORTGAGE
                 & ASSET BACKED
                 SECURITIES - 34.44%
               American Home Mortgage
                 Investment Trust
 1,500,000     Series 2004-3,
                 5.010%, 10/25/2034                                  1,476,466
               Americredit Automobile
                 Receivables Trust
   390,692     Series 2002-C, Class A4,
                 3.550%, 02/06/2009                                    387,532
               Banc of America Mortgage
                 Securities, Inc. Variable Rate
                 Pass-Through Certificates
   308,543     Series 2003-B, Class 2A2,
                 4.413%, 03/25/2033                                    304,619
               Capital One Auto Finance Trust
                 Asset-Backed Certificates
 1,000,000     Series 2003-A, Class A4A,
                 2.470%, 01/15/2010                                    983,007
               Citicorp Mortgage Securities Inc.
                 Pass-Through Certificates
   836,724     Series 2004-5,
                 5.250%, 08/25/2034                                    828,157
               Community Program Loan Trust
                 Asset-Backed Certificates
   793,047     Series 1987-A, Class A4,
                 4.500%, 10/01/2018                                    780,353
               Countrywide Alternative
                 Loan Trust Mortgage
                 Pass-Through Certificates
   480,223     Series 2003-J3, Class 2A1,
                 6.250%, 12/25/2033                                    480,653
               CS First Boston Mortgage
                 Securities Corporation Mortgage
                 Backed Pass-Through Certificates:
    78,954     Series 2002-26, Class 3A5,
                 6.260%, 10/25/2032                                     83,134
   455,034     Series 2002-34, Class DB,
                 6.990%, 12/25/2032 (a)<F18>
                 (Acquired 03/17/2005;
                 Cost $355,099)                                        353,856
   473,620     Series 2003-17,
                 5.382%, 06/25/2033                                    357,779
   200,000     Series 2003-11, Class 1A35,
                 5.500%, 06/25/2033                                    197,065
               DaimlerChrysler Auto Trust
                 Asset-Backed Certificates
 1,000,000     Series 2004-C, Class A4,
                 3.280%, 12/08/2009                                    971,596
               Indymac Home Equity Loan
                 Asset-Backed Floating Step
                 Rate Trust Certificates
   278,987     Series 2004-C, Class 1A1,
                 4.840%, 03/25/2035                                    279,419
               Master Asset Securitization Trust
                 Collateralized Mortgage Obligation
   745,083     Series 2003-6, Class 9A1,
                 4.250%, 07/25/2033                                    717,983
               MMCA Automobile Trust
                 Asset-Backed Certificates
   422,533     Series 2002-2, Class C,
                 5.550%, 03/15/2010                                    417,058
               Onyx Acceptance Owner Trust
                 Asset-Backed Notes
   422,410     Series 2002-C, Class A4,
                 4.070%, 04/15/2009                                    422,278
               Peoples Choice Home Loan
                 Securities Trust
                 Pass-Through Certificates
   500,000     Series 2004-1, Class B1,
                 5.000%, 06/25/2034                                    473,530
               Residential Funding Mortgage
                 Securities I, Inc. Mortgage
                 Pass-Through Certificates
    86,061     Series 2003-S7, Class A20,
                 4.000%, 05/25/2033                                     83,627
               Ryland Acceptance Corporation
                 Four Mortgage Pass-Through
                 Certificates
   677,535     Series 40, 8.950%, 06/01/2017                           689,016
               Vendee Mortgage Trust
                 Pass-Through Certificates
 1,031,204     Series 1994-3A, Class 1ZB,
                 6.500%, 09/15/2024                                  1,062,073
               WFS Financial Owner Trust Auto
                 Receivable Backed Notes
 1,000,000     Series 2003-2, Class A4,
                 2.410%, 12/20/2010                                    986,327
                                                                   -----------
               TOTAL NON-AGENCY
                 MORTGAGE & ASSET
                 BACKED SECURITIES
                 (COST $12,418,322)                                 12,335,528

               UNITED STATES GOVERNMENT
                 & AGENCY ISSUES - 50.34%
 1,000,000     FHLB Bond
                 3.000%, 05/15/2006                                    995,341
               FHLMC Guaranteed Real Estate
                 Mortgage Investment Conduit
                 Inverse Variable Rate
                 Pass-Thru Certificates
   172,318     Series 2648, Class TS,
                 10.833%, 07/15/2033                                   173,217
               FHLMC Guaranteed Real Estate
                 Mortgage Investment Conduit
                 Pass-Thru Certificates:
    98,559     Series 1211, Class L,
                 7.000%, 03/15/2007                                     98,438
   109,079     Series 1624, Class KZ,
                 6.000%, 12/15/2008                                    109,894
   560,842     Series 2676, Class JA,
                 4.000%, 08/15/2013                                    557,617
   148,309     Series 1596, Class D,
                 6.500%, 10/15/2013                                    151,673
   276,282     Series 1595, Class D,
                 7.000%, 10/15/2013                                    281,572
   200,000     Series 2695, Class DB,
                 4.000%, 09/15/2015                                    194,988
   343,237     Series 2345, Class PQ,
                 6.500%, 08/15/2016                                    353,325
   544,306     Series 2632, Class A,
                 4.000%, 01/15/2018                                    523,419
    14,863     Series 141, Class D,
                 5.000%, 05/15/2021                                     14,834
     4,932     Series 1096, Class E,
                 7.000%, 06/15/2021                                      4,925
 1,000,000     Series 2663, Class LN,
                 4.500%, 01/15/2022                                    993,133
   200,000     Series 1686, Class PJ,
                 5.000%, 02/15/2024                                    198,495
   439,745     Series 2756, Class NA,
                 5.000%, 02/15/2024                                    431,774
   262,103     Series 2091, Class PG,
                 6.000%, 11/15/2028                                    266,617
   646,897     Series 2694, Class BA,
                 4.000%, 06/15/2031                                    628,948
   645,029     Series 2647, Class A,
                 3.250%, 04/15/2032                                    601,878
               FHLMC Participation Certificates:
   174,142     Pool #M9-0767,
                 4.500%, 11/01/2007                                    173,211
   173,541     Pool #M9-0766,
                 5.000%, 11/01/2007                                    173,725
    39,468     Pool #A0-1379,
                 8.500%, 10/01/2010                                     40,698
    56,708     Pool #E6-5440,
                 7.500%, 11/01/2010                                     57,796
   305,893     Pool #E9-9748,
                 8.000%, 11/01/2015                                    319,316
    62,957     Pool #G3-0067,
                 7.500%, 03/01/2017                                     66,371
   415,126     Pool #E0-1538,
                 5.000%, 12/01/2018                                    410,961
   137,935     Pool #A0-1858,
                 8.500%, 07/01/2021                                    151,767
   106,148     Pool #C9-0493,
                 6.500%, 11/01/2021                                    109,511
   278,532     Pool #42-0173,
                 5.750%, 04/01/2030                                    281,274
               FHLMC Variable Rate
                 Participation Certificates:
    50,391     Pool #39-0260,
                 4.296%, 10/01/2030                                     50,352
    23,412     Pool #42-0196,
                 5.312%, 11/01/2030                                     23,534
               FNMA Guaranteed Mortgage
                 Pass-Thru Certificates:
   626,741     Pool #254863,
                 4.000%, 08/01/2013                                    604,048
    94,822     Pool #313806,
                 7.500%, 02/01/2014                                     96,139
    44,140     Pool #512255,
                 7.500%, 09/01/2014                                     46,340
   200,265     Pool #609554,
                 7.500%, 10/01/2016                                    210,250
               FNMA Guaranteed Real Estate
                 Mortgage Investment Conduit
                 Inverse Variable Rate
                 Pass-Thru Certificates:
    16,458     Series 1993-179, Class FO,
                 4.690%, 10/25/2023                                     16,533
               FNMA Guaranteed Real Estate
                 Mortgage Investment Conduit
                 Pass-Thru Certificates:
   455,220     Series 1993-068, Class PL,
                 7.000%, 05/25/2008                                    460,764
    85,000     Series 1993-135, Class PJ,
                 6.500%, 07/25/2008                                     86,714
   172,369     Series 1994-007, Class PG,
                 6.500%, 01/25/2009                                    174,281
    98,579     Series 1993-204, Class VE,
                 6.100%, 02/25/2009                                     99,755
   250,000     Series 1993-049, Class H,
                 7.000%, 04/25/2013                                    259,034
   200,000     Series 2002-43, Class B,
                 6.000%, 07/25/2017                                    204,793
   474,653     Series 1990-28, Class X,
                 9.000%, 03/25/2020                                    514,429
   266,713     Series G-41, Class PT,
                 7.500%, 10/25/2021                                    275,005
    10,716     Series 1991-141, Class PZ,
                 8.000%, 10/25/2021                                     11,509
   555,990     Series G92-44, Class ZQ,
                 8.000%, 07/25/2022                                    589,232
   254,256     Series 1992-162, Class D,
                 7.000%, 09/25/2022                                    264,378
    81,529     Series 1993-025, Class J,
                 7.500%, 03/25/2023                                     85,340
   249,348     Series 1993-113, Class SB,
                 9.749%, 07/25/2023                                    252,776
 1,500,000     Series 1997-81, Class PD,
                 6.350%, 12/18/2027                                  1,539,487
   517,700     Series 2003-47, Class FP,
                 4.880%, 09/25/2032                                    519,500
   468,976     Series 2003-49, Class JE,
                 3.000%, 04/25/2033                                    427,619
   259,245     Series 2003-35, Class UC,
                 3.750%, 05/25/2033                                    245,248
               FNMA Guaranteed Real Estate
                 Mortgage Investment Conduit
                 Variable Rate Pass-Thru Certificates
 1,033,722     Series 2003-42, Class CA,
                 4.000%, 05/25/2033                                    995,583
 1,000,000     Series 2003-W12, Class LN,
                 4.500%, 06/25/2043                                    992,732
               FNMA Guaranteed Variable Rate
                 Mortgage Pass-Thru Certificates
   201,733     Pool #316302, 6.825%, 11/01/2018                        212,491
               GNMA Guaranteed
                 Pass-Thru Certificates
     9,105     Pool #365841, 7.000%, 09/15/2008                          9,302
     9,100     Pool #413575, 7.000%, 12/15/2010                          9,403
               GNMA Guaranteed Real Estate
                 Mortgage Investment Conduit
                 Pass-Thru Certificates
   386,142     Series 2000-9, Class PB,
                 7.500%, 06/16/2026                                    389,835
                                                                   -----------
               TOTAL UNITED STATES
                 GOVERNMENT & AGENCY
                 ISSUES (COST $18,211,870)                          18,031,124

  SHARES
  ------
               SHORT TERM INVESTMENTS - 5.60%

               MONEY MARKET MUTUAL FUNDS - 0.24%
    87,512     SEI Daily Income Trust
                 Government Fund - Class B                              87,512

PRINCIPAL
  AMOUNT
---------
               UNITED STATES GOVERNMENT
                 & AGENCY ISSUES - 5.36%
               FHLB Discount Notes:
$1,000,000       4.313%, 04/11/2006                                    991,643
   928,000       4.192%, 02/01/2006                                    928,000
                                                                   -----------
               TOTAL UNITED STATES
                 GOVERNMENT & AGENCY
                 ISSUES                                              1,919,643
                                                                   -----------
               TOTAL SHORT TERM
                 INVESTMENTS
                 (COST $2,007,155)                                   2,007,155
                                                                   -----------
               TOTAL INVESTMENTS
                 (COST $35,944,016) - 99.53%                        35,652,950
               OTHER ASSETS IN EXCESS
                 OF LIABILITIES - 0.47%                                167,911
                                                                   -----------
               TOTAL NET
                 ASSETS - 100.00%                                  $35,820,861
                                                                   -----------
                                                                   -----------

(a)<F18>  Restricted Security

                       See notes to financial statements.

MDT FUNDS
FUND EXPENSE EXAMPLES

As a mutual fund shareholder, you incur two types of costs: (1) transaction costs such as initial sales charges (loads) on purchase payments and contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees, distribution and service (12b-1) fees and other fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the most recent six-month period (or since the inception of the Class) and held for the entire period (August 1, 2005-January 31, 2006).

The table on the following pages illustrates the Funds' costs in two ways:

BASED ON ACTUAL FUND RETURN. This section provides information about actual values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

BASED ON HYPOTHETICAL 5% RETURN. This section provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

                                           ACCOUNT VALUE       ACCOUNT VALUE           EXPENSES PAID
                                             BEGINNING             ENDING           DURING PERIOD*<F19>        ANNUALIZED
                                               8/1/05             1/31/06             8/1/05-1/31/06          EXPENSE RATIO
                                           -------------       -------------        -------------------       -------------
BASED ON ACTUAL FUND RETURNS
----------------------------
ALL CAP CORE FUND
   Institutional Class                       $1,000.00           $1,076.20                $ 6.54                  1.25%
   Class A                                    1,000.00            1,074.30                  7.84                  1.50%
BALANCED GROWTH FUND
   Institutional Class                        1,000.00            1,061.90                  6.50                  1.25%
SHORT-TERM BOND FUND
   Institutional Class                        1,000.00            1,013.60                  4.82                  0.95%

*<F19> Expenses are equal to the Funds' annualized expense ratio by class multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the most recent 12-month period
          (365).

                                           ACCOUNT VALUE       ACCOUNT VALUE           EXPENSES PAID
                                             BEGINNING             ENDING          DURING PERIOD**<F20>        ANNUALIZED
                                              9/15/05             1/31/06             9/15/05-1/31/06         EXPENSE RATIO
                                           -------------       -------------       --------------------       -------------
ALL CAP CORE FUND
   Class C                                   $1,000.00           $1,072.70                $ 8.82                  2.25%
TAX AWARE/ALL CAP CORE FUND
   Institutional Class                        1,000.00            1,074.00                  7.06                  1.80%
   Class A                                    1,000.00            1,073.00                  8.03                  2.05%
   Class C                                    1,000.00            1,070.00                 10.96                  2.80%
LARGE CAP GROWTH FUND
   Institutional Class                        1,000.00            1,072.00                  7.05                  1.80%
   Class A                                    1,000.00            1,071.00                  8.03                  2.05%
   Class C                                    1,000.00            1,068.00                 10.95                  2.80%
MID CAP GROWTH FUND
   Institutional Class                        1,000.00            1,126.00                  7.23                  1.80%
   Class A                                    1,000.00            1,125.00                  8.24                  2.05%
   Class C                                    1,000.00            1,122.00                 11.23                  2.80%
SMALL CAP CORE FUND
   Institutional Class                        1,000.00            1,175.00                  7.40                  1.80%
   Class A                                    1,000.00            1,173.00                  8.42                  2.05%
   Class C                                    1,000.00            1,171.00                 11.49                  2.80%
SMALL CAP GROWTH FUND
   Institutional Class                        1,000.00            1,162.00                  7.36                  1.80%
   Class A                                    1,000.00            1,161.00                  8.37                  2.05%
   Class C                                    1,000.00            1,157.00                 11.42                  2.80%
SMALL CAP VALUE FUND
   Institutional Class                        1,000.00            1,138.00                  7.28                  1.80%
   Class A                                    1,000.00            1,136.00                  8.28                  2.05%
   Class C                                    1,000.00            1,133.00                 11.29                  2.80%
BALANCED GROWTH FUND
   Class A                                    1,000.00            1,055.60                  5.83                  1.50%
   Class C                                    1,000.00            1,052.30                  8.73                  2.25%
SHORT-TERM BOND FUND
   Class A                                    1,000.00            1,004.70                  4.55                  1.20%
   Class C                                    1,000.00            1,009.07                  7.36                  1.95%

**<F20> Expenses are equal to the Funds' annualized expense ratio by class multiplied by the average account value over the period, multiplied by the number of days since inception (138), then divided by the number of days in the most recent 12-month period (365).

                                           ACCOUNT VALUE       ACCOUNT VALUE           EXPENSES PAID
                                             BEGINNING             ENDING           DURING PERIOD*<F21>        ANNUALIZED
                                               8/1/05             1/31/06             8/1/05-1/31/06          EXPENSE RATIO
                                           -------------       -------------        -------------------       -------------
BASED ON HYPOTHETICAL 5% YEARLY RETURNS
---------------------------------------
ALL CAP CORE FUND
   Institutional Class                       $1,000.00           $1,018.90                $ 6.36                  1.25%
   Class A                                    1,000.00            1,017.64                  7.63                  1.50%
BALANCED GROWTH FUND
   Institutional Class                        1,000.00            1,018.90                  6.36                  1.25%
SHORT-TERM BOND FUND
   Institutional Class                        1,000.00            1,020.42                  4.84                  0.95%

*<F21> Expenses are equal to the Funds' annualized expense ratio by class multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the most recent 12-month period
          (365).

                                           ACCOUNT VALUE       ACCOUNT VALUE           EXPENSES PAID
                                             BEGINNING             ENDING          DURING PERIOD**<F22>        ANNUALIZED
                                              9/15/05             1/31/06             9/15/05-1/31/06         EXPENSE RATIO
                                           -------------       -------------       --------------------       -------------
ALL CAP CORE FUND
   Class C                                   $1,000.00           $1,007.56                $ 8.54                  2.25%
TAX AWARE/ALL CAP CORE FUND
   Institutional Class                        1,000.00            1,009.83                  6.84                  1.80%
   Class A                                    1,000.00            1,008.57                  7.78                  2.05%
   Class C                                    1,000.00            1,004.79                 10.61                  2.80%
LARGE CAP GROWTH FUND
   Institutional Class                        1,000.00            1,009.83                  6.84                  1.80%
   Class A                                    1,000.00            1,008.57                  7.78                  2.05%
   Class C                                    1,000.00            1,004.79                 10.61                  2.80%
MID CAP GROWTH FUND
   Institutional Class                        1,000.00            1,009.83                  6.84                  1.80%
   Class A                                    1,000.00            1,008.57                  7.78                  2.05%
   Class C                                    1,000.00            1,004.79                 10.61                  2.80%
SMALL CAP CORE FUND
   Institutional Class                        1,000.00            1,009.83                  6.84                  1.80%
   Class A                                    1,000.00            1,008.57                  7.78                  2.05%
   Class C                                    1,000.00            1,004.79                 10.61                  2.80%
SMALL CAP GROWTH FUND
   Institutional Class                        1,000.00            1,009.83                  6.84                  1.80%
   Class A                                    1,000.00            1,008.57                  7.78                  2.05%
   Class C                                    1,000.00            1,004.79                 10.61                  2.80%
SMALL CAP VALUE FUND
   Institutional Class                        1,000.00            1,009.83                  6.84                  1.80%
   Class A                                    1,000.00            1,008.57                  7.78                  2.05%
   Class C                                    1,000.00            1,004.79                 10.61                  2.80%
BALANCED GROWTH FUND
   Class A                                    1,000.00            1,011.34                  5.70                  1.50%
   Class C                                    1,000.00            1,007.56                  8.54                  2.25%
SHORT-TERM BOND FUND
   Class A                                    1,000.00            1,012.85                  4.57                  1.20%
   Class C                                    1,000.00            1,009.07                  7.41                  1.95%

**<F22> Expenses are equal to the Funds' annualized expense ratio by class multiplied by the average account value over the period, multiplied by the number of days since inception (138), then divided by the number of days in the most recent 12-month period (365).

MDT FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
JANUARY 31, 2006 (UNAUDITED)

                                                                                                       TAX AWARE/       LARGE CAP
                                                                                     ALL CAP CORE     ALL CAP CORE        GROWTH
                                                                                         FUND             FUND             FUND
                                                                                    -------------     ------------      ---------
ASSETS
   Investments in securities at market value*<F23>                                   $104,221,277      $1,428,699       $432,217
   Receivable for investments sold                                                      3,759,531          39,999         22,450
   Receivable for capital shares issued                                                 2,327,248          73,142             --
   Dividends and interest receivable                                                       49,015             805            305
   Receivable from Advisor                                                                     --           2,020             --
   Other assets                                                                            70,537          25,667         31,621
                                                                                     ------------      ----------       --------
       Total assets                                                                   110,427,608       1,570,332        486,593
                                                                                     ------------      ----------       --------
LIABILITIES
   Payable to Adviser                                                                      27,304              --         38,574
   Payable for 12b-1 fees                                                                  41,434             597              5
   Payable to the custodian                                                                    --          10,927          1,585
   Payable for investments purchased                                                    6,878,718         114,761         22,655
   Payable for capital shares repurchased                                                  45,832              --             --
   Accrued expenses and other liabilities                                                 170,161           6,209         13,528
                                                                                     ------------      ----------       --------
       Total liabilities                                                                7,163,449         132,494         76,347
                                                                                     ------------      ----------       --------
NET ASSETS                                                                           $103,264,159      $1,437,838       $410,246
                                                                                     ------------      ----------       --------
                                                                                     ------------      ----------       --------
NET ASSETS CONSIST OF:
   Paid in capital                                                                   $ 88,625,663      $1,332,327       $379,250
   Undistributed net investment income                                                         --              --             --
   Accumulated net realized gain (loss) on investments                                  2,710,848          (8,479)        12,927
   Net unrealized appreciation (depreciation) on investments                           11,927,648         113,990         18,069
                                                                                     ------------      ----------       --------
       Net assets                                                                    $103,264,159      $1,437,838       $410,246
                                                                                     ------------      ----------       --------
                                                                                     ------------      ----------       --------
*<F23>  Cost of Investments                                                          $ 92,293,629      $1,314,709       $414,148
                                                                                     ------------      ----------       --------
                                                                                     ------------      ----------       --------
INSTITUTIONAL CLASS:
   Net assets                                                                        $ 43,004,518      $  706,220       $408,107
   Shares outstanding of beneficial interest (unlimited shares, $0.01 par value)        2,762,887          65,752         38,085
   Net asset value, offering and redemption price per share                          $      15.57      $    10.74       $  10.72
                                                                                     ------------      ----------       --------
                                                                                     ------------      ----------       --------
CLASS A:
   Net assets                                                                        $ 52,917,348      $  638,535       $  1,071
   Shares outstanding of beneficial interest (unlimited shares, $0.01 par value)        3,415,412          59,495            100
   Net asset value and redemption price per share                                    $      15.49      $    10.73       $  10.71
                                                                                     ------------      ----------       --------
                                                                                     ------------      ----------       --------
   Offering price (Net asset value divided by 0.9425 or 0.9775 for the
     Short-Term Bond Fund)                                                           $      16.44      $    11.38       $  11.36
                                                                                     ------------      ----------       --------
                                                                                     ------------      ----------       --------
CLASS C:
   Net assets                                                                        $  7,342,293      $   93,083       $  1,068
   Shares outstanding of beneficial interest (unlimited shares, $0.01 par value)          474,985           8,700            100
   Net asset value, offering and redemption (may be subject to a
     contingent deferred sales charge) price per share                               $      15.46      $    10.70       $  10.68
                                                                                     ------------      ----------       --------
                                                                                     ------------      ----------       --------

                       See notes to financial statements.

MDT FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
JANUARY 31, 2006 (UNAUDITED)

  MID CAP       SMALL CAP      SMALL CAP      SMALL CAP       BALANCED        SHORT-TERM
   GROWTH          CORE          GROWTH         VALUE          GROWTH            BOND
    FUND           FUND           FUND           FUND           FUND             FUND
  -------       ---------      ---------      ---------       --------        ----------

  $339,757       $310,739       $255,327       $136,507      $76,177,407     $35,652,950
     8,339         16,095          6,058          5,341        1,584,116              --
        --         17,500             --             --          195,424              --
       168             66             17             64          195,940         209,523
        --             --             --             --               --              --
    24,621         24,621         24,621         24,621           42,088          35,654
  --------       --------       --------       --------      -----------     -----------
   372,885        369,021        286,023        166,533       78,194,975      35,898,127
  --------       --------       --------       --------      -----------     -----------

    39,323         38,109         38,360         39,159           27,147           5,542
        13             29              5              7               34              12
     1,159          5,982          1,656            826              213              --
     8,366         17,217          5,727          5,215        1,596,724              --
        --             --             --             --               --              --
     6,045          6,404          6,488          6,473          136,423          71,712
  --------       --------       --------       --------      -----------     -----------
    54,906         67,741         52,236         51,680        1,760,541          77,266
  --------       --------       --------       --------      -----------     -----------
  $317,979       $301,280       $233,787       $114,853      $76,434,434     $35,820,861
  --------       --------       --------       --------      -----------     -----------
  --------       --------       --------       --------      -----------     -----------

  $280,027       $265,681       $197,701       $100,804      $65,257,612     $37,283,563
        --             --             --             --          140,686           4,824
       885          4,819          1,357           (597)       1,383,082      (1,176,460)
    37,067         30,780         34,729         14,646        9,653,054        (291,066)
  --------       --------       --------       --------      -----------     -----------
  $317,979       $301,280       $233,787       $114,853      $76,434,434     $35,820,861
  --------       --------       --------       --------      -----------     -----------
  --------       --------       --------       --------      -----------     -----------
  $302,690       $279,959       $220,598       $121,861      $66,524,353     $35,944,016
  --------       --------       --------       --------      -----------     -----------
  --------       --------       --------       --------      -----------     -----------

  $302,723       $197,094       $231,469       $110,903      $76,017,174     $35,809,377
    26,876         16,773         19,920          9,749        5,716,273       3,779,006
  $  11.26       $  11.75       $  11.62       $  11.38      $     13.30     $      9.48
  --------       --------       --------       --------      -----------     -----------
  --------       --------       --------       --------      -----------     -----------

  $ 14,134       $ 72,209       $  1,161       $  2,817      $   189,349     $    10,478
     1,256          6,154            100            248           14,238           1,105
  $  11.25       $  11.73       $  11.61       $  11.36      $     13.30     $      9.48
  --------       --------       --------       --------      -----------     -----------
  --------       --------       --------       --------      -----------     -----------
  $  11.94       $  12.45       $  12.32       $  12.05      $     14.11     $      9.70
  --------       --------       --------       --------      -----------     -----------
  --------       --------       --------       --------      -----------     -----------

  $  1,122       $ 31,977       $  1,157       $  1,133      $   227,911     $     1,006
       100          2,731            100            100           17,161             106

  $  11.22       $  11.71       $  11.57       $  11.33      $     13.28     $      9.49
  --------       --------       --------       --------      -----------     -----------
  --------       --------       --------       --------      -----------     -----------

                       See notes to financial statements.

MDT FUNDS
STATEMENTS OF OPERATIONS (UNAUDITED)

                                                                                                  FOR THE PERIOD
                                                                     FOR THE SIX            SEPTEMBER 15, 2005(1)<F24>
                                                                     MONTHS ENDED            THROUGH JANUARY 31, 2006
                                                                   JANUARY 31, 2006       ------------------------------
                                                                   ----------------        TAX AWARE/          LARGE CAP
                                                                     ALL CAP CORE         ALL CAP CORE           GROWTH
                                                                         FUND                 FUND                FUND
                                                                   ----------------       ------------         ---------
INVESTMENT INCOME:
   Dividend income                                                    $  568,251            $  5,040             $ 1,191
   Interest income                                                        38,409                 528                 283
                                                                      ----------            --------             -------
       Total investment income                                           606,660               5,568               1,474
                                                                      ----------            --------             -------
EXPENSES:
   Investment advisory fees                                              305,199               3,640               1,086
   Distribution fees - Class A                                            47,250                 365                   1
   Distribution fees - Class C                                             6,551                 238                   4
   Shareholder servicing and accounting                                  109,082               1,109                 763
   Administration fees                                                    52,199                 509                 334
   Federal and state registration fees                                    23,510              18,090              18,215
   Professional fees                                                      54,166               3,496               3,496
   Custody fees                                                           14,362               4,965               3,890
   Trustees' fees and expenses                                            18,672               1,327               1,327
   Reports to shareholders                                                 7,364                 238                 313
   Other                                                                   6,898                 145                 170
                                                                      ----------            --------             -------
       Total expenses before reimbursements                              645,253              34,122              29,599
   Expenses reimbursed by the Adviser                                    (82,788)            (26,968)            (26,986)
                                                                      ----------            --------             -------
   Net expenses                                                          562,465               7,154               2,613
                                                                      ----------            --------             -------
NET INVESTMENT INCOME (LOSS)                                              44,195              (1,586)             (1,139)
                                                                      ----------            --------             -------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments                             3,082,534              (8,479)             14,066
   Change in unrealized appreciation/depreciation on investments       3,174,524             113,990              18,069
                                                                      ----------            --------             -------
   Net realized and unrealized gain (loss) on investments              6,257,058             105,511              32,135
                                                                      ----------            --------             -------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $6,301,253            $103,925             $30,996
                                                                      ----------            --------             -------
                                                                      ----------            --------             -------

                       See notes to financial statements.

MDT FUNDS
STATEMENTS OF OPERATIONS (CONTINUED) (UNAUDITED)

        FOR THE PERIOD SEPTEMBER 15, 2005(1)<F24>               FOR THE SIX MONTHS ENDED
                 THROUGH JANUARY 31, 2006                           JANUARY 31, 2006
  -----------------------------------------------------        ---------------------------
  MID CAP       SMALL CAP      SMALL CAP      SMALL CAP        BALANCED         SHORT-TERM
   GROWTH          CORE          GROWTH         VALUE           GROWTH             BOND
    FUND           FUND           FUND           FUND            FUND              FUND
  -------       ---------      ---------      ---------        --------         ----------

   $   839        $   566        $   315        $   459       $  451,387       $      --
       207            170            143             78          695,017         846,861
   -------        -------        -------        -------       ----------       ---------
     1,046            736            458            537        1,146,404         846,861
   -------        -------        -------        -------       ----------       ---------

       973            901            957            483          273,240          74,908
         9             14              1              2                5               9
         4             15              4              4               29               4
       684            590            606            477           97,915          53,990
       284            234            259            209           46,727          24,042
    18,015         18,015         18,015         18,015           20,446          14,736
     3,496          3,496          3,496          3,496           38,166          21,548
     3,290          4,490          4,190          3,390           15,400           6,958
     1,327          1,327          1,302          1,302           11,468           6,774
       338            388            413            413            4,062           3,464
       170            145            145            145            5,828           2,744
   -------        -------        -------        -------       ----------       ---------
    28,590         29,615         29,388         27,936          513,286         209,177
   (26,631)       (28,289)       (28,005)       (27,235)         (57,852)        (31,258)
   -------        -------        -------        -------       ----------       ---------
     1,959          1,326          1,383            701          455,434         177,919
   -------        -------        -------        -------       ----------       ---------
      (913)          (590)          (925)          (164)         690,970         668,942
   -------        -------        -------        -------       ----------       ---------

     1,798          4,819          2,282           (597)       2,806,747         (63,328)
    37,067         30,780         34,729         14,646        1,034,882        (122,311)
   -------        -------        -------        -------       ----------       ---------
    38,865         35,599         37,011         14,049        3,841,629        (185,639)
   -------        -------        -------        -------       ----------       ---------
   $37,952        $35,009        $36,086        $13,885       $4,532,599       $ 483,303
   -------        -------        -------        -------       ----------       ---------
   -------        -------        -------        -------       ----------       ---------

(1)<F24>  Commencement of operations

                       See notes to financial statements.

MDT FUNDS--ALL CAP CORE FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                       FOR THE SIX MONTHS ENDED      FOR THE YEAR ENDED
                                                                           JANUARY 31, 2006            JULY 31, 2005
                                                                       ------------------------      ------------------
                                                                              (UNAUDITED)
OPERATIONS:
   Net investment income                                                      $     44,195              $    79,323
   Net realized gain on investments                                              3,082,534                5,555,605
   Change in unrealized appreciation/depreciation on investments                 3,174,524                5,661,269
                                                                              ------------              -----------
       Net increase in net assets resulting from operations                      6,301,253               11,296,197
                                                                              ------------              -----------
CAPITAL SHARE TRANSACTIONS: (NOTE 3)
   Net increase in net assets resulting from capital share transactions         27,632,532               25,583,920
                                                                              ------------              -----------
DISTRIBUTIONS TO INSTITUTIONAL CLASS SHAREHOLDERS:(1)<F25>
   From net investment income                                                      (42,291)                (118,739)
   From net capital gains                                                       (2,304,162)              (2,524,687)
                                                                              ------------              -----------
                                                                                (2,346,453)              (2,643,426)
                                                                              ------------              -----------
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:(2)<F26>
   From net investment income                                                      (11,232)                 (35,220)
   From net capital gains                                                       (2,312,212)              (1,244,084)
                                                                              ------------              -----------
                                                                                (2,323,444)              (1,279,304)
                                                                              ------------              -----------
DISTRIBUTIONS TO CLASS C SHAREHOLDERS FROM NET CAPITAL GAINS                      (117,957)                      --
                                                                              ------------              -----------
       Total increase in net assets                                             29,145,931               32,957,387

NET ASSETS:
   Beginning of period                                                          74,118,228               41,160,841
                                                                              ------------              -----------
   End of period                                                              $103,264,159              $74,118,228
                                                                              ------------              -----------
                                                                              ------------              -----------

(1)<F25>  Formerly the Memorial Class.
(2)<F26>  Formerly the Adviser Class.

                       See notes to financial statements.

MDT FUNDS--TAX/AWARE ALL CAP CORE, LARGE CAP GROWTH FUND, MID CAP GROWTH FUND STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                            FOR THE PERIOD
                                                                                      SEPTEMBER 15, 2005(1)<F27>
                                                                                       THROUGH JANUARY 31, 2006
                                                                            ----------------------------------------------
                                                                                              (UNAUDITED)
                                                                             TAX AWARE/         LARGE CAP          MID CAP
                                                                            ALL CAP CORE          GROWTH           GROWTH
                                                                                FUND               FUND             FUND
                                                                            ------------        ---------          -------
OPERATIONS:
   Net investment loss                                                       $   (1,586)         $ (1,139)        $   (913)
   Net realized gain (loss) on investments                                       (8,479)           14,066            1,798
   Change in unrealized appreciation/depreciation on investments                113,990            18,069           37,067
                                                                             ----------          --------         --------
       Net increase in net assets resulting from operations                     103,925            30,996           37,952
                                                                             ----------          --------         --------
CAPITAL SHARE TRANSACTIONS: (NOTE 3)
   Net increase in net assets resulting from capital share transactions       1,333,913           379,250          280,027
                                                                             ----------          --------         --------
       Total increase in net assets                                           1,437,838           410,246          317,979

NET ASSETS:
   Beginning of period                                                               --                --               --
                                                                             ----------          --------         --------
   End of period                                                             $1,437,838          $410,246         $317,979
                                                                             ----------          --------         --------
                                                                             ----------          --------         --------

(1)<F27>  Commencement of operations

                       See notes to financial statements.

MDT FUNDS--SMALL CAP CORE FUND, SMALL CAP GROWTH FUND, SMALL CAP VALUE FUND STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                              FOR THE PERIOD
                                                                                        SEPTEMBER 15, 2005(1)<F28>
                                                                                         THROUGH JANUARY 31, 2006
                                                                               --------------------------------------------
                                                                                               (UNAUDITED)
                                                                               SMALL CAP        SMALL CAP         SMALL CAP
                                                                                 CORE             GROWTH            VALUE
                                                                                 FUND              FUND             FUND
                                                                               ---------        ---------         ---------
OPERATIONS:
   Net investment loss                                                         $   (590)         $   (925)        $   (164)
   Net realized gain (loss) on investments                                        4,819             2,282             (597)
   Change in unrealized appreciation/depreciation on investments                 30,780            34,729           14,646
                                                                               --------          --------         --------
       Net increase in net assets resulting from operations                      35,009            36,086           13,885
                                                                               --------          --------         --------
CAPITAL SHARE TRANSACTIONS: (NOTE 3)
   Net increase in net assets resulting from capital share transactions         266,271           197,701          100,968
                                                                               --------          --------         --------
       Total increase in net assets                                             301,280           233,787          114,853

NET ASSETS:
   Beginning of period                                                               --                --               --
                                                                               --------          --------         --------
   End of period                                                               $301,280          $233,787         $114,853
                                                                               --------          --------         --------
                                                                               --------          --------         --------

(1)<F28>  Commencement of operations

                       See notes to financial statements.

MDT FUNDS--BALANCED GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                        FOR THE SIX MONTHS ENDED    FOR THE YEAR ENDED
                                                                            JANUARY 31, 2006          JULY 31, 2005
                                                                        ------------------------    ------------------
                                                                              (UNAUDITED)
OPERATIONS:
   Net investment income                                                       $   690,970              $   919,713
   Net realized gain on investments                                              2,806,747                4,595,895
   Change in unrealized appreciation/depreciation on investments                 1,034,882                3,979,958
                                                                               -----------              -----------
       Net increase in net assets resulting from operations                      4,532,599                9,495,566
                                                                               -----------              -----------
CAPITAL SHARE TRANSACTIONS: (NOTE 3)
   Net increase in net assets resulting from capital share transactions          8,511,410               11,497,448
                                                                               -----------              -----------
DISTRIBUTIONS TO INSTITUTIONAL CLASS SHAREHOLDERS:
   From net investment income                                                     (964,275)                (648,786)
   From net capital gains                                                       (4,964,729)              (4,839,470)
                                                                               -----------              -----------
                                                                                (5,929,004)              (5,488,256)
                                                                               -----------              -----------
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
   From net investment income                                                          (12)                      --
   From net capital gains                                                              (68)                      --
                                                                               -----------              -----------
                                                                                       (80)                      --
                                                                               -----------              -----------
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
   From net investment income                                                          (11)                      --
   From net capital gains                                                              (68)                      --
                                                                               -----------              -----------
                                                                                       (79)                      --
                                                                               -----------              -----------
       Total increase in net assets                                              7,114,846               15,504,758

NET ASSETS:
   Beginning of period                                                          69,319,588               53,814,830
                                                                               -----------              -----------
   End of period (includes undistributed net investment
     income of $140,686 and $420,725, respectively)                            $76,434,434              $69,319,588
                                                                               -----------              -----------
                                                                               -----------              -----------

                       See notes to financial statements.

MDT FUNDS--SHORT-TERM BOND FUND
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                        FOR THE SIX MONTHS ENDED    FOR THE YEAR ENDED
                                                                            JANUARY 31, 2006          JULY 31, 2005
                                                                        ------------------------    ------------------
                                                                              (UNAUDITED)
OPERATIONS:
   Net investment income                                                       $   668,942              $ 1,043,095
   Net realized loss on investments                                                (63,328)                 (55,274)
   Change in unrealized appreciation/depreciation on investments                  (122,311)                (203,357)
                                                                               -----------              -----------
       Net increase in net assets resulting from operations                        483,303                  784,464
                                                                               -----------              -----------
CAPITAL SHARE TRANSACTIONS: (NOTE 3)
   Net decrease in net assets resulting from capital share transactions         (1,316,180)                (160,377)
                                                                               -----------              -----------
DISTRIBUTIONS TO INSTITUTIONAL CLASS SHAREHOLDERS FROM NET INVESTMENT INCOME      (733,631)              (1,142,042)
                                                                               -----------              -----------
DISTRIBUTIONS TO CLASS A SHAREHOLDERS FROM NET INVESTMENT INCOME                      (158)                      --
                                                                               -----------              -----------
DISTRIBUTIONS TO CLASS C SHAREHOLDERS FROM NET INVESTMENT INCOME                       (12)                      --
                                                                               -----------              -----------
       Total decrease in net assets                                             (1,566,678)                (517,955)

NET ASSETS:
   Beginning of period                                                          37,387,539               37,905,494
                                                                               -----------              -----------
   End of period (includes undistributed net investment
     income of $4,824 and $35,563, respectively)                               $35,820,861              $37,387,539
                                                                               -----------              -----------
                                                                               -----------              -----------

                       See notes to financial statements.

MDT FUNDS--ALL CAP CORE FUND
FINANCIAL HIGHLIGHTS

                                                                                    INSTITUTIONAL CLASS(6)<F34>
                                                                   -------------------------------------------------------------
                                                                                                                  FOR THE PERIOD
                                                                     FOR THE         FOR THE         FOR THE        OCTOBER 1,
                                                                   SIX MONTHS         YEAR             YEAR        2002(1)<F29>
                                                                      ENDED           ENDED           ENDED          THROUGH
                                                                   JANUARY 31,      JULY 31,         JULY 31,        JULY 31,
                                                                      2006            2005             2004            2003
                                                                   -----------      --------         --------     --------------
                                                                   (UNAUDITED)
PER SHARE DATA:
Net asset value, beginning of period                               $     15.32     $     13.55     $     11.76     $     10.00
                                                                   -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                                  0.02(5)         0.03(5)         0.04            0.03
                                                                             <F33>           <F33>
   Net realized and unrealized gain on investments                        1.12            2.87            2.05            1.75
                                                                   -----------     -----------     -----------     -----------
   Total from investment operations                                       1.14            2.90            2.09            1.78
                                                                   -----------     -----------     -----------     -----------
LESS DISTRIBUTIONS:
   Dividends from net investment income                                  (0.02)          (0.05)          (0.03)          (0.01)
   Distributions from net capital gains                                  (0.87)          (1.08)          (0.27)          (0.01)
                                                                   -----------     -----------     -----------     -----------
   Total dividends and distributions                                     (0.89)          (1.13)          (0.30)          (0.02)
                                                                   -----------     -----------     -----------     -----------
Net asset value, end of period                                     $     15.57     $     15.32     $     13.55     $     11.76
                                                                   -----------     -----------     -----------     -----------
Total return                                                             7.62%(2)       22.14%          17.78%          17.75%(2)
                                                                             <F30>                                           <F30>
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period                                       $43,004,518     $43,782,095     $31,532,451     $23,455,374
   Ratio of expenses to average net assets before waiver
     or recovery of waived expenses by Adviser                           1.45%(3)        1.29%           1.40%           2.18%(3)
                                                                             <F31>                                           <F31>
   Ratio of expenses to average net assets after waiver
     or recovery of waived expenses by Adviser                           1.25%(3)        1.25%           1.25%           1.33%(3)
                                                                             <F31>                                           <F31>
   Ratio of net investment income (loss) to
     average net assets before waiver or
     recovery of waived expenses by Adviser                              0.04%(3)        0.19%           0.15%         (0.48)%(3)
                                                                             <F31>                                           <F31>
   Ratio of net investment income to
     average net assets after waiver or
     recovery of waived expenses by Adviser                              0.24%(3)        0.23%           0.30%           0.37%(3)
                                                                             <F31>                                           <F31>
   Portfolio turnover rate(4)<F32>                                      94.35%(2)      204.49%          95.80%         171.64%(2)
                                                                             <F30>                                           <F30>

(1)<F29>   Commencement of operations.
(2)<F30>   Not Annualized.
(3)<F31>   Annualized.
(4)<F32> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(5)<F33> Net investment income per share is calculated by dividing the net investment income by the average shares outstanding throughout the period.
(6)<F34>   Formerly the Memorial Class.

                       See notes to financial statements.

MDT FUNDS--ALL CAP CORE FUND
FINANCIAL HIGHLIGHTS

                                                                                          CLASS A(6)<F40>
                                                                   -------------------------------------------------------------
                                                                                                                  FOR THE PERIOD
                                                                     FOR THE         FOR THE          FOR THE      FEBRUARY 12,
                                                                   SIX MONTHS         YEAR             YEAR        2003(1)<F35>
                                                                      ENDED           ENDED            ENDED          THROUGH
                                                                   JANUARY 31,      JULY 31,         JULY 31,        JULY 31,
                                                                      2006            2005             2004            2003
                                                                   -----------      --------         --------     --------------
                                                                   (UNAUDITED)
PER SHARE DATA:
Net asset value, beginning of period                               $     15.26     $     13.52      $    11.75      $    10.17
                                                                   -----------     -----------      ----------      ----------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                                          (0.00)(5)       (0.00)(5)        0.01            0.00
                                                                              <F39>           <F39>
   Net realized and unrealized gain on investments                        1.10            2.85            2.05            1.58
                                                                   -----------     -----------      ----------      ----------
   Total from investment operations                                       1.10            2.85            2.06            1.58
                                                                   -----------     -----------      ----------      ----------
LESS DISTRIBUTIONS:
   Dividends from net investment income                                     --           (0.03)          (0.02)             --
   Distributions from net capital gains                                  (0.87)          (1.08)          (0.27)             --
                                                                   -----------     -----------      ----------      ----------
   Total dividends and distributions                                     (0.87)          (1.11)          (0.29)             --
                                                                   -----------     -----------      ----------      ----------
Net asset value, end of period                                     $     15.49     $     15.26      $    13.52      $    11.75
                                                                   -----------     -----------      ----------      ----------
                                                                   -----------     -----------      ----------      ----------
Total return(7)<F41>                                                     7.43%(2)       21.79%          17.53%          15.54%(2)
                                                                             <F36>                                           <F36>
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period                                       $52,917,348     $30,336,133      $9,628,390      $1,584,985
   Ratio of expenses to average net assets before waiver
     or recovery of waived expenses by Adviser                           1.70%(3)        1.54%           1.65%           2.34%(3)
                                                                             <F37>                                           <F37>
   Ratio of expenses to average net assets after waiver
     or recovery of waived expenses by Adviser                           1.50%(3)        1.50%           1.50%           1.50%(3)
                                                                             <F37>                                           <F37>
   Ratio of net investment loss to
     average net assets before waiver or
     recovery of waived expenses by Adviser                            (0.21)%(3)      (0.06)%         (0.10)%         (0.63)%(3)
                                                                             <F37>                                           <F37>
   Ratio of net investment income (loss) to
     average net assets after waiver or
     recovery of waived expenses by Adviser                            (0.01)%(3)      (0.02)%           0.05%           0.21%(3)
                                                                             <F37>                                           <F37>
   Portfolio turnover rate(4)<F38>                                      94.35%(2)      204.49%          95.80%         171.64%(2)
                                                                             <F36>                                           <F36>

(1)<F35>   Commencement of operations.
(2)<F36>   Not Annualized.
(3)<F37>   Annualized.
(4)<F38> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(5)<F39> Net investment income per share is calculated by dividing the net investment income by the average shares outstanding throughout the period.
(6)<F40>   Formerly the Adviser Class.
(7)<F41>   Calculation does not reflect the deduction of the 5.75% sales load.

                       See notes to financial statements.

MDT FUNDS--ALL CAP CORE FUND
FINANCIAL HIGHLIGHTS

                                                              CLASS C
                                                     --------------------------
                                                           FOR THE PERIOD
                                                     SEPTEMBER 15, 2005(1)<F42>
                                                      THROUGH JANUARY 31, 2006
                                                     --------------------------
                                                            (UNAUDITED)
PER SHARE DATA:
Net asset value, beginning of period                         $    15.25
                                                             ----------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment loss(5)<F46>                                    (0.04)
   Net realized and unrealized gain on investments                 1.12
                                                             ----------
   Total from investment operations                                1.08
                                                             ----------
LESS DISTRIBUTIONS:
   Dividends from net investment income                              --
   Distributions from net capital gains                           (0.87)
                                                             ----------
   Total dividends and distributions                              (0.87)
                                                             ----------
Net asset value, end of period                               $    15.46
                                                             ----------
                                                             ----------
Total Return(2)<F43>(6)<F47>                                      7.27%

SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period                                 $7,342,293
   Ratio of expenses to average net assets
     before reimbursement by Adviser(3)<F44>                      2.53%
   Ratio of expenses to average net assets
     after reimbursement by Adviser(3)<F44>                       2.25%
   Ratio of net investment loss to average net assets
     before reimbursement by Adviser(3)<F44>                    (1.05)%
   Ratio of net investment loss to average net assets
     after reimbursement by Adviser(3)<F44>                     (0.77)%
   Portfolio turnover rate(2)<F43>(4)<F45>                       94.35%

(1)<F42>    Commencement of operations.
(2)<F43>    Not annualized.
(3)<F44>    Annualized.
(4)<F45> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(5)<F46> Net investment income per share is calculated by dividing net investment income by the average shares outstanding throughout the period.
(6)<F47> Calculation does not reflect the deduction of any deferred sales charge.

                       See notes to financial statements.

MDT FUNDS--TAX AWARE/ALL CAP CORE FUND
FINANCIAL HIGHLIGHTS (UNAUDITED)

                                                              INSTITUTIONAL
                                                                  CLASS              CLASS A             CLASS C
                                                              -------------          -------             -------
                                                                   FOR THE PERIOD SEPTEMBER 15, 2005(1)<F48>
                                                                            THROUGH JANUARY 31, 2006
                                                              --------------------------------------------------
PER SHARE DATA:
Net asset value, beginning of period                             $  10.00            $  10.00             $ 10.00
                                                                 --------            --------             -------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment loss(2)<F49>                                      (0.01)              (0.03)              (0.06)
   Net realized and unrealized gain on investments                   0.75                0.76                0.76
                                                                 --------            --------             -------
   Total from investment operations                                  0.74                0.73                0.70
                                                                 --------            --------             -------
Net asset value, end of period                                   $  10.74            $  10.73             $ 10.70
                                                                 --------            --------             -------
                                                                 --------            --------             -------
Total Return(3)<F50>                                                7.40%               7.30%(5)<F52>       7.00%(6)<F53>

SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period                                     $706,220            $638,535             $93,083
   Ratio of expenses to average net assets
     before reimbursement by Adviser(4)<F51>                        9.21%               9.46%              10.21%
   Ratio of expenses to average net assets
     after reimbursement by Adviser(4)<F51>                         1.80%               2.05%               2.80%
   Ratio of net investment loss to average net assets
     before reimbursement by Adviser(4)<F51>                      (7.68)%             (7.93)%             (8.68)%
   Ratio of net investment loss to average net assets
     after reimbursement by Adviser(4)<F51>                       (0.27)%             (0.52)%             (1.27)%
   Portfolio turnover rate(3)<F50>(7)<F54>                         62.24%              62.24%              62.24%

(1)<F48>   Commencement of operations.
(2)<F49> Net investment income per share is calculated by dividing net investment income by the average shares outstanding throughout the period.
(3)<F50>   Not annualized.
(4)<F51>   Annualized.
(5)<F52>   Calculation does not reflect the deduction of the 5.75% sales load.
(6)<F53> Calculation does not reflect the deduction of any deferred sales charge.
(7)<F54> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                       See notes to financial statements.

MDT FUNDS--LARGE CAP GROWTH FUND
FINANCIAL HIGHLIGHTS (UNAUDITED)

                                                              INSTITUTIONAL
                                                                  CLASS              CLASS A             CLASS C
                                                              -------------          -------             -------
                                                                   FOR THE PERIOD SEPTEMBER 15, 2005(1)<F55>
                                                                            THROUGH JANUARY 31, 2006
                                                              --------------------------------------------------
PER SHARE DATA:
Net asset value, beginning of period                             $  10.00            $  10.00            $  10.00
                                                                 --------            --------            --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment loss(2)<F56>                                      (0.03)              (0.04)              (0.07)
   Net realized and unrealized gain on investments                   0.75                0.75                0.75
                                                                 --------            --------            --------
   Total from investment operations                                  0.72                0.71                0.68
                                                                 --------            --------            --------
Net asset value, end of period                                   $  10.72            $  10.71            $  10.68
                                                                 --------            --------            --------
                                                                 --------            --------            --------
Total Return(3)<F57>                                                7.20%               7.10%(5)<F59>       6.80%(6)<F60>

SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period                                     $408,107              $1,071              $1,068
   Ratio of expenses to average net assets
     before reimbursement by Adviser(4)<F58>                       20.43%              20.68%              21.43%
   Ratio of expenses to average net assets
     after reimbursement by Adviser(4)<F58>                         1.80%               2.05%               2.80%
   Ratio of net investment loss to average net assets
     before reimbursement by Adviser(4)<F58>                     (19.41)%            (19.66)%            (20.41)%
   Ratio of net investment loss to average net assets
     after reimbursement by Adviser(4)<F58>                       (0.78)%             (1.03)%             (1.78)%
   Portfolio turnover rate(3)<F57>(7)<F61>                        131.46%             131.46%             131.46%

(1)<F55>   Commencement of operations.
(2)<F56> Net investment income per share is calculated by dividing net investment income by the average shares outstanding throughout the period.
(3)<F57>   Not annualized.
(4)<F58>   Annualized.
(5)<F59>   Calculation does not reflect the deduction of the 5.75% sales load.
(6)<F60> Calculation does not reflect the deduction of any deferred sales charge.
(7)<F61> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                       See notes to financial statements.

MDT FUNDS--MID CAP GROWTH FUND
FINANCIAL HIGHLIGHTS (UNAUDITED)

                                                              INSTITUTIONAL
                                                                  CLASS              CLASS A             CLASS C
                                                              -------------          -------             -------
                                                                   FOR THE PERIOD SEPTEMBER 15, 2005(1)<F62>
                                                                            THROUGH JANUARY 31, 2006
                                                              --------------------------------------------------
PER SHARE DATA:
Net asset value, beginning of period                             $  10.00            $  10.00            $  10.00
                                                                 --------            --------            --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment loss(2)<F63>                                      (0.03)              (0.04)              (0.07)
   Net realized and unrealized gain on investments                   1.29                1.29                1.29
                                                                 --------            --------            --------
   Total from investment operations                                  1.26                1.25                1.22
                                                                 --------            --------            --------
Net asset value, end of period                                   $  11.26            $  11.25            $  11.22
                                                                 --------            --------            --------
                                                                 --------            --------            --------
Total Return(3)<F64>                                               12.60%              12.50%(5)<F66>      12.20%(6)<F67>
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period                                     $302,723             $14,134              $1,122
   Ratio of expenses to average net assets
     before reimbursement by Adviser(4)<F65>                       26.44%              26.69%              27.44%
   Ratio of expenses to average net assets
     after reimbursement by Adviser(4)<F65>                         1.80%               2.05%               2.80%
   Ratio of net investment loss to average net assets
     before reimbursement by Adviser(4)<F65>                     (25.48)%            (25.73)%            (26.48)%
   Ratio of net investment loss to average net assets
     after reimbursement by Adviser(4)<F65>                       (0.84)%             (1.09)%             (1.84)%
   Portfolio turnover rate(3)<F64>(7)<F68>                         77.42%              77.42%              77.42%

(1)<F62>   Commencement of operations.
(2)<F63> Net investment income per share is calculated by dividing net investment income by the average shares outstanding throughout the period.
(3)<F64>   Not annualized.
(4)<F65>   Annualized.
(5)<F66>   Calculation does not reflect the deduction of the 5.75% sales load.
(6)<F67> Calculation does not reflect the deduction of any deferred sales charge.
(7)<F68> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                       See notes to financial statements.

MDT FUNDS--SMALL CAP CORE FUND
FINANCIAL HIGHLIGHTS (UNAUDITED)

                                                              INSTITUTIONAL
                                                                  CLASS              CLASS A             CLASS C
                                                              -------------          -------             -------
                                                                   FOR THE PERIOD SEPTEMBER 15, 2005(1)<F69>
                                                                            THROUGH JANUARY 31, 2006
                                                              --------------------------------------------------
PER SHARE DATA:
Net asset value, beginning of period                             $  10.00            $  10.00            $  10.00
                                                                 --------            --------            --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment loss(2)<F70>                                      (0.04)              (0.05)              (0.09)
   Net realized and unrealized gain on investments                   1.79                1.78                1.80
                                                                 --------            --------            --------
   Total from investment operations                                  1.75                1.73                1.71
                                                                 --------            --------            --------
Net asset value, end of period                                   $  11.75            $  11.73            $  11.71
                                                                 --------            --------            --------
                                                                 --------            --------            --------
Total Return(3)<F71>                                               17.50%              17.30%(5)<F73>      17.10%(6)<F74>

SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period                                     $197,094             $72,209             $31,977
   Ratio of expenses to average net assets
     before reimbursement by Adviser(4)<F72>                       41.04%              41.29%              42.04%
   Ratio of expenses to average net assets
     after reimbursement by Adviser(4)<F72>                         1.80%               2.05%               2.80%
   Ratio of net investment loss to average net assets
     before reimbursement by Adviser(4)<F72>                     (40.02)%            (40.27)%            (41.02)%
   Ratio of net investment loss to average net assets
     after reimbursement by Adviser(4)<F72>                       (0.78)%             (1.03)%             (1.78)%
   Portfolio turnover rate(3)<F71>(7)<F75>                         89.31%              89.31%              89.31%

(1)<F69>   Commencement of operations.
(2)<F70> Net investment income per share is calculated by dividing net investment income by the average shares outstanding throughout the period.
(3)<F71>   Not annualized.
(4)<F72>   Annualized.
(5)<F73>   Calculation does not reflect the deduction of the 5.75% sales load.
(6)<F74> Calculation does not reflect the deduction of any deferred sales charge.
(7)<F75> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                       See notes to financial statements.

MDT FUNDS--SMALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS (UNAUDITED)

                                                              INSTITUTIONAL
                                                                  CLASS              CLASS A             CLASS C
                                                              -------------          -------             -------
                                                                   FOR THE PERIOD SEPTEMBER 15, 2005(1)<F76>
                                                                            THROUGH JANUARY 31, 2006
                                                              --------------------------------------------------
PER SHARE DATA:
Net asset value, beginning of period                             $  10.00            $  10.00            $  10.00
                                                                 --------            --------            --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment loss(2)<F77>                                      (0.05)              (0.06)              (0.09)
   Net realized and unrealized gain on investments                   1.67                1.67                1.66
                                                                 --------            --------            --------
   Total from investment operations                                  1.62                1.61                1.57
                                                                 --------            --------            --------
Net asset value, end of period                                   $  11.62            $  11.61            $  11.57
                                                                 --------            --------            --------
                                                                 --------            --------            --------
Total Return(3)<F78>                                               16.20%              16.10%(5)<F80>      15.70%(6)<F81>

SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period                                     $231,469              $1,161              $1,157
   Ratio of expenses to average net assets
     before reimbursement by Adviser(4)<F79>                       38.38%              38.63%              39.38%
   Ratio of expenses to average net assets
     after reimbursement by Adviser(4)<F79>                         1.80%               2.05%               2.80%
   Ratio of net investment loss to average net assets
     before reimbursement by Adviser(4)<F79>                     (37.78)%            (38.03)%            (38.78)%
   Ratio of net investment loss to average net assets
     after reimbursement by Adviser(4)<F79>                       (1.20)%             (1.45)%             (2.20)%
   Portfolio turnover rate(3)<F78>(7)<F82>                         78.05%              78.05%              78.05%

(1)<F76>   Commencement of operations.
(2)<F77> Net investment income per share is calculated by dividing net investment income by the average shares outstanding throughout the period.
(3)<F78>   Not annualized.
(4)<F79>   Annualized.
(5)<F80>   Calculation does not reflect the deduction of the 5.75% sales load.
(6)<F81> Calculation does not reflect the deduction of any deferred sales charge.
(7)<F82> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                       See notes to financial statements.

MDT FUNDS--SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS (UNAUDITED)

                                                              INSTITUTIONAL
                                                                  CLASS              CLASS A             CLASS C
                                                              -------------          -------             -------
                                                                   FOR THE PERIOD SEPTEMBER 15, 2005(1)<F83>
                                                                            THROUGH JANUARY 31, 2006
                                                              --------------------------------------------------
PER SHARE DATA:
Net asset value, beginning of period                             $  10.00            $  10.00            $  10.00
                                                                 --------            --------            --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment loss(2)<F84>                                      (0.01)              (0.03)              (0.06)
   Net realized and unrealized gain on investments                   1.39                1.39                1.39
                                                                 --------            --------            --------
   Total from investment operations                                  1.38                1.36                1.33
                                                                 --------            --------            --------
Net asset value, end of period                                   $  11.38            $  11.36            $  11.33
                                                                 --------            --------            --------
                                                                 --------            --------            --------
Total Return(3)<F85>                                               13.80%              13.60%(5)<F87>      13.30%(6)<F88>

SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period                                     $110,903              $2,817              $1,133
   Ratio of expenses to average net assets
     before reimbursement by Adviser(4)<F86>                       72.32%              72.57%              73.32%
   Ratio of expenses to average net assets
     after reimbursement by Adviser(4)<F86>                         1.80%               2.05%               2.80%
   Ratio of net investment loss to average net assets
     before reimbursement by Adviser(4)<F86>                     (70.93)%            (71.18)%            (71.93)%
   Ratio of net investment loss to average net assets
     after reimbursement by Adviser(4)<F86>                       (0.41)%             (0.66)%             (1.41)%
   Portfolio turnover rate(3)<F85>(7)<F89>                         77.80%              77.80%              77.80%

(1)<F83>   Commencement of operations.
(2)<F84> Net investment income per share is calculated by dividing net investment income by the average shares outstanding throughout the period.
(3)<F85>   Not annualized.
(4)<F86>   Annualized.
(5)<F87>   Calculation does not reflect the deduction of the 5.75% sales load.
(6)<F88> Calculation does not reflect the deduction of any deferred sales charge.
(7)<F89> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                       See notes to financial statements.

MDT FUNDS--BALANCED GROWTH FUND
FINANCIAL HIGHLIGHTS (CONTINUED)

                                                               INSTITUTIONAL CLASS
                                                               -------------------
                                                                                                                  FOR THE PERIOD
                                                                     FOR THE         FOR THE          FOR THE       OCTOBER 1,
                                                                   SIX MONTHS         YEAR             YEAR        2002(1)<F90>
                                                                      ENDED           ENDED            ENDED          THROUGH
                                                                   JANUARY 31,      JULY 31,         JULY 31,        JULY 31,
                                                                  2006(6)<F95>        2005             2004            2003
                                                                  ------------      --------         --------     --------------
                                                                   (UNAUDITED)
PER SHARE DATA:
Net asset value, beginning of period                               $     13.60     $     12.82     $     11.36     $     10.00
                                                                   -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income(2)<F91>                                          0.13            0.20            0.13            0.13
   Net realized and unrealized gain on investments                        0.68            1.87            1.61            1.28
                                                                   -----------     -----------     -----------     -----------
   Total from investment operations                                       0.81            2.07            1.74            1.41
                                                                   -----------     -----------     -----------     -----------
LESS DISTRIBUTIONS:
   Dividends from net investment income                                  (0.18)          (0.15)          (0.15)          (0.05)
   Distributions from net capital gains                                  (0.93)          (1.14)          (0.13)          (0.00)
                                                                   -----------     -----------     -----------     -----------
   Total dividends and distributions                                     (1.11)          (1.29)          (0.28)          (0.05)
                                                                   -----------     -----------     -----------     -----------
Net asset value, end of period                                     $     13.30     $     13.60     $     12.82     $     11.36
                                                                   -----------     -----------     -----------     -----------
                                                                   -----------     -----------     -----------     -----------
Total return                                                             6.19%(3)       16.81%          15.37%          14.18%(3)
                                                                             <F92>                                           <F92>
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period                                       $76,017,174     $69,319,588     $53,814,830     $41,473,645
   Ratio of expenses to average net assets before
     waiver or recovery of waived expenses by Adviser                    1.41%(4)        1.19%           1.17%           1.39%(4)
                                                                             <F93>                                           <F93>
   Ratio of expenses to average net assets after
     waiver or recovery of waived expenses by Adviser                    1.25%(4)        1.19%           1.17%           1.47%(4)
                                                                             <F93>                                           <F93>
   Ratio of net investment income to
     average net assets before waiver or
     recovery of waived expenses by Adviser                              1.74%(4)        1.54%           1.03%           1.58%(4)
                                                                             <F93>                                           <F93>
   Ratio of net investment income to
     average net assets after waiver or
     recovery of waived expenses by Adviser                              1.90%(4)        1.54%           1.03%           1.50%(4)
                                                                             <F93>                                           <F93>
   Portfolio turnover rate                                              63.58%(3)(5)   126.92%          78.44%         124.13%(3)
                                                                            <F92><F94>                                       <F92>

(1)<F90>   Commencement of operations.
(2)<F91> Net investment income per share is calculated by dividing the net investment income by the average shares outstanding throughout the period.
(3)<F92>   Not Annualized.
(4)<F93>   Annualized.
(5)<F94> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(6)<F95>   On August 25, 2005, shares were designated as Institutional Class.

                       See notes to financial statements.

MDT FUNDS--BALANCED GROWTH FUND
FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                 CLASS A             CLASS C
                                                                 -------             -------
                                                          FOR THE PERIOD SEPTEMBER 15, 2005(1)<F96>
                                                                   THROUGH JANUARY 31, 2006
                                                          -----------------------------------------
                                                                         (UNAUDITED)
PER SHARE DATA:
Net asset value, beginning of period                             $  13.67            $  13.67
                                                                 --------            --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income(2)<F97>                                     0.07                0.04
   Net realized and unrealized gain on investments                   0.66                0.65
                                                                 --------            --------
   Total from investment operations                                  0.73                0.69
                                                                 --------            --------
LESS DISTRIBUTIONS:
   Dividends from net investment income                             (0.17)              (0.15)
   Distributions from net capital gains                             (0.93)              (0.93)
                                                                 --------            --------
   Total dividends and distributions                                (1.10)              (1.08)
                                                                 --------            --------
Net asset value, end of period                                   $  13.30            $  13.28
                                                                 --------            --------
                                                                 --------            --------
Total Return(3)<F98>                                                5.56%(5)<F1>        5.23%(6)<F2>

SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period                                     $189,349            $227,911
   Ratio of expenses to average net assets
     before reimbursement by Adviser(4)<F99>                        1.74%               2.49%
   Ratio of expenses to average net assets
     after reimbursement by Adviser(4)<F99>                         1.50%               2.25%
   Ratio of net investment income to average net assets
     before reimbursement by Adviser(4)<F99>                        1.49%               0.74%
   Ratio of net investment income to average net assets
     after reimbursement by Adviser(4)<F99>                         1.73%               0.98%
   Portfolio turnover rate(3)<F98>(7)<F3>                          63.58%              63.58%

(1)<F96>    Commencement of operations.
(2)<F97> Net investment income per share is calculated by dividing net investment income by the average shares outstanding throughout the period.
(3)<F98>    Not annualized.
(4)<F99>    Annualized.
 (5)<F1>    Calculation does not reflect the deduction of the 5.75% sales load.
 (6)<F2> Calculation does not reflect the deduction of any deferred sales charge.
 (7)<F3> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                       See notes to financial statements.

MDT FUNDS--SHORT-TERM BOND FUND
FINANCIAL HIGHLIGHTS (CONTINUED)

                                                               INSTITUTIONAL CLASS
                                                               -------------------
                                                                                                                  FOR THE PERIOD
                                                                     FOR THE         FOR THE         FOR THE        OCTOBER 1,
                                                                   SIX MONTHS         YEAR             YEAR        2002(1)<F4>
                                                                      ENDED           ENDED           ENDED          THROUGH
                                                                   JANUARY 31,      JULY 31,         JULY 31,        JULY 31,
                                                                   2006(6)<F9>        2005             2004            2003
                                                                   -----------      --------         --------     --------------
                                                                   (UNAUDITED)
PER SHARE DATA:
Net asset value, beginning of period                               $      9.54     $      9.63     $      9.86     $     10.00
                                                                   -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income(2)<F5>                                           0.17            0.27            0.06            0.15
   Net realized and unrealized gain (loss) on investments                (0.04)          (0.06)           0.02           (0.07)
                                                                   -----------     -----------     -----------     -----------
   Total from investment operations                                       0.13            0.21            0.08            0.08
                                                                   -----------     -----------     -----------     -----------
LESS DISTRIBUTIONS:
   Dividends from net investment income                                  (0.19)          (0.30)          (0.15)          (0.22)
   Return of capital                                                        --              --           (0.16)             --
                                                                   -----------     -----------     -----------     -----------
   Total dividends and distributions                                     (0.19)          (0.30)          (0.31)          (0.22)
                                                                   -----------     -----------     -----------     -----------
Net asset value, end of period                                     $      9.48     $      9.54     $      9.63     $      9.86
                                                                   -----------     -----------     -----------     -----------
                                                                   -----------     -----------     -----------     -----------
Total return                                                             1.36%(3)        2.20%           0.86%           0.82%(3)
                                                                             <F6>                                            <F6>
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period                                       $35,809,377     $37,387,539     $37,905,494     $45,750,186
   Ratio of expenses to average net assets before waiver
     or recovery of waived expenses by Adviser                           1.12%(4)        0.91%           0.89%           0.98%(4)
                                                                             <F7>                                            <F7>
   Ratio of expenses to average net assets after waiver
     or recovery of waived expenses by Adviser                           0.95%(4)        0.92%           0.95%           0.95%(4)
                                                                             <F7>                                            <F7>
   Ratio of net investment income to
     average net assets before waiver or recovery
     of waived expenses by Adviser                                       3.40%(4)        2.87%           0.72%           2.00%(4)
                                                                             <F7>                                            <F7>
   Ratio of net investment income to average
     net assets after waiver or recovery of waived
     expenses by Adviser                                                 3.57%(4)        2.86%           0.66%           2.03%(4)
                                                                             <F7>                                            <F7>
   Portfolio turnover rate                                              23.24%(3)(5)    51.74%          96.92%          68.89%(3)
                                                                             <F6><F8>                                        <F6>

(1)<F4>   Commencement of operations.
(2)<F5> Net investment income per share is calculated by dividing the net investment income by the average shares outstanding throughout the period.
(3)<F6>   Not Annualized.
(4)<F7>   Annualized.
(5)<F8> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(6)<F9>   On August 25, 2005, shares were designated as Institutional Class.

                       See notes to financial statements.

MDT FUNDS--SHORT-TERM BOND FUND
FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                      CLASS A             CLASS C
                                                                      -------             -------
                                                               FOR THE PERIOD SEPTEMBER 15, 2005(1)<F10>
                                                                       THROUGH JANUARY 31, 2006
                                                               -----------------------------------------
                                                                              (UNAUDITED)
PER SHARE DATA:
Net asset value, beginning of period                                  $   9.58            $   9.58
                                                                      --------            --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income(2)<F11>                                          0.12                0.10
   Net realized and unrealized loss on investments                       (0.08)              (0.08)
                                                                      --------            --------
   Total from investment operations                                       0.04                0.02
                                                                      --------            --------
LESS DISTRIBUTIONS:
   Dividends from net investment income                                  (0.14)              (0.11)
                                                                      --------            --------
   Total dividends and distributions                                     (0.14)              (0.11)
                                                                      --------            --------
Net asset value, end of period                                        $   9.48            $   9.49
                                                                      --------            --------
                                                                      --------            --------
Total Return(3)<F12>                                                     0.47%(5)<F14>       0.26%(6)<F15>

SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period                                           $10,478              $1,006
   Ratio of expenses to average net assets
     before reimbursement by Adviser(4)<F13>                             1.44%               2.19%
   Ratio of expenses to average net assets
     after reimbursement by Adviser(4)<F13>                              1.20%               1.95%
   Ratio of net investment income to average net assets
     before reimbursement by Adviser(4)<F13>                             3.16%               2.41%
   Ratio of net investment income to average net assets
     after reimbursement by Adviser(4)<F13>                              3.40%               2.65%
   Portfolio turnover rate(3)<F12>(7)<F16>                              23.24%              23.24%

(1)<F10>   Commencement of operations.
(2)<F11> Net investment income per share is calculated by dividing net investment income by the average shares outstanding throughout the period.
(3)<F12>   Not annualized.
(4)<F13>   Annualized.
(5)<F14>   Calculation does not reflect the deduction of the 2.25% sales load.
(6)<F15> Calculation does not reflect the deduction of any deferred sales charge.
(7)<F16> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                       See notes to financial statements.

MDT FUNDS
NOTES TO THE FINANCIAL STATEMENTS
JANUARY 31, 2006 (UNAUDITED)

NOTE 1--DESCRIPTION OF FUND

The MDT Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open end investment management company. The Trust was organized as a Delaware statutory trust on June 26, 2002 and consists of nine series. Prior to August 25, 2005, the Trust was known as the Optimum QTM Funds Trust. The series presently authorized are the All Cap Core Fund, the Tax Aware/All Cap Core Fund, the Large Cap Growth Fund, the Mid Cap Growth Fund, the Small Cap Core Fund, the Small Cap Growth Fund, the Small Cap Value Fund, the Balanced Growth Fund and the Short-Term Bond Fund (collectively referred to as the "Funds"). Pursuant to the 1940 Act, the Funds are each "diversified" series of the Trust.

The All Cap Core, Balanced Growth and Short-Term Bond Funds commenced operations on October 1, 2002. The Tax Aware/All Cap Core, Large Cap Growth, Mid Cap Growth, Small Cap Core, Small Cap Growth and Small Cap Value Funds and each of the respective classes of shares within these Funds commenced operations on September 15, 2005.

Each of the Funds offers three classes of shares: Institutional Class, Class A and Class C. Class A shares are sold with a front-end sales charge. Class C shares may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A and Class C bear certain expenses relating to distribution and servicing expenditures. Currently, the Class A and Class C shares charge 12b-1 fees of 0.25% and 1.00%, respectively. Please refer to Note 6 for further information on the Rule 12b-1 distribution plans.

From February 12, 2003 through August 25, 2005, the Class A shares of the All Cap Core Fund were known as the Adviser Class and the Institutional Class shares were known as the Memorial Class. On August 25, 2005, the existing shares of the Balanced Growth and Short-Term Bond (f/k/a Capital Conservation) Funds were designated the Institutional Class. The Class A and Class C shares of the Balanced Growth and Short-Term Bond Funds commenced operations on September 15, 2005.

The primary investment objective of the All Cap Core Fund, the Large Cap Growth Fund, the Mid Cap Growth Fund, the Small Cap Core Fund, the Small Cap Growth Fund, and the Small Cap Value Fund is long-term capital appreciation. The primary investment objective of the Tax Aware/All Cap Core Fund is long-term capital appreciation while seeking to minimize the impact of taxes. The primary investment objective of the Balanced Growth Fund is long-term growth through capital appreciation and current income. The primary investment objective of the Short-Term Bond Fund is to preserve the value of the Fund's assets and produce income.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds:

   (a) Investment Valuation--Investment securities traded on a national securities exchange are valued at their market value determined by their last price in the principal market in which these securities are normally traded except those traded on the Nasdaq NMS and Small Cap exchanges unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing asked and bid prices. Securities traded over-the-counter are valued at the last reported sales price unless there is no reported sales price, in which case the mean between the closing asked and bid prices is used. Securities traded on Nasdaq National Market and Capital Market Exchanges are valued at the Nasdaq Official Closing Price ("NOCP"). Debt securities with maturities of sixty days or less are valued at amortized cost, which approximates market value. Other fixed income securities that have a maturity of greater than 60 days are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and other market data. U.S. government and agency securities are valued at the mean between the most recent bid and asked prices. Where market quotations are not readily available, assets and securities are valued at fair value as determined in good faith by the Adviser pursuant to authority delegated, and in accordance with procedures approved by the Trust's Board of Trustees. In determining fair value, the Adviser considers all relevant factors and available information. Consequently, the price of the security used by a Fund to calculate its NAV may differ from quoted or published prices for the same security. Fair value pricing involves subjective judgments and there is no single standard for determining a security's fair value. As a result, different mutual funds could reasonably arrive at a different fair value for the same security. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.

   (b) Income Recognition--Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. All discounts and premiums are amortized using the effective interest method for tax and financial reporting purposes.

   (c) Securities Transactions--Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined using the high cost method.

   (d) Distributions to Shareholders--The Funds record distributions to shareholders on the ex-dividend date. Dividends from net investment income, if any, are declared and paid at least annually for each Fund except the Short-Term Bond Fund. The Short-Term Bond Fund declares and distributes dividends on a monthly basis. Distributions of net realized capital gains, if any, will be declared and distributed at least annually for each Fund. The amounts of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, reclassifications are made in the capital accounts in the period that the difference arises. The Funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction.

   The tax components of the dividend paid during the six months ended January 31, 2006 are as follows:

                                                           ORDINARY          LONG-TERM CAPITAL       SHORT-TERM CAPITAL
                                                       INCOME DIVIDENDS     GAINS DISTRIBUTIONS     GAINS DISTRIBUTIONS
                                                       ----------------     -------------------     -------------------
   All Cap Core Fund--Institutional Class                  $ 42,291              $1,016,396              $1,287,766
   All Cap Core Fund--Class A                                11,232               1,019,947               1,292,265
   All Cap Core Fund--Class C                                    --                  52,032                  65,925
   Balanced Growth Fund--Institutional Class                964,275               3,065,711               1,899,018
   Balanced Growth Fund--Class A                                 12                      42                      26
   Balanced Growth Fund--Class C                                 11                      42                      26
   Short-Term Bond Fund--Institutional Class                733,631                      --                      --
   Short-Term Bond Fund--Class A                                158                      --                      --
   Short-Term Bond Fund--Class C                                 12                      --                      --

   The Tax Aware/All Cap Core, Large Cap Growth, Mid Cap Growth, Small Cap Core, Small Cap Growth and Small Cap Value Funds did not make any dividend payments or distributions during the period from their inception through January 31, 2006.

   The tax components of the dividends paid during the fiscal year ended July 31, 2005 are as follows:

                                                        ORDINARY          LONG-TERM CAPITAL
                                                    INCOME DIVIDENDS     GAINS DISTRIBUTIONS
                                                    ----------------     -------------------
   All Cap Core Fund--Institutional Class              $1,348,729             $1,294,697
   All Cap Core Fund--Class A                             641,319                637,985
   Balanced Growth Fund                                 2,527,022              2,961,234
   Short-Term Bond Fund                                 1,142,042                     --

   (e) Federal Income Taxes--The Funds intend to comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies, including the distribution of substantially all of the Funds' taxable income. Accordingly, no provision for federal income taxes is considered necessary in the financial statements.

   (f) Use of Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   (g) Expenses--Each Fund is charged for those expenses that are directly attributable to it. Expenses directly attributable to a class of shares, such as Rule 12b-1 distribution fees, are charged to that class of shares. Expenses that are not attributable to a portfolio are typically allocated among each portfolio in proportion to their respective net assets.

   (h) Guarantees and Indemnifications--In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims against the Funds that have not yet occurred. Based on experience, the Funds expect the risk of loss to be remote.

NOTE 3--CAPITAL SHARE TRANSACTIONS

At January 31, 2006 there were unlimited shares authorized with a par value of $0.01.

The following tables summarize the capital share transactions of each Fund for the past two fiscal periods or the period from the Fund's inception:

ALL CAP CORE FUND--INSTITUTIONAL CLASS

                                                    SIX MONTHS ENDED                           YEAR ENDED
                                                    JANUARY 31, 2006                         JULY 31, 2005
                                               -------------------------               -------------------------
                                               SHARES             AMOUNT               SHARES             AMOUNT
                                               ------             ------               ------             ------
     Sales                                       65,554         $ 1,004,719             533,336         $ 7,489,650
     Reinvestments                              153,643           2,324,618             187,453           2,639,341
     Redemptions                               (313,974)         (4,792,603)           (189,430)         (2,701,167)
                                              ---------         -----------           ---------         -----------
     Net Increase (Decrease)                    (94,777)        $(1,463,266)            531,359         $ 7,427,824
                                              ---------         -----------           ---------         -----------
     SHARES OUTSTANDING
          Beginning of Period                 2,857,664                               2,326,305
                                              ---------                               ---------
          End of Period                       2,762,887                               2,857,664
                                              ---------                               ---------
                                              ---------                               ---------

ALL CAP CORE FUND--CLASS A
                                                    SIX MONTHS ENDED                           YEAR ENDED
                                                    JANUARY 31, 2006                         JULY 31, 2005
                                               -------------------------               -------------------------
                                               SHARES             AMOUNT               SHARES             AMOUNT
                                               ------             ------               ------             ------
     Sales                                    1,408,383         $21,544,761           1,420,090         $20,210,268
     Reinvestments                              150,058           2,261,364              89,795           1,261,622
     Redemption Fees                                 --                 476
     Redemptions                               (130,744)         (1,994,740)           (234,345)         (3,315,794)
                                              ---------         -----------           ---------         -----------
     Net Increase                             1,427,697         $21,811,861           1,275,540         $18,156,096
                                              ---------         -----------           ---------         -----------
     SHARES OUTSTANDING
          Beginning of Period                 1,987,715                                 712,175
                                              ---------                               ---------
          End of Period                       3,415,412                               1,987,715
                                              ---------                               ---------
                                              ---------                               ---------

ALL CAP CORE FUND--CLASS C
                                                     FOR THE PERIOD
                                               SEPTEMBER 15, 2005(1)<F17>
                                                THROUGH JANUARY 31, 2006
                                               -------------------------
                                               SHARES             AMOUNT
                                               ------             ------
     Sales                                      472,739         $ 7,250,139
     Reinvestments                                7,778             117,066
     Redemption Fees                                 --                 331
     Redemptions                                 (5,532)            (83,599)
                                              ---------         -----------
     Net Increase                               474,985         $ 7,283,937
                                              ---------         -----------
     SHARES OUTSTANDING
          Beginning of Period                        --
                                              ---------
          End of Period                         474,985
                                              ---------
                                              ---------
     TOTAL NET INCREASE                                         $27,632,532                             $25,583,920
                                                                -----------                             -----------
                                                                -----------                             -----------

(1)<F17>  Commencement of Operations

TAX AWARE/ALL CAP CORE FUND--INSTITUTIONAL CLASS
                                                     FOR THE PERIOD
                                               SEPTEMBER 15, 2005(1)<F18>
                                                THROUGH JANUARY 31, 2006
                                               -------------------------
                                               SHARES             AMOUNT
                                               ------             ------
     Sales                                       65,752         $   647,253
     Redemptions                                     (0)                 (3)
                                              ---------         -----------
     Net Increase                                65,752         $   647,250
                                              ---------         -----------
     SHARES OUTSTANDING
          Beginning of Period                        --
                                              ---------
          End of Period                          65,752
                                              ---------
                                              ---------

TAX AWARE/ALL CAP CORE FUND--CLASS A
                                                     FOR THE PERIOD
                                               SEPTEMBER 15, 2005(1)<F18>
                                                THROUGH JANUARY 31, 2006
                                               -------------------------
                                               SHARES             AMOUNT
                                               ------             ------
     Sales                                       59,495         $   600,816
     Redemptions                                     (0)                 (1)
                                              ---------         -----------
     Net Increase                                59,495         $   600,815
                                              ---------         -----------
     SHARES OUTSTANDING
          Beginning of Period                        --
                                              ---------
          End of Period                          59,495
                                              ---------
                                              ---------

TAX AWARE/ALL CAP CORE FUND--CLASS C
                                                     FOR THE PERIOD
                                               SEPTEMBER 15, 2005(1)<F18>
                                                THROUGH JANUARY 31, 2006
                                               -------------------------
                                               SHARES             AMOUNT
                                               ------             ------
     Sales                                        8,700         $    85,849
     Redemptions                                     (0)                 (1)
                                              ---------         -----------
     Net Increase                                 8,700         $    85,848
                                              ---------         -----------
     SHARES OUTSTANDING
          Beginning of Period                        --
                                              ---------
          End of Period                           8,700
                                              ---------
                                              ---------
     TOTAL NET INCREASE                                         $ 1,333,913
                                                                -----------
                                                                -----------

(1)<F18>  Commencement of Operations

LARGE CAP GROWTH FUND--INSTITUTIONAL CLASS
                                                     FOR THE PERIOD
                                               SEPTEMBER 15, 2005(1)<F19>
                                                THROUGH JANUARY 31, 2006
                                               -------------------------
                                               SHARES             AMOUNT
                                               ------             ------
     Sales                                       38,846         $   385,412
     Redemptions                                   (761)             (8,160)
                                              ---------         -----------
     Net Increase                                38,085         $   377,252
                                              ---------         -----------
     SHARES OUTSTANDING
          Beginning of Period                        --
                                              ---------
          End of Period                          38,085
                                              ---------
                                              ---------

LARGE CAP GROWTH FUND--CLASS A
                                                     FOR THE PERIOD
                                               SEPTEMBER 15, 2005(1)<F19>
                                                THROUGH JANUARY 31, 2006
                                               -------------------------
                                               SHARES             AMOUNT
                                               ------             ------
     Sales                                          100         $     1,000
     Redemptions                                     (0)                 (1)
                                              ---------         -----------
     Net Increase                                   100         $       999
                                              ---------         -----------
     SHARES OUTSTANDING
          Beginning of Period                        --
                                              ---------
          End of Period                             100
                                              ---------
                                              ---------

LARGE CAP GROWTH FUND--CLASS C
                                                     FOR THE PERIOD
                                               SEPTEMBER 15, 2005(1)<F19>
                                                THROUGH JANUARY 31, 2006
                                               -------------------------
                                               SHARES             AMOUNT
                                               ------             ------
     Sales                                          100         $     1,000
     Redemptions                                     (0)                 (1)
                                              ---------         -----------
     Net Increase                                   100         $       999
                                              ---------         -----------
     SHARES OUTSTANDING
          Beginning of Period                        --
                                              ---------
          End of Period                             100
                                              ---------
                                              ---------
     TOTAL NET INCREASE                                         $   379,250
                                                                -----------
                                                                -----------

(1)<F19>  Commencement of Operations

MID CAP GROWTH FUND--INSTITUTIONAL CLASS
                                                     FOR THE PERIOD
                                               SEPTEMBER 15, 2005(1)<F20>
                                                THROUGH JANUARY 31, 2006
                                               -------------------------
                                               SHARES             AMOUNT
                                               ------             ------
     Sales                                       27,286         $   270,913
     Redemptions                                   (410)             (4,549)
                                              ---------         -----------
     Net Increase                                26,876         $   266,364
                                              ---------         -----------
     SHARES OUTSTANDING
          Beginning of Period                        --
                                              ---------
          End of Period                          26,876
                                              ---------
                                              ---------

MID CAP GROWTH FUND--CLASS A
                                                     FOR THE PERIOD
                                               SEPTEMBER 15, 2005(1)<F20>
                                                THROUGH JANUARY 31, 2006
                                               -------------------------
                                               SHARES             AMOUNT
                                               ------             ------
     Sales                                        1,256         $    12,665
     Redemptions                                     (0)                 (1)
                                              ---------         -----------
     Net Increase                                 1,256         $    12,664
                                              ---------         -----------
     SHARES OUTSTANDING
          Beginning of Period                        --
                                              ---------
          End of Period                           1,256
                                              ---------
                                              ---------

MID CAP GROWTH FUND--CLASS C
                                                     FOR THE PERIOD
                                               SEPTEMBER 15, 2005(1)<F20>
                                                THROUGH JANUARY 31, 2006
                                               -------------------------
                                               SHARES             AMOUNT
                                               ------             ------
     Sales                                          100         $     1,000
     Redemptions                                     (0)                 (1)
                                              ---------         -----------
     Net Increase                                   100         $       999
                                              ---------         -----------
     SHARES OUTSTANDING
          Beginning of Period                        --
                                              ---------
          End of Period                             100
                                              ---------
                                              ---------
     TOTAL NET INCREASE                                         $   280,027
                                                                -----------
                                                                -----------

(1)<F20>  Commencement of Operations

SMALL CAP CORE FUND--INSTITUTIONAL CLASS
                                                     FOR THE PERIOD
                                               SEPTEMBER 15, 2005(1)<F21>
                                                THROUGH JANUARY 31, 2006
                                               -------------------------
                                               SHARES             AMOUNT
                                               ------             ------
     Sales                                       16,776         $   167,835
     Redemptions                                     (3)                (32)
                                              ---------         -----------
     Net Increase                                16,773         $   167,803
                                              ---------         -----------
     SHARES OUTSTANDING
          Beginning of Period                        --
                                              ---------
          End of Period                          16,773
                                              ---------
                                              ---------

SMALL CAP CORE FUND--CLASS A
                                                     FOR THE PERIOD
                                               SEPTEMBER 15, 2005(1)<F21>
                                                THROUGH JANUARY 31, 2006
                                               -------------------------
                                               SHARES             AMOUNT
                                               ------             ------
     Sales                                        6,154         $    67,970
     Redemptions                                     (0)                 (1)
                                              ---------         -----------
     Net Increase                                 6,154         $    67,969
                                              ---------         -----------
     SHARES OUTSTANDING
          Beginning of Period                        --
                                              ---------
          End of Period                           6,154
                                              ---------
                                              ---------

SMALL CAP CORE FUND--CLASS C
                                                     FOR THE PERIOD
                                               SEPTEMBER 15, 2005(1)<F21>
                                                THROUGH JANUARY 31, 2006
                                               -------------------------
                                               SHARES             AMOUNT
                                               ------             ------
     Sales                                        2,731         $    30,500
     Redemptions                                     (0)                 (1)
                                              ---------         -----------
     Net Increase                                 2,731         $    30,499
                                              ---------         -----------
     SHARES OUTSTANDING
          Beginning of Period                        --
                                              ---------
          End of Period                           2,731
                                              ---------
                                              ---------
     TOTAL NET INCREASE                                         $   266,271
                                                                -----------
                                                                -----------

(1)<F21>  Commencement of Operations

SMALL CAP GROWTH FUND--INSTITUTIONAL CLASS
                                                     FOR THE PERIOD
                                               SEPTEMBER 15, 2005(1)<F22>
                                                THROUGH JANUARY 31, 2006
                                               -------------------------
                                               SHARES             AMOUNT
                                               ------             ------
     Sales                                       20,220         $   199,000
     Redemptions                                   (300)             (3,297)
                                              ---------         -----------
     Net Increase                                19,920         $   195,703
                                              ---------         -----------
     SHARES OUTSTANDING
          Beginning of Period                        --
                                              ---------
          End of Period                          19,920
                                              ---------
                                              ---------

SMALL CAP GROWTH FUND--CLASS A
                                                     FOR THE PERIOD
                                               SEPTEMBER 15, 2005(1)<F22>
                                                THROUGH JANUARY 31, 2006
                                               -------------------------
                                               SHARES             AMOUNT
                                               ------             ------
     Sales                                          100         $     1,000
     Redemptions                                     (0)                 (1)
                                              ---------         -----------
     Net Increase                                   100         $       999
                                              ---------         -----------
     SHARES OUTSTANDING
          Beginning of Period                        --
                                              ---------
          End of Period                             100
                                              ---------
                                              ---------

SMALL CAP GROWTH FUND--CLASS C
                                                     FOR THE PERIOD
                                               SEPTEMBER 15, 2005(1)<F22>
                                                THROUGH JANUARY 31, 2006
                                               -------------------------
                                               SHARES             AMOUNT
                                               ------             ------
     Sales                                          100         $     1,000
     Redemptions                                     (0)                 (1)
                                              ---------         -----------
     Net Increase                                   100         $       999
                                              ---------         -----------
     SHARES OUTSTANDING
          Beginning of Period                        --
                                              ---------
          End of Period                             100
                                              ---------
                                              ---------
     TOTAL NET INCREASE                                         $   197,701
                                                                -----------
                                                                -----------

(1)<F22>  Commencement of Operations

SMALL CAP VALUE FUND--INSTITUTIONAL CLASS
                                                     FOR THE PERIOD
                                               SEPTEMBER 15, 2005(1)<F23>
                                                THROUGH JANUARY 31, 2006
                                               -------------------------
                                               SHARES             AMOUNT
                                               ------             ------
     Sales                                        9,750         $    97,500
     Redemptions                                     (1)                (15)
                                              ---------         -----------
     Net Increase                                 9,749         $    97,485
                                              ---------         -----------
     SHARES OUTSTANDING
          Beginning of Period                        --
                                              ---------
          End of Period                           9,749
                                              ---------
                                              ---------

SMALL CAP VALUE FUND--CLASS A
                                                     FOR THE PERIOD
                                               SEPTEMBER 15, 2005(1)<F23>
                                                THROUGH JANUARY 31, 2006
                                               -------------------------
                                               SHARES             AMOUNT
                                               ------             ------
     Sales                                          250         $     2,500
     Redemptions                                     (2)                (16)
                                              ---------         -----------
     Net Increase                                   248         $     2,484
                                              ---------         -----------
     SHARES OUTSTANDING
          Beginning of Period                        --
                                              ---------
          End of Period                             248
                                              ---------
                                              ---------

SMALL CAP VALUE FUND--CLASS C
                                                     FOR THE PERIOD
                                               SEPTEMBER 15, 2005(1)<F23>
                                                THROUGH JANUARY 31, 2006
                                               -------------------------
                                               SHARES             AMOUNT
                                               ------             ------
     Sales                                          100         $     1,000
     Redemptions                                     (0)                 (1)
                                              ---------         -----------
     Net Increase                                   100         $       999
                                              ---------         -----------
     SHARES OUTSTANDING
          Beginning of Period                        --
                                              ---------
          End of Period                             100
                                              ---------
                                              ---------
     TOTAL NET INCREASE                                         $   100,968
                                              ---------         -----------
                                              ---------         -----------

(1)<F23>  Commencement of Operations

BALANCED GROWTH FUND--INSTITUTIONAL CLASS
                                                    SIX MONTHS ENDED                           YEAR ENDED
                                                    JANUARY 31, 2006                         JULY 31, 2005
                                               -------------------------               -------------------------
                                               SHARES             AMOUNT               SHARES             AMOUNT
                                               ------             ------               ------             ------
     Sales                                      428,184         $ 5,752,332             755,806         $ 9,738,462
     Reinvestments                              457,148           5,924,643             427,344           5,482,822
     Redemptions                               (265,438)         (3,580,554)           (285,202)         (3,723,836)
                                              ---------         -----------           ---------         -----------
     Net Increase                               619,894         $ 8,096,421             897,948         $11,497,448
                                              ---------         -----------           ---------         -----------
     SHARES OUTSTANDING
          Beginning of Period                 5,096,379                               4,198,431
                                              ---------                               ---------
          End of Period                       5,716,273                               5,096,379
                                              ---------                               ---------
                                              ---------                               ---------

BALANCED GROWTH FUND--CLASS A
                                                     FOR THE PERIOD
                                               SEPTEMBER 15, 2005(1)<F24>
                                                THROUGH JANUARY 31, 2006
                                               -------------------------
                                               SHARES             AMOUNT
                                               ------             ------
     Sales                                       14,232         $   188,408
     Reinvestments                                    6                  80
     Redemptions                                     (0)                 (1)
                                              ---------         -----------
     Net Increase                                14,238         $   188,487
                                              ---------         -----------
     SHARES OUTSTANDING
          Beginning of Period                        --
                                              ---------
          End of Period                          14,238
                                              ---------
                                              ---------

BALANCED GROWTH FUND--CLASS C
                                                     FOR THE PERIOD
                                               SEPTEMBER 15, 2005(1)<F24>
                                                THROUGH JANUARY 31, 2006
                                               -------------------------
                                               SHARES             AMOUNT
                                               ------             ------
     Sales                                       17,155         $   226,424
     Reinvestments                                    6                  79
     Redemptions                                     (0)                 (1)
                                              ---------         -----------
     Net Increase                                17,161         $   226,502
                                              ---------         -----------
     SHARES OUTSTANDING
          Beginning of Period                        --
                                              ---------
          End of Period                          17,161
                                              ---------
                                              ---------
     TOTAL NET INCREASE                                         $ 8,511,410                             $11,497,448
                                                                -----------                             -----------
                                                                -----------                             -----------

(1)<F24>  Commencement of Operations

SHORT-TERM BOND FUND--INSTITUTIONAL CLASS
                                                    SIX MONTHS ENDED                           YEAR ENDED
                                                    JANUARY 31, 2006                         JULY 31, 2005
                                               -------------------------               -------------------------
                                               SHARES             AMOUNT               SHARES             AMOUNT
                                               ------             ------               ------             ------
     Sales                                       93,906         $   898,741             437,662         $ 4,201,734
     Reinvestments                               77,127             733,238             118,493           1,137,724
     Redemptions                               (311,173)         (2,959,756)           (571,611)         (5,499,835)
                                              ---------         -----------           ---------         -----------
     Net Decrease                              (140,140)        $(1,327,777)            (15,456)        $  (160,377)
                                              ---------         -----------           ---------         -----------
     SHARES OUTSTANDING
          Beginning of Period                 3,919,146                               3,934,602
                                              ---------                               ---------
          End of Period                       3,779,006                               3,919,146
                                              ---------                               ---------
                                              ---------                               ---------

SHORT-TERM BOND FUND--CLASS A
                                                     FOR THE PERIOD
                                               SEPTEMBER 15, 2005(1)<F25>
                                                THROUGH JANUARY 31, 2006
                                               -------------------------
                                               SHARES             AMOUNT
                                               ------             ------
     Sales                                        1,088         $    10,429
     Reinvestments                                   17                 158
     Redemptions                                     (0)                 (1)
                                              ---------         -----------
     Net Increase                                 1,105         $    10,586
                                              ---------         -----------
     SHARES OUTSTANDING
          Beginning of Period                        --
                                              ---------
          End of Period                           1,105
                                              ---------
                                              ---------

SHORT-TERM BOND FUND--CLASS C
                                                     FOR THE PERIOD
                                               SEPTEMBER 15, 2005(1)<F25>
                                                THROUGH JANUARY 31, 2006
                                               -------------------------
                                               SHARES             AMOUNT
                                               ------             ------
     Sales                                          105         $     1,000
     Reinvestments                                    1                  12
     Redemptions                                     (0)                 (1)
                                              ---------         -----------
     Net Increase                                   106         $     1,011
                                              ---------         -----------
     SHARES OUTSTANDING
          Beginning of Period                        --
                                              ---------
          End of Period                             106
                                              ---------
                                              ---------
     Total Net Decrease                                         $(1,316,180)                            $  (160,377)
                                                                -----------                             -----------
                                                                -----------                             -----------

(1)<F25>  Commencement of Operations

NOTE 4--INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, other than short-term investments for the period ended January 31, 2006 were as follows:

                                         PURCHASES                            SALES
                                ---------------------------        ---------------------------
                                U.S. GOVERNMENT       OTHER        U.S. GOVERNMENT       OTHER
                                ---------------       -----        ---------------       -----
All Cap Core Fund                  $       --      $96,781,399        $       --      $75,678,003
Tax Aware/All Cap Core Fund                --        1,814,991                --          530,603
Large Cap Growth Fund                      --          831,673                --          439,781
Mid Cap Growth Fund                        --          487,591                --          193,905
Small Cap Core Fund                        --          419,367                --          153,768
Small Cap Growth Fund                      --          354,229                --          141,154
Small Cap Value Fund                       --          191,505                --           71,495
Balanced Growth Fund                2,035,034       44,891,598         3,323,125       41,246,613
Short-Term Bond Fund                       --        7,768,676         1,630,144        6,970,773

At July 31, 2005, the components of accumulated earnings/(losses) on a tax basis were as follows:

                                                                      BALANCED
                                                ALL CAP CORE           GROWTH            SHORT-TERM
                                                    FUND                FUND             BOND FUND
                                                ------------          --------           ---------
Cost of Investments                              $65,917,604         $60,729,963         $37,791,382
                                                 -----------         -----------         -----------
                                                 -----------         -----------         -----------
Gross unrealized appreciation                      9,483,829           9,116,262             136,895
Gross unrealized depreciation                       (824,997)           (599,401)           (676,426)
                                                 -----------         -----------         -----------
Net unrealized appreciation/(depreciation)       $ 8,658,832         $ 8,516,861         $  (539,531)
                                                 -----------         -----------         -----------
                                                 -----------         -----------         -----------
Undistributed ordinary income                      2,368,556           2,109,384              38,817
Undistributed long-term capital gain               2,088,381           1,950,395                 --
                                                 -----------         -----------         -----------
Total distributable earnings                     $ 4,456,937         $ 4,059,779         $    38,817
                                                 -----------         -----------         -----------
                                                 -----------         -----------         -----------
Other accumulated losses                         $        --         $    (3,254)        $  (711,490)
                                                 -----------         -----------         -----------
Total accumulated earnings/(losses)              $13,115,769         $12,573,386         $(1,212,204)
                                                 -----------         -----------         -----------
                                                 -----------         -----------         -----------

At July 31, 2005, the Short-Term Bond Fund had an accumulated net realized capital loss carryover of $524,142 of which $408,592 expires in 2012 and $115,550 expires in 2013. To the extent the Short-Term Bond Fund realizes future net capital gains, taxable distributions to its shareholders will be offset by any unused capital loss carryover. Also, July 31, 2005, the Short-Term Bond Fund realized, on a tax basis, post-October losses of $184,904 which are not recognized for tax purposes until the first day of the following fiscal year.

NOTE 5--INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Trust has an Investment Advisory Agreement (the "Agreement") with MDTA LLC acting through its autonomous operating division, MDT Advisers (the "Adviser"), with whom certain officers and Trustees of the Board are affiliated, to furnish investment advisory services to the Funds. Under the terms of the Agreement, the Trust, on behalf of the Funds, compensates the Adviser for its management services based on the following annual rates:

                                             PERCENTAGE OF DAILY NET ASSETS
                                             ------------------------------
     ALL CAP CORE FUND                                   0.75%
     TAX AWARE/ALL CAP CORE FUND                         1.00%
     LARGE CAP GROWTH FUND                               0.75%
     MID CAP GROWTH FUND                                 0.90%
     SMALL CAP CORE FUND                                 1.25%
     SMALL CAP GROWTH FUND                               1.25%
     SMALL CAP VALUE FUND                                1.25%
     BALANCED GROWTH FUND                                0.75%
     SHORT-TERM BOND FUND                                0.40%

The Adviser has agreed to waive all or part of its advisory fee and/or absorb the Funds' other expenses, to the extent necessary to ensure that the operating expenses do not exceed the following levels (as a percentage of each class' respective daily average net assets):

                                  INSTITUTIONAL CLASS    CLASS A   CLASS C
                                  -------------------    -------   -------
     ALL CAP CORE FUND                   1.25%            1.50%     2.25%
     TAX AWARE/ALL CAP CORE FUND         1.80%            2.05%     2.80%
     LARGE CAP GROWTH FUND               1.80%            2.05%     2.80%
     MID CAP GROWTH FUND                 1.80%            2.05%     2.80%
     SMALL CAP CORE FUND                 1.80%            2.05%     2.80%
     SMALL CAP GROWTH FUND               1.80%            2.05%     2.80%
     SMALL CAP VALUE FUND                1.80%            2.05%     2.80%
     BALANCED GROWTH FUND                1.25%            1.50%     2.25%
     SHORT-TERM BOND FUND                0.95%            1.20%     1.95%

The Adviser has agreed to keep these limitations in place through November 30, 2006. For a period of three years after the fiscal year in which the Adviser waives or reimburses Fund expenses, the Adviser may seek reimbursement from that Fund to the extent that the Fund's total annual operating expenses are less than the expense limitation in effect at the time of the waiver or reimbursement.

The All Cap Core, Balanced Growth and Short-Term Bond Funds each incurred $18,756 in connection with the organization of the Trust and initial public offering of the shares. These expenses were advanced by the Adviser, and the Adviser has agreed to reimburse the Funds for these expenses, subject to potential recovery. During the fiscal year ended July 31, 2003, the Balanced Growth Fund reimbursed $18,756 that the Adviser had advanced for organizational expenses. During the year ended July 31, 2004, the Short-Term Bond Fund reimbursed $23,308 that the Adviser had advanced for organizational expenses and for Fund expenses the Adviser absorbed for the fiscal year ended July 31, 2003. During the year ended July 31, 2005, the Short-Term Bond Fund reimbursed $4,162 that the Adviser absorbed during previous fiscal periods.

Reimbursed/absorbed expenses subject to potential recovery by year of expiration are as follows:

     YEAR OF EXPIRATION        ALL CAP CORE FUND
     ------------------        -----------------
     July 31, 2006                  $124,758
     July 31, 2007                  $ 53,361
     July 31, 2008                  $ 24,400

U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator and accounting services agent for the Fund. U.S. Bank, N.A. serves as custodian for the Fund.

NOTE 6--DISTRIBUTION PLAN

The Trust, on behalf of the each Fund, has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 plan"). With respect to the Class A shares, the plan provides that each Fund compensate Quasar Distributors, LLC (the "Distributor"), an affiliate of U.S. Bancorp Fund Services, LLC, up to 0.35% (0.25% for the All Cap Core Fund) per annum of the class' average daily net assets. Currently, the Class A shares of each Fund are charged 0.25% per annum. With respect to the Class C shares, the plan provides that each Fund compensate the Distributor up to 1.00% per annum of the class' average daily net assets. Payments under the 12b-1 plan shall be used to compensate the distributor for services rendered in connection with the promotion and distribution of each respective class of shares of each Fund, and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature. For the period ended January 31, 2006, the following expenses were incurred under the 12b-1 Plan:

                                         CLASS A        CLASS C
                                         -------        -------
     ALL CAP CORE FUND                   $47,250         $6,551
     TAX AWARE/ALL CAP CORE FUND             365            238
     LARGE CAP GROWTH FUND                     1              4
     MID CAP GROWTH FUND                       9              4
     SMALL CAP CORE FUND                      14             15
     SMALL CAP GROWTH FUND                     1              4
     SMALL CAP VALUE FUND                      2              4
     BALANCED GROWTH FUND                      5             29
     SHORT-TERM BOND FUND                      9              4

MDT FUNDS
ADDITIONAL INFORMATION

PROXY VOTING. A description of the Trust's proxy voting policies and procedures relating to the holdings of each Fund is available by calling 1-866-784-6867. Furthermore, you can obtain the description on the SEC's website at http://www.sec.gov.

PROXY VOTING RECORD. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge by calling 1-866-784-6867. Furthermore, you can obtain the Funds' proxy voting records on the SEC's website at http://www.sec.gov.

QUARTERLY DISCLOSURE PORTFOLIO HOLDINGS. The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC website at http://www.sec.gov and may also be reviewed and copied at the SEC's public reference room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-888-SEC-0330.

MDT FUNDS
BOARD CONSIDERATIONS IN APPROVING THE CONTINUATION OF THE INVESTMENT ADVISORY AGREEMENT

On September 20, 2005, the Board of Trustees performed its annual review of the Agreement for the All Cap Core Fund, the Balanced Growth Fund and the Short-Term Bond Fund. Both in respect of the September 20, 2005 meeting and in approving the Advisory Agreement on behalf of the Tax Aware/All Cap Core Fund, the Large Cap Growth Fund, the Mid Cap Growth Fund, the Small Cap Core Fund, the Small Cap Growth Fund and the Small Cap Value Fund at a meeting of the Board of Trustees on May 17, 2005, the Board of Trustees, including the Independent Trustees, took into consideration information provided at the relevant meeting, as well as a wide variety of materials relating to the services provided by the Adviser, including reports on each Fund's investment results; portfolio composition; portfolio trading practices; and other information relating to the nature, extent and quality of services provided by Adviser to the Fund (or expected to be provided, in the case of the new Funds). In addition, the Board reviewed information regarding, as applicable, each Fund's investment results, advisory fee and expense comparisons, financial and profitability information regarding the Adviser, descriptions of various functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing investment management and administrative services to each Fund.

In deciding to renew or initially approve, as the case may be, the Agreements, the Board of Trustees did not identify any single issue or particular information that, in isolation, was the controlling factor. This summary describes the most important, but not all, of the factors considered by the Board.

1.   Nature, Extent and Quality of Services

The Adviser, its personnel and its resources. The Board considered the depth and quality of the Adviser's investment management process, including its sophisticated quantitative methodology; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization (and its ultimate parent); and the ability of its organizational structure to address the recent growth in assets under management. The Board also considered that the Adviser made available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Trustees considered the Adviser's commitment to investing in information technology supporting investment management and compliance. They further considered the Adviser's continuing need to attract and retain qualified personnel and to maintain and enhance its resources and systems.

Other Services. The Board considered the Adviser's policies, procedures and systems to ensure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed; and its attention to matters that may involve conflicts of interest with each Fund.

The Board concluded that the nature, extent and quality of the services provided by the Adviser has benefited and will continue to benefit each Fund and its shareholders.

2.   Investment Performance

With respect to the existing Funds, the Board considered each Fund's unique, balanced pursuit of its investment objectives and the investment results of each Fund in light of its objectives. The Trustees compared each Fund's total returns with various independent mutual fund indices. The Board reviewed the investment results of the All Cap Core Fund for the one-year and since inception period ended July 31, 2005 relative to multiple stock market indices and a group of peer funds. They noted that the Fund had outperformed all of the relevant benchmarks during the previous year and only marginally underperformed the indices for the period from the Fund's inception through July 31, 2005. The Trustees reviewed the performance of the Balanced Growth Fund and noted that the Fund had significantly outperformed equity indices during the year ended July 31, 2005 and only marginally underperformed those equity indices for the period from the Fund's inception through July 31, 2005 despite a 25-35% allocation to fixed income securities. The Board also noted that the Fund had outperformed its Lipper peers during the periods. The Trustees reviewed the performance of the Short-Term Bond Fund and noted that the Fund had underperformed its relevant benchmarks during the one-year period and the period from the Fund's inception through July 31, 2005. However, the Trustees noted and discussed the Fund's conservative posturing relative to the peers and indices during a time where the Adviser believed that the risk-reward profile with respect to interest rates was not in favor of the Fund. The Trustees noted that this posturing was communicated to them and discussed on a quarterly basis as the Board reviewed the performance of each Fund.

In addition, the Board also reviewed information prepared by the Adviser suggesting that each Fund's returns over these same periods were achieved for materially less risk (measured by reference to volatility).

Finally, with respect to the All Cap Core Fund, the Tax Aware/All Cap Core Fund, the Large Cap Growth Fund, the Mid Cap Growth Fund, the Small Cap Core Fund, the Small Cap Growth Fund and the Small Cap Value Fund, the Trustees reviewed long-term performance of each strategy and noted the superior performance. The Board ultimately concluded that the Adviser's performance record in managing each existing Fund indicates that its continued management will benefit each Fund and its shareholders.

3.   Advisory Fees and Total Expenses

The Board reviewed the advisory fees and total expenses of each Fund and compared such amounts with the average fee and expense levels of other funds in the applicable Lipper indices. The Board observed that the advisory fees of the All Cap Core Fund and Balanced Growth Fund were slightly above the median of other mutual funds with similar investment objectives and size according to reports prepared by the Fund's administrator based on data from Lipper.
However, the Trustees noted that the total expense ratios for each of the Funds were below the median of the same peer group. With respect to the Short Term Bond Fund, the Board observed that the advisory fee charged approximately equal to the median of the Lipper peer group of funds with similar size and investment objective, while the total expense ratio was again lower than that of the peer group. The Board noted that, to date, the Adviser has waived significant fees with respect to the All Cap Core Fund, had deferred significant fees for the Balanced Growth Fund and Short-Term Bond Fund while those Funds accumulated assets and would likely waive significant fees for the Tax Aware/All Cap Core Fund, the Large Cap Growth Fund, the Mid Cap Growth Fund, the Small Cap Core Fund, the Small Cap Growth Fund and the Small Cap Value Fund initially. The Board concluded that the level of the fees charged by the Adviser was appropriate and benefited each Fund and its shareholders. The Board also reviewed information regarding the advisory fees paid by institutional clients of the Adviser with similar investment mandates. The Trustees concluded that although the fees paid by those clients generally were lower than those paid by the Funds, the differences appropriately reflected the Adviser's significantly greater responsibilities with respect to the Funds, and the more comprehensive regulatory regime applicable to mutual funds.

4.   Adviser, Costs, Level of Profits and Economies of Scale

The Board reviewed information regarding the Adviser's costs of providing services to the Funds, as well as the resulting level of profits to the Adviser, noting that those results were comparable to the reported results of several investment management companies. The Board also received information regarding the structure and manner in which the Adviser's investment professionals were compensated and the Adviser's view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered the Adviser's need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements. The Trustees noted that at their present asset size breakpoints in each Fund's advisory fee structure were not practicable, but that economies of scale in the cost of operations, to the extent they exist, effectively were being shared given the Adviser's waivers of fees in respect of several of the Funds. The Board concluded that each fund's cost structure was reasonable.

5.   Ancillary Benefits

The Board considered a variety of other benefits received by the Adviser, including possible ancillary benefits to its institutional management business. The Board reviewed the Adviser's portfolio trading practices, noting that the Adviser receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of a Fund, and other soft dollar research benefits.

6.   Conclusions

Based on its review, including their consideration of each of the factors referred to above, the Board concluded that the Agreements are fair and reasonable to each Fund and its shareholders, that each Fund's shareholders received, or will receive, as the case may be, reasonable value in return for the advisory fees paid to the Adviser by the Fund, and that the renewal or initial approval, as the case may be, of the Agreement was in the best interests of each Fund and its shareholders.

(MDT FUNDS LOGO)

INVESTMENT ADVISER
MDT Advisers,
a division of MDTA, LLC
125 CambridgePark Drive
Cambridge, MA 02140

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110

LEGAL COUNSEL
Paul, Hastings, Janofsky & Walker, LLP
55 Second Street, 24th Floor
San Francisco, CA 94105

CUSTODIAN
U.S. Bank, N.A.
425 Walnut Street
Cincinnati, OH 45202

ADMINISTRATOR, TRANSFER AGENT
AND FUND ACCOUNTANT
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202

DISTRIBUTOR
Quasar Distributors, LLC
615 E. Michigan Street
Milwaukee, WI 53202

This report has been prepared for the information of shareholders of the MDT Funds and is not authorized for distribution to prospective shareholders unless preceded or accompanied by an effective prospectus that includes information regarding the Funds' objectives, policies, management, records and other information.

The prospectus should be read carefully before investing and can be obtained by calling 1-866-784-6867 or at www.mdtfunds.com.

ITEM 2. CODE OF ETHICS.
-----------------------

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.
----------------------------------------

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to open-end investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

The Schedules of Investments are included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
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MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
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Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
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COMPANY AND AFFILIATED PURCHASERS.
----------------------------------

Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
------------------------------------------------------------

Not Applicable.

ITEM 11. CONTROLS AND PROCEDURES.
---------------------------------

(a) The Registrant's President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant's service provider.

(b) There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.
-----------------

(a) (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

     (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

     (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  MDT Funds
                   -----------------------------------------

     By (Signature and Title) /s/ R. Schorr Berman
                              ------------------------------
                              R. Schorr Berman, President

     Date  April 11, 2006
           -------------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)  /s/ R. Schorr Berman
                               -----------------------------
                               R. Schorr Berman, President

     Date  April 11, 2006
           -------------------------------------------------

     By (Signature and Title)  /s/ John Duane
                               -----------------------------
                               John Duane, Treasurer

     Date  April 11, 2006
           -------------------------------------------------